UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811- 04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	10/31/2023

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

ANNUAL REPORT

OCTOBER 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Global Total Return Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2023.

Although central banks raised interest rates aggressively to tame surging inflation during the period, the global economy and financial markets demonstrated resilience. Employers continued hiring, consumers continued spending, home prices rose, and recession fears receded.

Early in the period, stocks began a rally that eventually ended a bear market and continued to rise globally for much of 2023 as inflation cooled and the Federal Reserve (the Fed) slowed the pace of its rate hikes. However, stocks declined late in the period when the Fed signaled that rates may remain elevated longer than investors had expected. For the entire period, large-cap US stocks and equities in international markets posted gains, while small-cap US stocks declined.

Bond markets benefited during the period as the Fed moderated its rate-hiking cycle, and the higher level of interest rates offered investors an additional cushion from fixed income volatility. US and global investment-grade bonds, along with US high yield corporate bonds and emerging market debt, all posted gains.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund
December 15, 2023

PGIM Global Total Return Fund     3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/23

	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A

(with sales charges)	2.76	-2.33	-0.24	—

(without sales charges)	6.22	-1.68	0.09	—

Class C

(with sales charges)	4.43	-2.42	-0.66	—

(without sales charges)	5.43	-2.42	-0.66	—

Class Z

(without sales charges)	6.47	-1.48	0.33	—

Class R2

(without sales charges)	6.20	-1.88	N/A	-2.34 (12/27/2017)

Class R4

(without sales charges)	6.24	-1.67	N/A	-2.10 (12/27/2017)

Class R6

(without sales charges)	6.56	-1.39	0.48	—

Bloomberg Global Aggregate Index

	1.72	-1.64	-0.66	—

Average Annual Total Returns as of 10/31/23 Since Inception (%)

Class R2, Class R4

(12/27/2017)

Bloomberg Global Aggregate Index	-2.00

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Bloomberg Global Aggregate Index by portraying the initial account values at the beginning of the 10-year period for Class Z shares (October 31, 2013) and the account values at the end of the current fiscal year (October 31, 2023) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

PGIM Global Total Return Fund     5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.25%	None	None

Shareholder service fees	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definition

Bloomberg Global Aggregate Index—The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 10/31/23 (%)

AAA	14.5

AA	9.0

A	13.9

BBB	35.1

BB	15.2

B	4.7

CCC	2.0

Not Rated	2.2

Cash/Cash Equivalents	3.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 10/31/23

	Total Distributions	SEC 30-Day	SEC 30-Day
	Paid for	Subsidized	Unsubsidized
	One Year ($)	Yield* (%)	Yield** (%)

Class A	0.20	5.86	5.94

Class C	0.16	5.30	5.48

Class Z	0.21	6.32	6.48

Class R2	0.19	5.86	5.96

Class R4	0.20	6.11	6.22

Class R6	0.22	6.52	6.52

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Global Total Return Fund     7

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Global Total Return Fund’s Class Z shares returned 6.47% in the 12-month reporting period that ended October 31, 2023, outperforming the 1.72% return of the Bloomberg Global Aggregate Bond Index (the Index).

What were the market conditions?

●

In the US, interest rate volatility increased as markets sought to price in both the aggressive Federal Open Market Committee (FOMC) policy tightening and the potential for a hard economic landing. Toward the end of the reporting period, macroeconomic and market conditions raised hopes of a soft landing as the FOMC held interest rates steady, and Federal Reserve (Fed) Chairman Jerome Powell acknowledged that higher yields on US Treasuries have aided in the tightening of financial conditions. (When central banks raise interest rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing. When they raise rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing.) The 10-year/2-year US Treasury spread narrowed from –0.41% as of October 31, 2022 to –0.19% as of October 31, 2023, while the 10-year US Treasury yield rose by 79 basis points (bps) to end the reporting period at 4.88%. (One basis point equals 0.01%.)

●

Despite the debt ceiling debate and threats of a government shutdown, inflation that remained above the Fed’s 2% target, and geopolitical risks abroad, the economy proved resilient, posting strong growth for the third quarter of 2023 (i.e., annualized gross domestic product (GDP) of 4.9%) that was driven by consumer spending. With that stated, the durability of the third quarter’s economic momentum doesn’t appear to be repeatable. While September’s payrolls report of 336,000 jobs added came in much stronger than expected, October’s payrolls report of 150,000 jobs added surprised to the downside and provided further evidence of labor market rebalancing.

●

In Europe, German 10-year bond yields rose to end the reporting period at 2.83%. While the decision of the European Central Bank (ECB) to keep monetary policy unchanged appeared prudent and justified, headwinds from higher global interest rates, high energy prices, and persistent inflation continued to paint a challenging picture for the euro economy. Similarly, United Kingdom 10-year bond yields rose over the reporting period, ending it at 4.54%. The Bank of England also remained on hold in October 2023. This was the second meeting at which the Bank of England kept its key rate at 5.25%, reflecting the fact that the real economy and inflation both came in slightly weaker than what was expected at the time of its August 2023 report.

●

Euro-area inflation fell off a bit more than expected to 2.9% year-over-year in October 2023, down from 4.3% the previous month. The decline was led mostly by energy, while core inflation dropped a bit as well to 4.2% year-over-year from 4.5% in September. With inflation now within striking distance of the ECB’s 2% target and core inflation starting to show some signs of a downward trend, barring any major changes, the ECB increasingly appears to have hit peak rates.

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●

In the elevated volatility environment, US investment-grade corporate spreads tightened as expectations for a hard landing dissipated, and fundamentals remained solid. US high yield bonds posted gains over the reporting period amid limited new issuance, resilient economic data, and an ongoing supply deficit. Securitized credit spreads were mixed, with high-quality collateralized loan obligation (CLO) spreads tightening over the reporting period and commercial mortgage-backed securities (CMBS) spreads widening slightly as the commercial real estate sector remained challenged. The emerging-markets sector posted positive total returns, and spreads tightened through October 2023. Meanwhile, agency mortgage-backed securities (MBS) posted negative returns over the reporting period, as elevated interest-rate volatility weighed on the sector over the first half of the reporting period.

What worked?

●

The Fund’s duration and yield curve positioning in both developed-markets and emerging-markets rates contributed to performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

●	Overall security selection contributed to performance, with selection in developed high yield, emerging sovereigns, and emerging agencies contributing most.

●	Overall sector allocation also contributed, with overweights to emerging-markets sovereigns, developed-markets investment-grade corporates, and emerging-markets Treasuries contributing most.

●	Within credit, positioning in foreign non-corporates, retailers & restaurants, and telecom contributed.

●	In individual security selection, the Fund benefited from selection in the Republic of Greece, the Republic of Ukraine, and Colombia.

What didn’t work?

●	Within security selection, positions in developed-markets futures and emerging-markets Treasuries detracted the most from performance during the reporting period.

●

Within sector allocation, an overweight to developed-markets high yields, along with underweights to developed-markets local authorities and developed-markets agencies, detracted most from performance.

●	Within credit, positioning in transportation & environmental services, banking, and media & entertainment detracted from performance.

●	In individual security selection, positioning in the Republic of Panama (emerging sovereigns), the Republic of Panama, and US Bancorp (banking) detracted from performance.

PGIM Global Total Return Fund    9

Strategy and Performance Overview* (continued)

Did the Fund use derivatives?

The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used interest rate futures, options, and swaps to help manage duration positioning and yield curve exposure, which detracted from performance. Credit default swaps and credit default swap index positions were used to either add risk exposure to certain issuers or to hedge credit risk imposed by certain issuers. Overall, credit derivative exposure detracted from performance during the reporting period.

Current outlook

●

The main forces pushing the yield curve higher are the central banks and a heavy supply of government bond issuance. In PGIM Fixed Income’s view, upward momentum in long-dated yields could easily continue through year-end—pushing US Treasuries toward 5% and German Bunds to 3%—and yields could go beyond those levels if fundamentals heat up again.

●

PGIM Fixed Income believes that the Fed is at or nearing the end of its aggressive tightening cycle. With inflation in the US receding, the real question is where it troughs and whether it is within an acceptable tolerance band for the Fed. After a series of hikes, the Fed once again held rates steady at the November 2023 FOMC meeting. While there were no surprises in the “higher-for-longer” interest rate messaging, it was reiterated that monetary policy works with an uncertain lag. Fed officials are increasingly expressing a desire to “wait and watch” the incoming data for signs that the effects of prior hikes transmit to the real economy and whether the October surge in market-determined rates provided the last dose of tightening in financial conditions.

●

As the economic backdrop slows and revenue growth begins to run slower than wage growth, PGIM Fixed Income expects companies will first cut hours, then wages, and then head count. If revenue growth continues to run slower than wage growth, the risk of further cuts to head count would grow—a scenario consistent with PGIM Fixed Income’s baseline US economic view whereby tight monetary, fiscal, and credit conditions slow momentum to a below-trend pace of real GDP. Under this “weakflation” scenario, PGIM Fixed Income still expects real GDP growth of between 1.0%-1.5%, inflation descending to 2.5%-3.0%, and the Fed “fine-tuning” its policy rates, with 50 bps of easing next year.

●

PGIM Fixed Income maintains its positive view of the spread sectors over the medium to long term, and the Fund is overweight investment-grade corporates, high yield, securitized products (CLOs and CMBS), and emerging markets. The Fund holds a significant underweight relative to the Index to MBS and US Treasuries in favor of more attractive opportunities across spread sectors.

●

From a long-term perspective, exposure to developed-markets duration is becoming more compelling after the broad repricing and with the looming moderation in global growth. While acknowledging the immediate trajectory of inflation is going to dictate market volatility and the path of the US Treasury 10-year yield, PGIM Fixed Income’s

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base case is that implied volatility will ultimately decline, and the 10-year yield will stay below the terminal rate of this hiking cycle when it is eventually reached. In the meantime, the best course will be to focus on the micro-alpha opportunities within and across sectors. (Alpha is a measure of an investment’s active return compared to a market or index.)

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

PGIM Global Total Return Fund    11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 958.00	0.88%	$4.34

	Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48

Class C	Actual	$1,000.00	$ 954.30	1.63%	$8.03

	Hypothetical	$1,000.00	$1,016.99	1.63%	$8.29

Class Z	Actual	$1,000.00	$ 957.60	0.63%	$3.11

	Hypothetical	$1,000.00	$1,022.03	0.63%	$3.21

Class R2	Actual	$1,000.00	$ 957.80	1.08%	$5.33

	Hypothetical	$1,000.00	$1,019.76	1.08%	$5.50

Class R4	Actual	$1,000.00	$ 957.10	0.83%	$4.09

	Hypothetical	$1,000.00	$1,021.02	0.83%	$4.23

Class R6	Actual	$1,000.00	$ 958.50	0.53%	$2.62

	Hypothetical	$1,000.00	$1,022.53	0.53%	$2.70

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2023, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Global Total Return Fund     13

Schedule of Investments

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.2%

ASSET-BACKED SECURITIES 12.6%

Canada 0.1%
Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,047,171
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	273,806
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	345,329

					1,666,306

Cayman Islands 3.9%
Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.727(c)	07/18/30		4,731	4,707,874
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.682(c)	04/30/31		14,620	14,545,856
Carlyle US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.697(c)	04/20/31		11,639	11,602,235
Elevation CLO Ltd.,
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.935(c)	07/15/29		170	168,666
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.291(c)	02/20/31		2,000	1,956,673
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.827(c)	07/20/31		1,788	1,780,323
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.435(c)	07/15/31		5,750	5,599,411
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.905(c)	10/15/34		15,000	14,853,464
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.414(c)	04/17/31		2,000	1,974,087
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.727(c)	04/20/31		4,758	4,739,889
Race Point CLO Ltd.,
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.681(c)	02/20/30		6,713	6,683,274

See Notes to Financial Statements.

PGIM Global Total Return Fund     15

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.731%(c)	05/07/31		4,967	$4,931,375
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	7.331(c)	05/07/31		6,500	6,363,722
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.227(c)	04/20/29		10,000	9,822,871
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.610(c)	04/25/31		3,959	3,945,099
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.845(c)	07/15/31		8,500	8,312,819
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.945(c)	04/15/30		392	390,532

					102,378,170

Ireland 7.1%
Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.826(c)	04/25/34	EUR	4,000	4,118,400
Ares European CLO DAC,
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.215(c)	04/15/30	EUR	8,000	8,198,782
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,369	1,373,751
BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.565(c)	04/15/31	EUR	10,000	10,363,050
Bosphorus CLO DAC,
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.676(c)	05/25/34	EUR	20,000	20,616,217
Capital Four CLO DAC,
Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.015(c)	01/15/34	EUR	23,000	23,811,714
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.081(c)	08/15/30	EUR	9,500	9,695,754
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.595(c)	03/15/32	EUR	20,000	20,787,716

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.015%(c)	01/15/34	EUR	15,000	$15,543,844
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	10,416,452
Hayfin Emerald CLO DAC,
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.887(c)	11/17/32	EUR	18,500	19,312,477
Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.856(c)	04/25/34	EUR	5,000	5,151,852
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	29,629,929
OAK Hill European Credit Partners DAC,
Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	2,292	2,320,666
Providus CLO DAC,
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.615(c)	07/15/31	EUR	7,500	7,695,612
Rathlin Residential DAC,
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.845(c)	09/27/75	EUR	894	921,219

					189,957,435

Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.826(c)	11/25/60	EUR	1,083	1,093,580
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	7.122(c)	03/15/26	EUR	2,965	2,667,064

					3,760,645

United Kingdom 0.1%
Newday Funding Master Issuer PLC,
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	6.418(c)	03/15/29		3,500	3,491,876

See Notes to Financial Statements.

PGIM Global Total Return Fund     17

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States 1.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.870%(c)	08/25/32	150	$146,198
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.289(c)	08/25/32	101	99,311
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	6.039(c)	05/25/33	423	409,600
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,764	1,476,494
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	5.919(c)	01/25/34	394	369,144
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,180,251
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,175	1,343,488
Series 2020-02, Class E, 144A	3.072	02/25/28	146	145,275
Series 2020-02, Class R, 144A	31.355	02/25/28	553	653,124
Series 2021-01, Class E, 144A	2.365	09/25/28	89	86,704
Series 2021-01, Class F, 144A	4.280	09/25/28	600	571,362
Series 2021-01, Class R, 144A	28.348	09/25/28	1,855	2,168,412
Series 2021-02, Class F, 144A	4.393	12/26/28	600	562,523
Series 2021-03, Class F, 144A	3.694	02/26/29	600	534,627
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000(cc)	02/25/43	3,430	689,814
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	696	638,489
Series 2019-A, Class R, 144A	0.000	10/25/48	1,772	340,722
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	977,688
Lendmark Funding Trust,
Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,492,796
Long Beach Mortgage Loan Trust,
Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.294(c)	07/25/34	101	96,049
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34	1,433	1,393,238
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.339(c)	04/25/34	790	760,964

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.639%(c)	08/25/35	14	$13,155
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.489(c)	09/25/33	61	59,867
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	6.419(c)	02/25/33	78	76,882
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,228,782
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36	1,300	1,266,647
Series 2023-02A, Class D, 144A	7.520	09/15/36	3,700	3,607,219
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	1,059	1,051,952
Santander Bank, NA,
Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,242,372
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	781,727
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	294,246
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.917(c)	07/20/30	198	198,130
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 2.364% (Cap N/A, Floor 1.250%)	7.689(c)	11/29/24	2,132	2,131,378
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.239(c)	06/25/24	4,730	4,610,479
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.814(c)	01/17/31	2,205	2,192,719

				34,891,828

TOTAL ASSET-BACKED SECURITIES (cost $374,656,732)				336,146,260

See Notes to Financial Statements.

PGIM Global Total Return Fund     19

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.2%

Canada 0.0%
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	1,635	$1,081,160

United Kingdom 0.9%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.819(c)	05/17/31	GBP	546	628,038
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	6.719(c)	08/17/31	GBP	4,973	5,821,068
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.969(c)	08/17/31	GBP	8,164	9,437,602
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.319(c)	08/17/31	GBP	6,790	7,715,591

					23,602,299

United States 7.3%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $909,111; purchased 05/09/18)(f)	3.100(cc)	05/15/35		1,000	680,000
Series 2018-20TS, Class H, 144A (original cost $885,052; purchased 05/09/18)(f)	3.100(cc)	05/15/35		1,000	660,000
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,156	3,054,366
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53		6,200	4,759,134
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.449(c)	10/15/36		2,805	2,762,576
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.749(c)	10/15/36		7,416	7,263,027
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.099(c)	10/15/36		22,142	21,604,110
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3	2.647	11/15/52		16,531	15,409,997
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25		9,272	8,711,586
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.434(cc)	05/10/47		27,500	24,758
Series 2016-GC37, Class XB, IO	0.681(cc)	04/10/49		33,868	467,734
Series 2016-P04, Class XB, IO	1.313(cc)	07/10/49		9,100	277,959
Series 2017-P08, Class A2	3.109	09/15/50		1,767	1,582,478

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.216%(c)	11/15/37	4,399	$4,343,692
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.216(cc)	08/10/47	50,000	50,165
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.532(c)	05/15/36	14,090	13,866,475
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	1,037	983,234
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	1,804,875
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	384,955
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	8.116(c)	11/15/38	13,600	12,918,436
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class X1, IO	0.947(cc)	01/25/24	7,093	3,689
Series K043, Class X1, IO	0.501(cc)	12/25/24	11,269	50,233
Series K049, Class X1, IO	0.549(cc)	07/25/25	36,782	281,707
Series K052, Class X1, IO	0.628(cc)	11/25/25	11,309	116,651
Series K053, Class X1, IO	0.871(cc)	12/25/25	43,321	653,990
Series K054, Class X1, IO	1.149(cc)	01/25/26	29,044	595,679
Series K058, Class X1, IO	0.910(cc)	08/25/26	39,000	801,797
Series K090, Class X1, IO	0.708(cc)	02/25/29	22,821	727,329
Series K111, Class X1, IO	1.571(cc)	05/25/30	29,235	2,267,219
Series K113, Class X1, IO	1.380(cc)	06/25/30	118,391	8,193,239
Series K114, Class X1, IO	1.116(cc)	06/25/30	75,146	4,305,594
Series K116, Class X1, IO	1.424(cc)	07/25/30	48,918	3,472,028
Series K121, Class X1, IO	1.022(cc)	10/25/30	126,215	6,645,971
Series KG03, Class X1, IO	1.377(cc)	06/25/30	101,085	6,673,871
Series Q001, Class XA, IO	2.109(cc)	02/25/32	5,486	410,993
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.680(c)	08/01/24	17,250	17,072,485
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)	6.999(c)	11/21/35	7,700	7,378,712
Series 2021-RENT, Class D, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.299(c)	11/21/35	4,454	4,189,950

See Notes to Financial Statements.

PGIM Global Total Return Fund     21

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472%(cc)	04/10/47	30,000	$10,602
Series 2014-GC22, Class XB, IO	0.294(cc)	06/10/47	35,000	43,911
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	11,490
Series 2014-GC26, Class XB, IO	0.295(cc)	11/10/47	56,483	146,884
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,068,808
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53	5,000	3,668,211
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	1,892,449
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,336,361
Series 2020-HR08, Class XB, IO	0.876(cc)	07/15/53	54,413	2,630,700
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month SOFR + 2.314% (Cap N/A, Floor 2.200%)	7.649(c)	01/15/36	8,475	7,246,125
Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)	8.199(c)	01/15/36	2,975	2,290,750
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class XA, IO, 144A	0.775(cc)	05/10/63	349	4
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.929(cc)	07/15/48	24,000	504,214
Series 2016-LC24, Class XB, IO	0.975(cc)	10/15/49	20,910	497,154
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.299(c)	05/15/31	1,800	1,690,315
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.849(c)	05/15/31	1,700	1,565,629
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.949(c)	05/15/31	2,200	1,996,176

				193,050,477

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $242,210,557)				217,733,936

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CONVERTIBLE BOND 0.0%

Jamaica
Digicel Group Holdings Ltd.,
Sub. Notes, 144A, Cash coupon 7.000% (original cost $36,600; purchased 03/21/23 - 04/03/23)(f) (cost $36,600)	7.000%	11/16/23(d)(oo)		248	$12,420

CORPORATE BONDS 44.2%

Australia 0.0%
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	272,257

Brazil 0.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	9,184	9,740,789
Gtd. Notes(a)	6.625	01/16/34	GBP	7,100	7,585,157
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,000	2,343,971
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	192,660

					19,862,577

Bulgaria 0.5%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	14,580	12,650,220

Canada 0.8%
Barrick North America Finance LLC,
Gtd. Notes	5.700	05/30/41		45	41,273
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	46,579
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		3,900	3,741,184
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29		375	347,344
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,535	2,439,937
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	1,763,200
Gtd. Notes, 144A	6.250	09/15/27		2,175	1,889,531
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,306,500
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,013,961

See Notes to Financial Statements.

PGIM Global Total Return Fund     23

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
Cenovus Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.750%	02/15/52		955	$595,476
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		605	609,538
Methanex Corp.,
Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,458,750
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,306,884
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	442,942
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,124,363
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	3,581,691

					21,709,153

China 0.6%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	7,824,826
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,099	1,049,691
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,688,780
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,262,279
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	519,863
Gtd. Notes	3.400	05/01/30		725	606,267

					15,951,706

Denmark 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26		4,645	4,230,503
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,048,219

					5,278,722

France 2.2%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	6,454,239
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,322,751

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159%(ff)	09/15/29		23,127	$18,802,374
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	3,968,113
Sr. Unsec’d. Notes, 144A	5.335(ff)	06/12/29		2,450	2,352,461
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	216,319
BPCE SA,
Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	1,903,951
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,075,357
Credit Agricole Corporate & Investment Bank SA,
Sr. Unsec’d. Notes, EMTN	2.670	02/20/24	NZD	1,400	806,660
Credit Agricole SA,
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	214,536
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	6,850	7,009,726
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	1,900	1,764,720
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,443,425
Societe Generale SA,
Gtd. Notes, 144A(a)	3.337(ff)	01/21/33		4,915	3,684,254
Sr. Unsec’d. Notes, 144A	2.889(ff)	06/09/32		1,685	1,237,884
Sr. Unsec’d. Notes, 144A, MTN(a)	6.446(ff)	01/10/29		1,500	1,463,467
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	129,867

					57,850,104

Germany 0.4%
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	486,864
Deutsche Bank AG,
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		3,760	3,383,306
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,133,388

					11,003,558

Hong Kong 0.4%
HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	9,300	8,698,163

See Notes to Financial Statements.

PGIM Global Total Return Fund     25

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Hong Kong (cont’d.)
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160%	01/25/28	CNH	4,000	$532,268
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	401,754

					9,632,185

Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,444,518

Iceland 0.2%
Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	4.059(c)	07/24/26	EUR	5,100	5,296,194

India 0.6%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	11,600	11,417,851
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	5,000	4,449,734

					15,867,585

Indonesia 0.4%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,678,811
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	532,956
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,636	2,682,355
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	5,561,891
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	915,827

					11,371,840

Israel 0.6%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	456,000
Sr. Sec’d. Notes	7.875	12/15/26		5,889	5,898,246
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,411,896
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	8,722,487

					16,488,629

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy 0.4%
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	7.778%(ff)	06/20/54		1,985	$1,714,287
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,018,317
UniCredit SpA,
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	7,487,525

					10,220,129

Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $205,016; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25(d)		522	104,467
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $1,071,125; purchased 04/16/21)(f)	8.000	12/31/26(d)		1,100	22,000
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $803,828; purchased 10/19/23)(f)	13.000	12/31/25(d)		1,148	792,370
Sr. Sec’d. Notes, 144A (original cost $678,023; purchased 10/19/23)(f)	8.750	05/25/24		750	686,949
Sr. Sec’d. Notes, 144A (original cost $6,852,555; purchased 10/19/23)(f)	8.750	05/25/24		7,250	6,640,523
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23(d)		700	17,500

					8,263,809

Japan 0.3%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608	07/14/31		2,070	1,541,885
Sr. Unsec’d. Notes(a)	2.999	01/22/32		7,475	5,635,214

					7,177,099

Kazakhstan 0.4%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	9,300	9,921,704

See Notes to Financial Statements.

PGIM Global Total Return Fund     27

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg 0.4%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000%	05/04/28	EUR	9,850	$8,180,868
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	1,853,563

					10,034,431

Malta 0.1%
Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,150,940

Mexico 1.4%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		10,590	8,630,850
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	343,363
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,232,007
Petroleos Mexicanos,
Gtd. Notes	9.500	09/15/27		2,000	1,881,840
Gtd. Notes, EMTN	2.750	04/21/27	EUR	4,500	3,685,219
Gtd. Notes, EMTN	4.875	02/21/28	EUR	23,000	19,488,509
U.S. Gov’t. Gtd. Notes, 3 Month SOFR + 0.692%	6.056(c)	02/15/24		375	375,104

					36,636,892

Netherlands 0.9%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A, MTN	6.575(ff)	10/13/26		5,800	5,789,004
Sub. Notes, 144A, MTN	4.750	07/28/25		500	481,363
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750	03/04/24	NZD	376	216,651
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	1,703,459
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	219,646
OCI NV,
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	8,656,499
TMNL Holding BV,
Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,095,769
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	4,647,048

					23,809,439

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Norway 0.1%
Equinor ASA,
Gtd. Notes	6.800%	01/15/28		2,140	$2,205,311

Peru 0.0%
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		89	84,330
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	3.002(s)	06/02/25		836	790,601

					874,931

Philippines 0.2%
Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	4,091,544

Poland 0.3%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	560,264
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		1,215	1,129,950
Gov’t. Gtd. Notes, EMTN	0.500	07/08/31	EUR	500	384,223
Gov’t. Gtd. Notes, EMTN(a)	1.750	05/06/26	EUR	4,700	4,649,820

					6,724,257

Qatar 0.0%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	995,247
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	151,462

					1,146,709

Russia 0.7%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	2,407,178
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	7,927	7,611,549
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	2,962,680
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	930,600
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,056,505

					17,968,512

See Notes to Financial Statements.

PGIM Global Total Return Fund     29

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Slovenia 0.5%
United Group BV,
Sr. Sec’d. Notes	3.625%	02/15/28	EUR	5,275	$4,588,979
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	181,617
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	88,346
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,643,430
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	6,500	5,565,738

					14,068,110

South Africa 0.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,221,750
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	10,860,000

					12,081,750

South Korea 0.7%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,309,939
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	932,427
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	6,489,772
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	4,671,193

					18,403,331

Spain 0.8%
Banco Santander SA,
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,363,251
Sub. Notes	2.749	12/03/30		600	437,171
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	9,529,164
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,126	810,003
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	185	195,240
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		453	37,934
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,300	10,102,736

					22,475,499

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank 0.5%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500%	09/07/32	MXN	64,600	$1,480,221
African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798	05/17/31		300	226,728
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	1,922,030
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	774,568
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	626,566
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	31,818
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		72	65,047
Sr. Unsec’d. Notes	2.330(ff)	05/31/26		4	3,682
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	3,460,807
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,562,245
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	211,699
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,152,511
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,142,073

					13,659,995

Switzerland 0.8%
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,707,450
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,370,686
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,337,826
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29		900	805,500
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	1,887,263

					21,108,725

United Arab Emirates 0.4%
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,361,049
DP World Ltd.,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,500	4,712,816
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	1,931,035

See Notes to Financial Statements.

PGIM Global Total Return Fund     31

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Arab Emirates (cont’d.)
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875%	12/09/25	GBP	1,268	$1,366,327
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	293,694

					9,664,921

United Kingdom 2.6%
Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,365,981
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,091,032
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	590,937
Sub. Notes	7.119(ff)	06/27/34		3,780	3,496,213
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	14,700	15,388,053
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	6,020,175
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	13,775,000
Constellation Automotive Financing PLC,
Sr. Sec’d. Notes	4.875	07/15/27	GBP	5,000	4,695,003
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	4,933,698
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,494,925
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,073,712
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		1,200	702,228
Lloyds Banking Group PLC,
Sub. Notes	4.582	12/10/25		2,250	2,138,633
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,152,082
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	6,641,888

					70,559,560

United States 24.2%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	612,133
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	571,885
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	525,013
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	3,845,288

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500%	03/15/29		2,310	$1,969,286
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	2,600,852
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,042,292
Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		3,550	3,583,005
Ascent Resources Utica Holdings LLC/ARU Finance
Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	555,677
Gtd. Notes, 144A	9.000	11/01/27		579	731,864
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,812,403
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,027,804
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	69,608
Sr. Unsec’d. Notes	3.500	09/15/53		1,421	836,795
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	6,693,202
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	1,936,641
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	85,753
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	2,684,429
Ball Corp.,
Gtd. Notes	6.000	06/15/29		900	861,991
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		8,140	6,242,540
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		19,350	15,957,768
Sub. Notes	6.800	03/15/28		377	387,614
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	639,066
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		1,550	696,415
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	958,300
Gtd. Notes, 144A	5.000	02/15/29		175	60,813
Gtd. Notes, 144A	5.250	01/30/30		5,500	1,904,375
Gtd. Notes, 144A	5.250	02/15/31		2,000	700,000
Gtd. Notes, 144A	6.250	02/15/29		400	145,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,227,982
Gtd. Notes	6.750	03/15/25		2,075	2,056,528

See Notes to Financial Statements.

PGIM Global Total Return Fund     33

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Beazer Homes USA, Inc., (cont’d.)
Gtd. Notes	7.250%	10/15/29		1,600	$1,460,104
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	10,109,294
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	567,558
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,586,766
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50		4,030	3,472,730
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	4,736,927
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,382,569
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,509,851
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,501,452
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		4,626	3,261,273
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,258,370
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,617,844
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		525	431,763
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,311	1,857,388
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,335,778
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,759,881
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	4,474,820
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	7,391,804
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	1,995,556
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		7,675	6,876,761
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		675	538,360
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	949,237
Gtd. Notes	5.375	03/15/44		3,560	2,893,230
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30		600	589,513
Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	2,781,814
Sr. Sec’d. Notes	3.900	06/01/52		3,365	1,905,879

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	4.800%	03/01/50		5,250	$3,459,933
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,131,457
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		650	631,138
Gtd. Notes, 144A	5.875	02/01/29		600	565,055
CitiFinancial Credit Co.,
Sr. Unsec’d. Notes	7.875	02/01/25		662	676,619
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	705,357
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	16,111,961
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,234,862
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,010,588
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	8,726
Sub. Notes	6.174(ff)	05/25/34		1,280	1,193,753
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	1,937,638
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,150,555
Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,413,939
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	809,126
Gtd. Notes, 144A	4.625	06/01/30		1,125	882,024
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		3,740	37,764
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49		2,480	1,788,116
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		4,950	3,314,088
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		888	861,752
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400	05/15/39		88	108,123
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	6,558,866
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	4,572,653
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,732,691
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,001,134
Sr. Unsec’d. Notes	6.050	12/01/26		6,665	6,656,510

See Notes to Financial Statements.

PGIM Global Total Return Fund     35

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000%	10/15/37		190	$197,498
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,356,407
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	3,468,101
Sr. Unsec’d. Notes(a)	5.291	12/08/46		3,000	2,178,882
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	190,707
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	306,575
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,439,592
Forward Air Corp.,
Sr. Sec’d. Notes, 144A(a)	9.500	10/15/31		1,000	974,838
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	1,828,708
Sr. Unsec’d. Notes	5.400	04/01/48		2,050	1,538,765
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,320,087
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28		2,900	2,609,711
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,002,908
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	8,785,019
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,798,420
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,314,892
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	7,359,662
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	122,515
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	664,960
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,191,912
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	63,810
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	210,448
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.979(c)	06/30/25	EUR	2,227	2,286,640
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.937(c)	08/12/25	EUR	3,216	3,358,987
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,236,537
Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap N/A, Floor 0.000%)	5.684(c)	11/30/24		40	39,400

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.720%(c)	05/31/25		19,100	$18,049,500
HCA, Inc.,
Gtd. Notes	5.250	06/15/49		1,500	1,153,360
Gtd. Notes	5.625	09/01/28		700	676,842
Gtd. Notes	7.500	11/06/33		2,000	2,049,136
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,067,145
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,441,354
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	4,988,101
Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.937(c)	09/15/30		800	796,072
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	4,533,569
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		1,505	1,446,563
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,000	3,770,000
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	1,671,421
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	5.125	02/01/28		1,373	1,288,579
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		9,275	6,713,955
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42		3,755	3,241,583
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	21,970,550
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	3,496,758
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,637,770
Kimco Realty OP LLC,
Gtd. Notes	2.250	12/01/31		4,160	3,042,409
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	11,740
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	63,740
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,363,948

See Notes to Financial Statements.

PGIM Global Total Return Fund     37

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A	4.375%	02/15/27		75	$62,001
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	3,759,100
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50		90	56,860
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,000	1,813,386
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41		9,050	8,585,193
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,158,001
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	4,599,403
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		550	468,306
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	353,829
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,285,068
Gtd. Notes	2.250	03/07/39	EUR	1,910	1,531,451
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,769,120
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,054,654
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,387,463
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	9,961,500
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	06/26/43	MXN	16,700	138,026
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	09/25/43	MXN	33,900	275,182
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	100,194
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	989,683
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,597,637
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,542,959
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,279,269
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	982,619
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	471,879
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.325	03/24/25	EUR	1,700	1,600,366
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	182,858
Gtd. Notes, 144A	5.500	08/15/28		2,265	2,000,379
Gtd. Notes, 144A	6.000	01/15/27		735	684,073

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250%(ff)	03/15/28(oo)		650	$627,250
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,490,370
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	33,997
OneMain Finance Corp.,
Gtd. Notes(a)	4.000	09/15/30		1,500	1,098,671
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	6,065,323
Gtd. Notes	4.450	09/01/49		2,000	1,370,212
Gtd. Notes	5.550	11/01/26		2,080	2,054,902
Gtd. Notes	5.650	11/01/28		1,510	1,473,720
Gtd. Notes(a)	6.050	09/01/33		5,600	5,369,974
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	691,118
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31		1,725	1,347,905
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	619,655
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		492	432,790
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		4,550	3,752,442
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		2,325	1,887,217
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,069,750
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,459,532
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	8,855,283
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,122,599
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	404,448
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	6,300	6,603,529
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		4,525	4,373,332
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,451,432
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		7	6,024
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		1,985	2,232,020

See Notes to Financial Statements.

PGIM Global Total Return Fund     39

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Sprint LLC,
Gtd. Notes	7.625%	02/15/25		300	$304,123
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	3,722,398
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31		3,645	2,756,558
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,310,223
Gtd. Notes, 144A(a)	6.000	12/31/30		1,700	1,441,123
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,061,742
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,477,660
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	147,464
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28		850	786,365
Sr. Sec’d. Notes	4.250	06/01/29		600	514,094
Sr. Sec’d. Notes	4.375	01/15/30		150	127,018
Sr. Sec’d. Notes	5.125	11/01/27		1,955	1,806,297
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.156(c)	09/30/24		10,924	10,831,820
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	407,114
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	2,100	2,131,693
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,150,325
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		88	76,923
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		780	709,864
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		2,345	2,358,553
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	12,733,979
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	8,225	7,038,448
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,487,848
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	803,174
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	198,906
Gtd. Notes	3.875	02/15/31		391	321,231

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes(a)	4.875%	01/15/28		3,115	$2,894,054
Gtd. Notes	5.250	01/15/30		2,340	2,139,983
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,046,208
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,027,157
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		7,995	6,006,937
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,351,814
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	806,893
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	494,991
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,675,861
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	2,740,435
Gtd. Notes	4.000	06/22/50		4,425	2,539,300
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,000	3,693,910
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,422,449
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,168,319
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,229,434
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	13,945,454
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		4,355	3,220,653
Gtd. Notes	5.141	03/15/52		2,610	1,847,594
Gtd. Notes	5.391	03/15/62		154	107,860
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,481,584
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	872,569
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,253,399
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		3,100	2,524,792
Gtd. Notes	2.800	06/01/31		10,300	8,062,605
Gtd. Notes	3.100	01/15/30		5,600	4,647,986

See Notes to Financial Statements.

PGIM Global Total Return Fund     41

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
WPC Eurobond BV,
Gtd. Notes	0.950%	06/01/30	EUR	9,950	$7,979,559

					645,614,045

TOTAL CORPORATE BONDS
(cost $1,449,037,652)					1,176,540,891

FLOATING RATE AND OTHER LOANS 0.8%

Jamaica 0.0%
Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		432	394,515

United Kingdom 0.8%
Constellation Automotive Group Ltd.,
Facility B2 (First Lien), SONIA + 4.750%	9.938(c)	07/28/28	GBP	3,850	4,247,800
EG Group Ltd.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.972(c)	04/30/27	EUR	16,813	15,936,722

					20,184,522

United States 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		247	92,737
Second Lien Term Loan, 6 Month SOFR + 3.500%	8.669(c)	08/24/26		7,155	80,490

					173,227

TOTAL FLOATING RATE AND OTHER LOANS
(cost $28,342,677)					20,752,264

MUNICIPAL BOND 0.2%

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
(cost $6,071,252)	0.000(cc)	11/01/43		10,573	5,432,304

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.3%

Spain 0.0%
Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000%(c)	07/30/75	EUR	1,693	$1,757,725

United States 4.3%
APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month SOFR + 0.264% (Cap N/A, Floor 0.150%)	5.579(c)	07/27/57		23	23,081
Bellemeade Re Ltd.,
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.271(c)	03/25/31		1,750	1,778,938
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.721(c)	09/25/31		1,200	1,195,995
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)	7.535(c)	10/25/39		16	15,512
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.485(c)	01/25/40		373	376,868
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.421(c)	10/25/41		1,250	1,246,108
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.871(c)	10/25/41		240	237,777
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.471(c)	12/25/41		340	338,940
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.221(c)	12/25/41		100	98,501
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.421(c)	03/25/42		1,200	1,221,664
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.021(c)	07/25/43		270	272,202
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59		1,932	1,887,018

See Notes to Financial Statements.

PGIM Global Total Return Fund     43

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.021%(c)	10/25/33	2,751	$2,763,122
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.771(c)	04/25/34	3,500	3,529,614
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.321(c)	09/26/33	700	700,408
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.621(c)	11/25/41	260	258,050
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.321(c)	11/25/41	1,440	1,413,144
Fannie Mae REMIC,
Series 2012-107, Class GI, IO	3.500	09/25/27	1,285	43,385
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.321(c)	11/25/50	595	630,757
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.921(c)	11/25/50	1,372	1,388,519
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.721(c)	08/25/33	1,700	1,732,310
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)	7.285(c)	02/25/50	1,378	1,389,031
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.321(c)	12/25/50	400	401,496
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)	8.535(c)	03/25/50	110	113,318
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.685(c)	09/25/50	1,163	1,253,572

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.971%(c)	01/25/51	2,995	$2,923,902
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.121(c)	01/25/51	8,702	8,658,194
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.821(c)	10/25/33	600	612,372
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.371(c)	01/25/34	2,430	2,430,000
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.971(c)	01/25/34	1,139	1,139,368
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.721(c)	10/25/41	1,630	1,638,150
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.821(c)	10/25/41	100	98,481
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.121(c)	11/25/41	200	196,441
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.321(c)	08/25/33	13,800	13,601,694
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.571(c)	08/25/33	16,231	16,043,466
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.471(c)	12/25/33	2,000	1,975,000
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.671(c)	09/25/41	500	496,250
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.421(c)	09/25/41	3,350	3,253,687

See Notes to Financial Statements.

PGIM Global Total Return Fund     45

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.671%(c)	12/25/41	2,100	$2,034,375
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.171(c)	01/25/42	300	295,503
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.721(c)	02/25/42	700	701,310
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.671(c)	05/25/42	300	309,711
Freddie Mac REMIC,
Series 4166, Class IO, IO	3.500	02/15/43	4,218	715,284
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49	10,964	9,906,055
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.089(c)	05/25/29	378	377,944
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.121(c)	01/25/34	4,790	4,838,511
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	4,661	4,622,377
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.189(c)	01/25/48	497	480,709
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.371(c)	10/25/33	1,191	1,193,056
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.921(c)	04/25/34	1,590	1,587,041
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.221(c)	04/25/34	700	706,647
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.289(c)	02/25/25	1,020	1,019,993

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.089%(c)	08/25/25		2,300	$2,298,635
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.021(c)	11/25/31		5,100	5,219,179

					113,682,665

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $116,406,156)					115,440,390

SOVEREIGN BONDS 25.7%

Albania 0.0%
Albania Government International Bond,
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,009,576

Andorra 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	340,539

Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	616,584
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,280,044
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	64,960	50,892
Sr. Unsec’d. Notes	0.670	12/31/38	JPY	1,812	1,420
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	64,884	77,052

					2,025,992

Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,619,655

Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		20,912	20,277,463
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,889

See Notes to Financial Statements.

PGIM Global Total Return Fund     47

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Brazil (cont’d.)
Brazilian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	10.250%	01/10/28	BRL	2,890	$558,746
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		208	209,279

					21,051,377

Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	7,321,450

Canada 0.0%
Canadian Government Bond,
Bonds(k)	4.000	06/01/41	CAD	650	467,447
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	532,946

					1,000,393

Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	505,000	497,699
Chile Government International Bond,
Sr. Unsec’d. Notes(a)	1.440	02/01/29	EUR	1,884	1,724,044

					2,221,743

China 1.9%
China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	551,422
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	278,966
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,621,178
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,332,273
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	5,834,223
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,248,701
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,212,012
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,148,301
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	7,576,540
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,677,925
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	566,616

					50,048,157

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 2.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.000%	04/20/33		1,600	$1,557,600
Sr. Unsec’d. Notes	8.375	02/15/27		3,168	3,364,036
Sr. Unsec’d. Notes	9.850	06/28/27	COP	17,662,000	4,010,456
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,138,560
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	48,700,705

					58,771,357

Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	4,985,080
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,353,797
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,694	4,657,266
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	9,427,246
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,295,431

					22,718,820

Denmark 0.1%
Denmark Government Bond,
Bonds	1.750	11/15/25	DKK	3,520	485,478
Bonds	4.500	11/15/39	DKK	1,800	295,685
Bonds, Series 10YR	0.500	11/15/27	DKK	12,110	1,564,157
Bonds, Series 10YR	0.500	11/15/29	DKK	4,300	530,315
Bonds, Series 30YR	0.250	11/15/52	DKK	5,000	320,354

					3,195,989

Egypt 0.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	501,110

Finland 0.0%
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,075,863

See Notes to Financial Statements.

PGIM Global Total Return Fund     49

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

France 0.7%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680%	03/09/29	CAD	28,712	$19,881,510
French Republic Government Bond OAT,
Bonds, 144A(k)	0.500	05/25/72	EUR	100	32,159

					19,913,669

Germany 0.0%
State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	24,685

Greece 2.7%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	1	1,054
Bonds	4.300	02/24/29	EUR	1	1,014
Bonds	4.300	02/24/30	EUR	2	2,003
Bonds	4.300	02/24/31	EUR	34	33,777
Bonds	4.300	02/24/32	EUR	60	58,994
Bonds	4.300	02/24/36	EUR	2	1,831
Bonds	4.300	02/24/39	EUR	1	940
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	49,688,956
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	4,628,953
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,023	10,842,935
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,181,481

					71,441,938

Hungary 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,290,639
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	989,173

					4,279,812

Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	9,654,810
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,344,468
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	7,848,946

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.750%	04/24/25	EUR	2,600	$2,640,660
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	14,410,303

					41,899,187

Israel 0.2%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,574,041

Italy 5.3%
Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	937	948,382
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,249	5,190,778
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	4.282(c)	03/26/31	EUR	817	820,700
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	4,170,488
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,797,829
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	35	36,897
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,413,154
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,364,928
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	18,719,705
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,117,632
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	69,287	84,922,289
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		10,632	9,888,367
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.988(c)	05/11/26	EUR	3,000	3,118,177

					142,509,326

Japan 0.1%
Japan Government Twenty Year Bond,
Bonds, Series 159 (k)	0.600	12/20/36	JPY	350,000	2,131,728

See Notes to Financial Statements.

PGIM Global Total Return Fund     51

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN (a)	1.500%	09/30/34	EUR	9,400	$6,977,217

Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	8,612,180
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	3,576,439
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	3,725,041
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	668,002
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	283,595
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,544,567
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	921,796

					19,331,620

Montenegro 0.0%
Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	761,903

Panama 0.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	8.125	04/28/34		14,636	14,540,866

Peru 0.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	918,388
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	7,718	7,834,124
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	9,379,229

					18,131,741

Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	4,701,903
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,054,014
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	714,287
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	3,746,774
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,154,834
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,457,397

					25,829,209

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Poland 0.0%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220%	08/04/34	JPY	100,000	$721,623

Portugal 0.2%
Regiao Autonoma Madeira,
Gov’t. Gtd. Notes	0.943	05/29/32	EUR	5,000	4,187,416

Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,617,840
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,557,693
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	964,987
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,588,978
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	822,800
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	826,971
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,329,045
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	665,818
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	2,803,846
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,046,285

					16,224,263

Saudi Arabia 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	13,756	9,847,518

Serbia 1.0%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	4,896,358
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	14,922,742
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		9,015	6,597,357

					26,416,457

Slovenia 0.1%
Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	81,625
Slovenia Government International Bond,
Bonds, 144A	5.000	09/19/33		3,200	3,049,280

					3,130,905

See Notes to Financial Statements.

PGIM Global Total Return Fund     53

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700%	12/02/24	IDR	40,000	$2,516
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	430,123
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	632,477
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,240,901

					2,306,017

Spain 2.1%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	588	613,029
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,120,158
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,651,435
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,473,786
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	5,191,077
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	1,661,217
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	7,225	6,122,775
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	3,477,252
Spain Government Bond Coupon Strips,
Bonds	0.246(s)	01/31/32	EUR	3,900	3,017,448
Bonds(k)	0.320(s)	01/31/33	EUR	2,100	1,566,381
Bonds	0.449(s)	07/30/29	EUR	438	379,539
Bonds	0.958(s)	01/31/35	EUR	168	112,077
Bonds	1.027(s)	01/31/36	EUR	168	106,232
Bonds	1.078(s)	01/31/37	EUR	168	101,369
Bonds	1.296(s)	07/30/41	EUR	436	209,160
Bonds, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,112,094
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	536,960
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	508,456
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	482,709
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	138,705
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	132,461
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	126,382
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	120,815
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	115,149
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	110,479
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	106,127
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	100,904
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	93,196
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	87,910

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.623%(s)	07/30/52	EUR	300	$84,277
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	79,310
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	75,797
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	72,106
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	64,941
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	61,484
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	60,998
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	55,439
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	54,365
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	51,057
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	47,311
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	45,208
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	42,538
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	40,152
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	39,301
Spain Government Bond Principal Strips,
Bonds	0.794(s)	07/30/41	EUR	1,700	811,438
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	19,524,616

					56,785,620

Sweden 0.0%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	53,297
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	50,717
Sweden Government Bond,
Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	943,258

					1,047,272

Tunisia 0.0%
Tunisian Republic,
Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	276,893

Ukraine 0.4%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	43,601	10,279,281

See Notes to Financial Statements.

PGIM Global Total Return Fund     55

Schedule of Investments (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom 0.3%
HM Treasury UK Sovereign Sukuk PLC,
Unsec’d. Notes(k)	0.333%	07/22/26	GBP	500	$541,505
Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	733,249
United Kingdom Gilt,
Bonds(k)	1.250	10/22/41	GBP	100	68,895
Bonds(k)	1.250	07/31/51	GBP	100	54,197
Bonds(k)	1.500	07/22/47	GBP	100	63,121
Bonds(k)	1.625	10/22/71	GBP	100	51,271
Bonds(k)	1.750	01/22/49	GBP	100	65,711
Bonds(k)	1.750	07/22/57	GBP	100	59,235
Bonds(k)	2.500	07/22/65	GBP	100	71,398
Bonds(k)	3.250	01/22/44	GBP	100	94,981
Bonds(k)	3.500	07/22/68	GBP	100	92,709
Bonds(k)	3.750	07/22/52	GBP	100	99,147
Bonds(k)	4.000	01/22/60	GBP	100	103,514
Bonds(k)	4.250	03/07/36	GBP	300	350,082
Bonds(k)	4.250	09/07/39	GBP	180	203,926
Bonds(k)	4.250	12/07/40	GBP	100	112,424
Bonds(k)	4.250	12/07/46	GBP	4,475	4,891,689
Bonds(k)	4.250	12/07/49	GBP	100	108,500
Bonds(k)	4.250	12/07/55	GBP	100	108,297
Bonds(k)	4.500	12/07/42	GBP	100	114,867
Bonds(k)	4.750	12/07/38	GBP	100	120,691
Unsec’d. Notes(k)	0.875	01/31/46	GBP	100	55,147
Unsec’d. Notes(k)	1.125	01/31/39	GBP	100	73,069

					8,237,625

Uruguay 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	554,326

TOTAL SOVEREIGN BONDS
(cost $917,546,045)					685,264,179

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.7%
Federal National Mortgage Assoc.(k)	5.375	12/07/28	GBP	15,000	18,525,647

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Sri Lanka Government AID Bond
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.300%^	5.953%(c)	11/01/24	USD	750	$734,250

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $25,819,911)					19,259,897

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds	1.125	08/15/40		160	86,375
U.S. Treasury Bonds(h)	2.250	05/15/41		545	357,231
U.S. Treasury Notes(h)(k)	1.500	11/30/28		55	46,716
U.S. Treasury Notes(h)	1.750	03/15/25		325	309,918
U.S. Treasury Notes(h)	1.875	02/15/32		1,615	1,283,420
U.S. Treasury Notes(h)(k)	2.875	05/15/32		2,035	1,746,284
U.S. Treasury Notes(h)(k)	3.875	12/31/27		1,025	987,283
U.S. Treasury Notes(h)(k)	4.375	10/31/24		3,400	3,364,406
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31		85	58,557
U.S. Treasury Strips Coupon(k)	1.888(s)	08/15/29		345	259,788
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35		800	429,625
U.S. Treasury Strips Coupon(k)	2.251(s)	08/15/40		800	321,031

TOTAL U.S. TREASURY OBLIGATIONS
(cost $10,657,209)					9,250,634

			Shares

COMMON STOCKS 0.1%

United States
Chesapeake Energy Corp.(a)				36,731	3,161,804
Ferrellgas Partners LP (Class B Stock)
(original cost $749,975; purchased 10/20/14)(f)				2,731	466,795

TOTAL COMMON STOCKS
(cost $618,533)					3,628,599

See Notes to Financial Statements.

PGIM Global Total Return Fund     57

Schedule of Investments (continued)

as of October 31, 2023

Description	Shares	Value

PREFERRED STOCK 0.0%

United States
Citigroup Capital XIII, 12.022%(c), 3 Month SOFR + 6.632%,
Maturing 10/30/40
(cost $100,000)	4,000	$114,680

TOTAL LONG-TERM INVESTMENTS
(cost $3,171,503,324)		2,589,576,454

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Government Money Market Fund(wb)	29,538,661	29,538,661
PGIM Institutional Money Market Fund
(cost $39,014,575; includes $38,852,822 of cash collateral for securities on loan)(b)(wb)	39,053,086	39,033,559

TOTAL AFFILIATED MUTUAL FUNDS
(cost $68,553,236)		68,572,220

OPTION PURCHASED*~ 0.0%
(cost $0)		11,125

TOTAL SHORT-TERM INVESTMENTS
(cost $68,553,236)		68,583,345

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.7%
(cost $3,240,056,560)		2,658,159,799

OPTIONS WRITTEN*~ (0.0)%
(premiums received $8,781)		(356,986)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.7%
(cost $3,240,047,779)		2,657,802,813
Other assets in excess of liabilities(z) 0.3%		6,754,098

NET ASSETS 100.0%		$2,664,556,911

Below is a list of the abbreviation(s) used in the annual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

See Notes to Financial Statements.

58

GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC

See Notes to Financial Statements.

PGIM Global Total Return Fund     59

Schedule of Investments (continued)

as of October 31, 2023

ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
JPS—J.P. Morgan Securities LLC
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,050,487 and 1.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,778,546; cash collateral of $38,852,822 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

60

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $15,642,410. The aggregate value of $10,103,288 is 0.4% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.85%	2.85%	(A)	3 Month TELBOR(Q)/ 4.661%	ILS 75,000	$11,125

(cost $0)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.35%	3 Month TELBOR(Q)/ 4.661%	2.35%(A)	ILS 75,000	$(2,487)
5- Year Interest Rate Swap, 01/30/29	Put	GSI	01/26/24	3.65%	3.65%(A)	3 Month TELBOR(Q)/ 4.661%	ILS 75,000	(354,245)
GS_21-PJA†† ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	69,580	(254)

Total Options Written (premiums received $8,781)								$(356,986)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo

See Notes to Financial Statements.

PGIM Global Total Return Fund     61

Schedule of Investments (continued)

as of October 31, 2023

mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	1 Day Interbank Deposit	Dec. 2028	$57,470	$(5,304)
64	3 Month CME SOFR	Dec. 2023	15,144,000	43,883
64	3 Month CME SOFR	Mar. 2024	15,129,600	2,245
64	3 Month CME SOFR	Jun. 2024	15,140,000	(41,755)
64	3 Month CME SOFR	Sep. 2024	15,172,000	(81,680)
64	3 Month CME SOFR	Dec. 2024	15,213,600	(106,517)
64	3 Month CME SOFR	Mar. 2025	15,256,800	(112,917)
1,186	2 Year U.S. Treasury Notes	Dec. 2023	240,072,345	(1,227)
228	10 Year U.S. Treasury Notes	Dec. 2023	24,207,189	(24,831)
179	20 Year U.S. Treasury Bonds	Dec. 2023	19,589,313	(1,395,345)
5	30 Year Euro Buxl	Dec. 2023	637,082	4,757
1,107	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	124,606,687	(15,521,565)
1,831	Japanese Yen Currency	Dec. 2023	152,121,769	(7,102,323)

				(24,342,579)

Short Positions:
285	5 Year Euro-Bobl	Dec. 2023	35,068,238	311,211
3,278	5 Year U.S. Treasury Notes	Dec. 2023	342,474,164	5,603,508
791	10 Year Euro-Bund	Dec. 2023	107,959,096	2,182,563
188	10 Year U.S. Ultra Treasury Notes	Dec. 2023	20,459,688	946,584
1,993	British Pound Currency	Dec. 2023	151,393,262	5,146,330
475	Euro Currency	Dec. 2023	62,952,344	1,072,343
2,310	Euro Schatz Index	Dec. 2023	257,069,892	694,519

				15,957,058

				$(8,385,521)

Forward foreign currency exchange contracts outstanding at October 31, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	54,319	$34,975,840	$34,548,883	$—	$(426,957)
Brazilian Real,
Expiring 11/03/23	CITI	BRL	19,292	3,845,407	3,824,677	—	(20,730)
British Pound,
Expiring 01/19/24	SCB	GBP	578	701,683	703,104	1,421	—
Canadian Dollar,
Expiring 01/19/24	JPM	CAD	53,116	39,166,574	38,357,941	—	(808,633)

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at October 31, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 12/20/23	BOA	CLP	1,149,859	$1,279,398	$1,280,830	$1,432	$—
Chinese Renminbi,
Expiring 11/16/23	BNP	CNH	815,220	112,358,078	111,175,259	—	(1,182,819)
Expiring 11/16/23	DB	CNH	24,766	3,390,311	3,377,410	—	(12,901)
Expiring 11/16/23	JPM	CNH	353,761	48,757,655	48,244,039	—	(513,616)
Czech Koruna,
Expiring 01/19/24	BARC	CZK	116,874	5,045,404	5,026,067	—	(19,337)
Danish Krone,
Expiring 01/19/24	CITI	DKK	15,166	2,169,486	2,160,059	—	(9,427)
Euro,
Expiring 01/19/24	JPM	EUR	2,663	2,832,253	2,828,193	—	(4,060)
Expiring 01/19/24	MSI	EUR	9,252	9,792,429	9,826,762	34,333	—
Expiring 01/19/24	MSI	EUR	2,078	2,206,306	2,206,672	366	—
Hungarian Forint,
Expiring 01/19/24	BARC	HUF	7,300,095	19,783,991	19,967,888	183,897	—
Indonesian Rupiah,
Expiring 12/20/23	MSI	IDR	91,542,091	5,950,667	5,742,064	—	(208,603)
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	17,431	4,587,047	4,325,191	—	(261,856)
Japanese Yen,
Expiring 01/19/24	HSBC	JPY	14,856,047	101,377,401	99,340,984	—	(2,036,417)
Malaysian Ringgit,
Expiring 12/20/23	BARC	MYR	52,331	11,252,570	11,019,924	—	(232,646)
Mexican Peso,
Expiring 12/20/23	BARC	MXN	70,393	3,945,969	3,872,158	—	(73,811)
New Zealand Dollar,
Expiring 01/19/24	CITI	NZD	13,564	8,165,463	7,904,375	—	(261,088)
Norwegian Krone,
Expiring 01/19/24	HSBC	NOK	87,186	8,047,414	7,822,539	—	(224,875)
Polish Zloty,
Expiring 01/19/24	HSBC	PLN	86,922	20,333,977	20,582,483	248,506	—
Romanian Leu,
Expiring 01/19/24	BARC	RON	11,188	2,389,057	2,381,344	—	(7,713)
Singapore Dollar,
Expiring 12/20/23	HSBC	SGD	7,299	5,384,852	5,342,992	—	(41,860)
South Korean Won,
Expiring 12/20/23	JPM	KRW	49,183,698	37,187,130	36,455,906	—	(731,224)
Swiss Franc,
Expiring 01/19/24	JPM	CHF	1,566	1,754,288	1,737,471	—	(16,817)

See Notes to Financial Statements.

PGIM Global Total Return Fund     63

Schedule of Investments (continued)

as of October 31, 2023

Forward foreign currency exchange contracts outstanding at October 31, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 12/20/23	CITI	THB	293,289	$8,250,046	$8,197,261	$—	$(52,785)

				$504,930,696	$498,252,476	469,955	(7,148,175)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	SSB	AUD	6,461	$4,085,711	$4,109,400	$—	$(23,689)
Brazilian Real,
Expiring 11/03/23	DB	BRL	19,292	3,905,187	3,824,676	80,511	—
Expiring 12/04/23	CITI	BRL	19,292	3,831,165	3,810,538	20,627	—
British Pound,
Expiring 01/19/24	HSBC	GBP	22,647	27,870,361	27,544,548	325,813	—
Chinese Renminbi,
Expiring 11/16/23	BOA	CNH	19,651	2,684,374	2,679,924	4,450	—
Euro,
Expiring 01/19/24	BNP	EUR	68,414	72,908,365	72,666,534	241,831	—
Expiring 01/19/24	GSI	EUR	6,498	6,906,038	6,901,705	4,333	—
Expiring 01/19/24	MSI	EUR	43,602	46,509,202	46,311,912	197,290	—
Expiring 01/19/24	SSB	EUR	76,193	80,551,023	80,929,489	—	(378,466)
Expiring 01/19/24	TD	EUR	3,577	3,795,346	3,799,715	—	(4,369)
Japanese Yen,
Expiring 01/19/24	CITI	JPY	1,054,258	7,104,498	7,049,724	54,774	—
Expiring 01/19/24	GSI	JPY	640,198	4,330,016	4,280,944	49,072	—
Peruvian Nuevo Sol,
Expiring 12/20/23	CITI	PEN	25,265	6,776,118	6,563,341	212,777	—
Swedish Krona,
Expiring 01/19/24	JPM	SEK	38,328	3,532,935	3,447,295	85,640	—

				$274,790,339	$273,919,745	1,277,118	(406,524)

						$1,747,073	$(7,554,699)

See Notes to Financial Statements.

64

Credit default swap agreements outstanding at October 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/28	1.000%(Q)	2,000	$880,465	$766	$879,699	BARC
Dominican Republic (D01)	12/20/28	1.000%(Q)	2,000	144,260	766	143,494	BARC
Emirate of Abu Dhabi (D01)	12/20/28	1.000%(Q)	2,000	(47,454)	766	(48,220)	BARC
Federal Republic of Nigeria (D01)	12/20/28	1.000%(Q)	2,000	462,282	766	461,516	BARC
Federation of Malaysia (D01)	12/20/28	1.000%(Q)	3,000	(51,492)	1,150	(52,642)	BARC
Federative Republic of Brazil (D01)	12/20/28	1.000%(Q)	9,000	313,955	3,449	310,506	BARC
Kingdom of Bahrain (D01)	12/20/28	1.000%(Q)	2,000	128,959	766	128,193	BARC
Kingdom of Morocco (D01)	12/20/28	1.000%(Q)	2,000	41,250	766	40,484	BARC
Kingdom of Saudi Arabia (D01)	12/20/28	1.000%(Q)	4,000	(63,035)	1,533	(64,568)	BARC
People’s Republic of China (D01)	12/20/28	1.000%(Q)	9,000	(86,876)	3,449	(90,325)	BARC
Republic of Argentina (D01)	12/20/28	1.000%(Q)	2,000	1,546,614	766	1,545,848	BARC
Republic of Chile (D01)	12/20/28	1.000%(Q)	7,000	(75,744)	2,682	(78,426)	BARC
Republic of Colombia (D01)	12/20/28	1.000%(Q)	6,000	306,930	2,299	304,631	BARC
Republic of Indonesia (D01)	12/20/28	1.000%(Q)	9,000	(17,972)	3,449	(21,421)	BARC
Republic of Panama (D01)	12/20/28	1.000%(Q)	2,000	63,031	766	62,265	BARC
Republic of Peru (D01)	12/20/28	1.000%(Q)	3,000	(3,127)	1,150	(4,277)	BARC
Republic of Philippines (D01)	12/20/28	1.000%(Q)	3,000	(18,242)	1,150	(19,392)	BARC
Republic of South Africa (D01)	12/20/28	1.000%(Q)	9,000	666,742	3,449	663,293	BARC
Republic of Turkey (D01)	12/20/28	1.000%(Q)	9,000	1,090,991	3,449	1,087,542	BARC
State of Qatar (D01)	12/20/28	1.000%(Q)	2,000	(41,040)	766	(41,806)	BARC
Sultanate of Oman (D01)	12/20/28	1.000%(Q)	2,000	43,789	766	43,023	BARC
United Mexican States (D01)	12/20/28	1.000%(Q)	9,000	75,834	3,449	72,385	BARC

See Notes to Financial Statements.

PGIM Global Total Return Fund     65

Schedule of Investments (continued)

as of October 31, 2023

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Arab Republic of Egypt (D02)	12/20/28	1.000%(Q)	2,000	$880,465	$766	$879,699	GSI
Dominican Republic (D02)	12/20/28	1.000%(Q)	2,000	144,260	766	143,494	GSI
Emirate of Abu Dhabi (D02)	12/20/28	1.000%(Q)	2,000	(47,454)	766	(48,220)	GSI
Federal Republic of Nigeria (D02)	12/20/28	1.000%(Q)	2,000	462,282	766	461,516	GSI
Federation of Malaysia (D02)	12/20/28	1.000%(Q)	3,000	(51,492)	1,150	(52,642)	GSI
Federative Republic of Brazil (D02)	12/20/28	1.000%(Q)	9,000	313,955	3,449	310,506	GSI
Kingdom of Bahrain (D02)	12/20/28	1.000%(Q)	2,000	128,959	766	128,193	GSI
Kingdom of Morocco (D02)	12/20/28	1.000%(Q)	2,000	41,250	766	40,484	GSI
Kingdom of Saudi Arabia (D02)	12/20/28	1.000%(Q)	4,000	(63,035)	1,533	(64,568)	GSI
People’s Republic of China (D02)	12/20/28	1.000%(Q)	9,000	(86,876)	3,449	(90,325)	GSI
Republic of Argentina (D02)	12/20/28	1.000%(Q)	2,000	1,546,614	766	1,545,848	GSI
Republic of Chile (D02)	12/20/28	1.000%(Q)	7,000	(75,744)	2,682	(78,426)	GSI
Republic of Colombia (D02)	12/20/28	1.000%(Q)	6,000	306,930	2,299	304,631	GSI
Republic of Indonesia (D02)	12/20/28	1.000%(Q)	9,000	(17,972)	3,449	(21,421)	GSI
Republic of Panama (D02)	12/20/28	1.000%(Q)	2,000	63,031	766	62,265	GSI
Republic of Peru (D02)	12/20/28	1.000%(Q)	3,000	(3,127)	1,150	(4,277)	GSI
Republic of Philippines (D02)	12/20/28	1.000%(Q)	3,000	(18,242)	1,150	(19,392)	GSI
Republic of South Africa (D02)	12/20/28	1.000%(Q)	9,000	666,742	3,449	663,293	GSI
Republic of Turkey (D02)	12/20/28	1.000%(Q)	9,000	1,090,991	3,449	1,087,542	GSI
State of Qatar (D02)	12/20/28	1.000%(Q)	2,000	(41,040)	766	(41,806)	GSI
Sultanate of Oman (D02)	12/20/28	1.000%(Q)	2,000	43,789	766	43,023	GSI
United Mexican States (D02)	12/20/28	1.000%(Q)	9,000	75,834	3,449	72,385	GSI

See Notes to Financial Statements.

66

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Arab Republic of Egypt (D03)	12/20/28	1.000%(Q)	2,000	$880,466	$877	$879,589	GSI
Dominican Republic (D03)	12/20/28	1.000%(Q)	2,000	144,261	877	143,384	GSI
Emirate of Abu Dhabi (D03)	12/20/28	1.000%(Q)	2,000	(47,454)	877	(48,331)	GSI
Federal Republic of Nigeria (D03)	12/20/28	1.000%(Q)	2,000	462,283	877	461,406	GSI
Federation of Malaysia (D03)	12/20/28	1.000%(Q)	3,000	(51,493)	1,315	(52,808)	GSI
Federative Republic of Brazil (D03)	12/20/28	1.000%(Q)	9,000	313,954	3,945	310,009	GSI
Kingdom of Bahrain (D03)	12/20/28	1.000%(Q)	2,000	128,959	877	128,082	GSI
Kingdom of Morocco (D03)	12/20/28	1.000%(Q)	2,000	41,251	877	40,374	GSI
Kingdom of Saudi Arabia (D03)	12/20/28	1.000%(Q)	4,000	(63,035)	1,753	(64,788)	GSI
People’s Republic of China (D03)	12/20/28	1.000%(Q)	9,000	(86,876)	3,945	(90,821)	GSI
Republic of Argentina (D03)	12/20/28	1.000%(Q)	2,000	1,546,614	877	1,545,737	GSI
Republic of Chile (D03)	12/20/28	1.000%(Q)	7,000	(75,743)	3,069	(78,812)	GSI
Republic of Colombia (D03)	12/20/28	1.000%(Q)	6,000	306,929	2,630	304,299	GSI
Republic of Indonesia (D03)	12/20/28	1.000%(Q)	9,000	(17,973)	3,945	(21,918)	GSI
Republic of Panama (D03)	12/20/28	1.000%(Q)	2,000	63,032	877	62,155	GSI
Republic of Peru (D03)	12/20/28	1.000%(Q)	3,000	(3,127)	1,315	(4,442)	GSI
Republic of Philippines (D03)	12/20/28	1.000%(Q)	3,000	(18,243)	1,315	(19,558)	GSI
Republic of South Africa (D03)	12/20/28	1.000%(Q)	9,000	666,741	3,945	662,796	GSI
Republic of Turkey (D03)	12/20/28	1.000%(Q)	9,000	1,090,990	3,945	1,087,045	GSI
State of Qatar (D03)	12/20/28	1.000%(Q)	2,000	(41,040)	877	(41,917)	GSI

See Notes to Financial Statements.

PGIM Global Total Return Fund     67

Schedule of Investments (continued)

as of October 31, 2023

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D03)	12/20/28	1.000	%(Q)	2,000	$43,789	$877	$42,912	GSI
United Mexican States (D03)	12/20/28	1.000	%(Q)	9,000	75,833	3,945	71,888	GSI

					$16,080,358	$120,473	$15,959,885

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices—Sell Protection(2)**:
CDX.EM.40.V1 (D01)	12/20/28	1.000%(Q)	100,000	2.279%	$(5,351,560)	$(136,846)	$(5,214,714)	BARC
CDX.EM.40.V1 (D02)	12/20/28	1.000%(Q)	100,000	2.279%	(5,351,560)	(136,846)	(5,214,714)	GSI
CDX.EM.40.V1 (D03)	12/20/28	1.000%(Q)	100,000	2.279%	(5,351,561)	(142,470)	(5,209,091)	GSI

					$(16,054,681)	$(416,162)	$(15,638,519)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	11/14/23	0.500%(M)	43,187	*	$28,151	$(278)	$28,429	GSI

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

See Notes to Financial Statements.

68

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000	%(Q)	EUR 2,640	$(5,706)	$25,458	$(31,164)	DB
Gazprom PAO	12/20/23	1.000	%(Q)	1,410	54,803	36,862	17,941	CITI
Gazprom PAO	06/20/24	1.000	%(Q)	723	87,507	92,050	(4,543)	HSBC
Gazprom PAO	06/20/25	1.000	%(Q)	EUR 2,000	432,670	8,574	424,096	BARC
Gazprom PAO	12/20/25	1.000	%(Q)	2,000	431,710	573,952	(142,242)	GSI
Gazprom PAO	06/20/26	1.000	%(Q)	4,400	1,019,163	1,623,836	(604,673)	HSBC
Gazprom PAO	06/20/27	1.000	%(Q)	8,650	2,208,681	3,570,311	(1,361,630)	HSBC
Gazprom PAO	06/20/27	1.000	%(Q)	1,000	255,339	288,180	(32,841)	HSBC
Gazprom PAO	06/20/27	1.000	%(Q)	600	153,204	287,267	(134,063)	JPM
Gazprom PAO	12/20/27	1.000	%(Q)	3,300	870,437	1,335,797	(465,360)	JPM
Kingdom of Morocco	12/20/27	1.000	%(Q)	4,305	37,663	95,835	(58,172)	BNP
Petroleos Mexicanos	03/20/24	1.000	%(Q)	2,230	7,182	19,780	(12,598)	MSI
Republic of Italy	12/20/27	1.000	%(Q)	EUR 4,935	(77,112)	(154,556)	77,444	BARC
Republic of South Africa	06/20/26	1.000	%(Q)	1,000	17,978	20,933	(2,955)	GSI
Swiss Confederation	12/20/27	0.250	%(Q)	5,000	(35,124)	—	(35,124)	BARC

					$5,458,395	$7,824,279	$(2,365,884)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)	3,260	0.656%	$31,402	$25,867	$5,535	BOA
Australian Government Bond	12/20/27	1.000%(Q)	5,000	0.187%	159,025	139,966	19,059	DB
Barclays PLC	12/20/26	1.000%(Q)	EUR 3,000	1.012%	2,560	19,764	(17,204)	CITI
DP World PLC	12/20/24	1.000%(Q)	2,000	1.397%	(6,406)	2,137	(8,543)	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	3,480	0.197%	21,682	19,138	2,544	BNP
Emirate of Dubai	12/20/24	1.000%(Q)	1,000	0.339%	8,502	859	7,643	CITI
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	3,000	0.363%	6,117	(15,571)	21,688	DB

See Notes to Financial Statements.

PGIM Global Total Return Fund     69

Schedule of Investments (continued)

as of October 31, 2023

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Federative Republic of Brazil	12/20/23	1.000%(M)	2,700	0.209%	$6,075	$2,775	$3,300	CITI
Gazprom PAO	12/20/26	1.000%(Q)	8,600	12.369%	(2,120,093)	(3,396,003)	1,275,910	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)	4,900	0.405%	64,885	(19,989)	84,874	DB
Halliburton Co.	12/20/26	1.000%(Q)	4,240	0.360%	83,933	25,502	58,431	GSI
Hellenic Republic	06/20/24	1.000%(Q)	1,000	0.163%	6,446	(25,874)	32,320	BARC
Hellenic Republic	06/20/29	1.000%(Q)	5,400	0.957%	17,474	(41,230)	58,704	BARC
Hellenic Republic	12/20/29	1.000%(Q)	EUR 5,000	0.826%	56,684	13,183	43,501	CITI
Hellenic Republic	12/20/31	1.000%(Q)	6,000	1.265%	(96,009)	(145,313)	49,304	CITI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	34,770	0.059%	35,701	13,186	22,515	BOA
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)	1,000	1.564%	(5,045)	2,923	(7,968)	BARC
Japan Govt.	06/20/28	1.000%(Q)	15,000	0.278%	469,812	485,496	(15,684)	CITI
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.095%	4,815	(3,039)	7,854	MSI
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.223%	133,425	(31,291)	164,716	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.223%	100,673	(29,229)	129,902	JPM
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.223%	22,081	7,054	15,027	BARC
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.328%	8,620	4,808	3,812	CITI
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.309%	(7,722)	(36,610)	28,888	CITI
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.572%	42,849	18,721	24,128	JPM
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.178%	5,440	6,139	(699)	BOA

See Notes to Financial Statements.

70

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.180%	$50,240	$2,046	$48,194	GSI
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.207%	77,586	30,980	46,606	MSI
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.225%	36,337	(39,626)	75,963	BOA
Republic of Italy	06/20/24	1.000%(Q)	900	0.119%	6,050	(6,085)	12,135	DB
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.607%	45,616	(86,544)	132,160	BOA
Republic of Italy	06/20/30	1.000%(Q)	1,200	1.341%	(21,041)	(22,913)	1,872	BARC
Republic of Panama	12/20/26	1.000%(Q)	4,200	1.211%	(20,587)	7,587	(28,174)	CITI
Republic of Poland	06/20/24	1.000%(Q)	6,615	0.136%	43,767	3,269	40,498	BNP
Republic of Serbia	12/20/25	5.000%(Q)	4,500	1.134%	377,371	377,888	(517)	CITI
Republic of Serbia	12/20/25	1.000%(Q)	1,000	1.134%	(1,538)	(623)	(915)	BNP
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.064%	6,366	(8,344)	14,710	HSBC
Republic of South Africa	12/20/23	1.000%(Q)	3,000	0.725%	4,627	(4,607)	9,234	BOA
Republic of South Africa	06/20/31	1.000%(Q)	3,000	3.432%	(414,343)	(291,207)	(123,136)	MSI
State of Illinois	12/20/24	1.000%(Q)	2,800	1.332%	(6,888)	(38,265)	31,377	GSI
State of Illinois	06/20/28	1.000%(Q)	1,000	2.066%	(39,371)	(57,630)	18,259	CITI
State of Qatar	12/20/26	1.000%(Q)	4,000	0.409%	73,451	69,305	4,146	CITI
UBS Group AG	12/20/24	1.000%(Q)	EUR 8,600	0.784%	32,597	38,377	(5,780)	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)	1,000	0.268%	28,695	18,430	10,265	DB

See Notes to Financial Statements.

PGIM Global Total Return Fund     71

Schedule of Investments (continued)

as of October 31, 2023

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Mexican States	12/20/26	1.000%(Q)	4,000	0.716%	$37,613	$2,967	$34,646	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	9,960	0.811%	57,855	110,142	(52,287)	GSI

					$(572,671)	$(2,851,484)	$2,278,813

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	$8,593,707	$8,342,319	$251,388	MSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.39.V1	06/20/28	1.000%(Q)	200,000	2.119%	$(8,593,707)	$(5,954,279)	$(2,639,428)	MSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

72

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at October 31, 2023:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/5.350%	SCB	01/10/27	$(211,041)	$—	$(211,041)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)/5.871%	CITI	11/29/23	(280,639)	—	(280,639)
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)/5.871%	MSI	08/12/24	235,003	—	235,003

							$(256,677)	$—	$(256,677)

See Notes to Financial Statements.

PGIM Global Total Return Fund     73

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/4.750%	$ (786,079)	$ (1,462,662)	$(676,583)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/4.750%	106,908	(1,136,449)	(1,243,357)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/4.750%	—	(1,908,101)	(1,908,101)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/5.580%	47,833	(2,323,669)	(2,371,502)
CAD	4,800	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/5.050%	139,121	(204,982)	(344,103)
CAD	12,150	12/03/48	2.800%(S)	3 Month CDOR(2)(S)/5.580%	(214,510)	(2,306,104)	(2,091,594)
CAD	3,000	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/5.050%	(55,136)	(265,723)	(210,587)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/1.702%	(51,105)	(1,044,567)	(993,462)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/1.702%	(644)	(105,827)	(105,183)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/1.702%	—	(525,286)	(525,286)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/1.702%	(3,636)	(65,632)	(61,996)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/9.000%	—	(121,782)	(121,782)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/9.000%	—	(222,145)	(222,145)
CLP	7,540,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/9.000%	—	575,595	575,595

See Notes to Financial Statements.

74

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	3,100,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/9.000%	$—	$134,459	$134,459
CLP	818,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/9.000%	—	36,271	36,271
CLP	5,294,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/9.000%	—	331,804	331,804
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(14)	82,902	82,916
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(4)	80,174	80,178
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(62)	176,980	177,042
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	101,028	101,028
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(29)	359,382	359,411
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(7)	8,150	8,157
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	16,371	16,371
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(166)	(77,543)	(77,377)

See Notes to Financial Statements.

PGIM Global Total Return Fund     75

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	$16	$(22,079)	$(22,095)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(28)	65,332	65,360
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(70)	209,789	209,859
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(28)	60,329	60,357
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(62)	218,394	218,456
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	265	323,842	323,577
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	436,612	436,612
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(240)	300,677	300,917
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(57)	91,826	91,883
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	118,720	118,720

See Notes to Financial Statements.

76

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	$(626)	$737,100	$737,726
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	6,107	6,107
CNH	197,265	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	237,909	283,603	45,694
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)/6.880%	—	(627,035)	(627,035)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/4.140%	7	(113,204)	(113,211)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/4.140%	11	(60,028)	(60,039)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/4.140%	7	(14,929)	(14,936)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/4.140%	—	(133,928)	(133,928)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/4.140%	—	(25,033)	(25,033)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(18,387,142)	(18,387,142)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/3.880%	(10,193)	(5,919,869)	(5,909,676)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/4.092%	135	(1,033,280)	(1,033,415)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/4.092%	1,259	(757,236)	(758,495)

See Notes to Financial Statements.

PGIM Global Total Return Fund     77

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/4.092%	$(69,542)	$(770,032)	$(700,490)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/4.092%	(45,623)	(1,480,952)	(1,435,329)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(504,833)	(504,833)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(276,523)	(276,523)
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/4.092%	(284,944)	(3,047,702)	(2,762,758)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/4.092%	—	556,815	556,815
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/3.880%	(2,817)	(108,123)	(105,306)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/4.092%	—	2,516,487	2,516,487
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.972%	—	(2,603,479)	(2,603,479)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/4.092%	—	5,967,133	5,967,133
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.972%	—	(6,181,128)	(6,181,128)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(3,520,651)	(3,520,651)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/4.092%	—	2,580,140	2,580,140
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.972%	—	(2,683,261)	(2,683,261)

See Notes to Financial Statements.

78

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/4.092%	$(116,162)	$(443,704)	$(327,542)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/4.092%	12,548	856,291	843,743
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.972%	(7,651)	(837,810)	(830,159)
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(6,863,170)	(6,863,170)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/4.092%	(105,135)	(1,002,437)	(897,302)
GBP	5,330	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/5.186%	430,155	505,748	75,593
GBP	86,340	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/5.186%	5,485,601	13,994,368	8,508,767
GBP	40,655	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/5.186%	8,130,379	7,718,785	(411,594)
GBP	8,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/5.186%	823,701	1,745,279	921,578
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/5.186%	2,099,979	2,034,920	(65,059)
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/5.186%	(917,801)	(1,879,642)	(961,841)
GBP	14,450	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/5.186%	4,631,444	4,628,271	(3,173)
GBP	7,500	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/5.186%	(2,343,112)	(3,075,831)	(732,719)
GBP	5,150	05/08/38	1.200%(A)	1 Day SONIA(1)(A)/5.186%	2,163,665	2,222,662	58,997

See Notes to Financial Statements.

PGIM Global Total Return Fund     79

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	15,305	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/5.186%	$83,303	$(7,642,393)	$ (7,725,696)
GBP	10,915	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/5.186%	5,389,266	5,626,491	237,225
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/5.186%	2,361,379	(7,672,140)	(10,033,519)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/5.186%	659,191	(2,046,286)	(2,705,477)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/5.186%	(32)	(2,729,522)	(2,729,490)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/5.186%	(230,941)	(1,128,119)	(897,178)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/11.18%	—	(394,154)	(394,154)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/4.661%	(363)	(1,175,924)	(1,175,561)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/(0.020)%	(6,423)	(8,907)	(2,484)
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/(0.020)%	437	(15,560)	(15,997)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/(0.020)%	12	(519,944)	(519,956)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/(0.020)%	29	(370,539)	(370,568)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/(0.020)%	2,897	(236,388)	(239,285)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/(0.020)%	43	(266,335)	(266,378)

See Notes to Financial Statements.

80

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/(0.020)%	$1,970,701	$1,503,200	$ (467,501)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/(0.020)%	—	(416,486)	(416,486)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/(0.020)%	60	(430,641)	(430,701)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/(0.020)%	(3,395)	25,048	28,443
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,482)	(622,554)	(621,072)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/(0.020)%	(785)	9,240	10,025
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/(0.020)%	(2,206)	10,714	12,920
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,897)	9,337	11,234
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/(0.020)%	(3,515)	19,603	23,118
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/(0.020)%	(8,990)	61,507	70,497
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/(0.020)%	(183)	(111,984)	(111,801)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/(0.020)%	(785)	(63,588)	(62,803)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/(0.020)%	(440)	(64,671)	(64,231)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/(0.020)%	(203)	(69,484)	(69,281)

See Notes to Financial Statements.

PGIM Global Total Return Fund     81

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/(0.020)%	$43	$(346,334)	$(346,377)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,172)	(101,832)	(100,660)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/(0.020)%	(483)	(52,496)	(52,013)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/(0.020)%	(626)	(42,705)	(42,079)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/(0.020)%	(888)	(67,293)	(66,405)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/(0.020)%	(950)	(136,559)	(135,609)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,162)	(63,464)	(62,302)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/(0.020)%	(927)	(50,038)	(49,111)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/(0.020)%	(24)	(696,200)	(696,176)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/(0.020)%	(2)	(469,970)	(469,968)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/(0.020)%	—	(47,484)	(47,484)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/(0.020)%	(489)	(25,943)	(25,454)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/(0.020)%	—	128,143	128,143
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/(0.020)%	(268,105)	(328,263)	(60,158)

See Notes to Financial Statements.

82

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/(0.020)%	$(22,342)	$(527,959)	$(505,617)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/(0.020)%	(7,686)	(564,333)	(556,647)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/(0.020)%	(5,747)	(478,833)	(473,086)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/(0.020)%	318,796	308,743	(10,053)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/(0.020)%	(12,354)	(348,332)	(335,978)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,236)	(1,955,035)	(1,953,799)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/(0.020)%	(538)	(821,397)	(820,859)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/(0.020)%	(833)	(157,918)	(157,085)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/(0.020)%	(6,253)	(3,499,272)	(3,493,019)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/(0.020)%	(4,644)	(1,224,470)	(1,219,826)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/(0.020)%	(696)	(165,361)	(164,665)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/(0.020)%	(345)	(28,280)	(27,935)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,438)	(642,237)	(640,799)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/(0.020)%	(157)	(1,150,448)	(1,150,291)

See Notes to Financial Statements.

PGIM Global Total Return Fund     83

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/(0.020)%	$(3,583)	$(1,052,093)	$(1,048,510)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/(0.020)%	(12,333)	(2,113,199)	(2,100,866)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/(0.020)%	(14,668)	(2,321,933)	(2,307,265)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/(0.020)%	(12,675)	(3,081,639)	(3,068,964)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/(0.020)%	—	684,515	684,515
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/3.820%	(9)	(862,847)	(862,838)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(576,010)	(576,010)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.820%	418,954	(1,412,548)	(1,831,502)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/3.820%	13	(1,315,514)	(1,315,527)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(673,450)	(673,450)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(509,553)	(509,553)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/3.820%	(16,781)	(61,499)	(44,718)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/5.030%	—	(334,727)	(334,727)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/5.030%	—	(606,803)	(606,803)

See Notes to Financial Statements.

84

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/5.640%	$—	$(381,629)	$(381,629)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/5.560%	—	(435,671)	(435,671)
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.690%	93,274	(2,037,194)	(2,130,468)
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/2.481%	—	(11,753)	(11,753)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/2.481%	—	(571,790)	(571,790)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/2.481%	(867)	(13,295)	(12,428)
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/2.481%	—	(253,749)	(253,749)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/2.481%	—	(684,754)	(684,754)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/2.481%	—	(412,024)	(412,024)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.494%	—	205,361	205,361
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/1.494%	—	243,270	243,270
	332,950	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/5.350%	—	(888,826)	(888,826)
	334,175	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/5.350%	—	(168,925)	(168,925)
	370,490	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/5.350%	—	(15,994)	(15,994)

See Notes to Financial Statements.

PGIM Global Total Return Fund     85

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
142,505	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/5.350%	$—	$(32,303)	$(32,303)
301,810	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/5.350%	—	(179,857)	(179,857)
565,140	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/5.350%	—	(905,222)	(905,222)
284,850	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/5.350%	—	121,567	121,567
180,200	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/5.350%	—	(1,012,905)	(1,012,905)
342,911	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/5.350%	(611,135)	4,597,344	5,208,479
50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.350%	—	64,959	64,959
32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/5.350%	—	774,772	774,772
27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/5.350%	—	188,995	188,995
13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/5.350%	—	(661,929)	(661,929)
38,155	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/5.350%	—	(3,407,042)	(3,407,042)

				$29,321,070	$(76,453,110)	$(105,774,180)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.500%	$ 31,663	$ 3	$ 31,660	CITI

See Notes to Financial Statements.

86

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/2.500%	$93	$—	$93	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(95)	—	(95)	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/2.500%	(8,525)	—	(8,525)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	7,604	—	7,604	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	6,873	—	6,873	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	7,122	—	7,122	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	55,652	—	55,652	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/0.072%	11,317	—	11,317	HSBC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/3.820%	(12,787)	—	(12,787)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/3.820%	(79,502)	(7)	(79,495)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/3.820%	(108,750)	—	(108,750)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/3.820%	(114,357)	—	(114,357)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/3.820%	(54,813)	—	(54,813)	JPM
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/3.650%	1,373	—	1,373	CITI

See Notes to Financial Statements.

PGIM Global Total Return Fund     87

Schedule of Investments (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.650%	$(140,679)	$(221)	$(140,458)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(333,423)	(454)	(332,969)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(16,560)	(6)	(16,554)	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(108,567)	17	(108,584)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(215,688)	9	(215,697)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/6.284%	470,716	—	470,716	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/4.090%	90,236	—	90,236	JPM
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/8.358%	(465,462)	—	(465,462)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/8.358%	(935,386)	—	(935,386)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/8.358%	490,669	—	490,669	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/8.358%	962,590	—	962,590	CITI

					$(458,686)	$(659)	$(458,027)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

88

Total return swap agreements outstanding at October 31, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.900%	DB	09/21/24	28,000	$(526,717)	$—	$(526,717)
U.S. Treasury Bond(T)	1 Day USOIS -10bps(T)/ 5.230%	JPM	11/29/23	80,245	(8,584,975)	—	(8,584,975)

					$(9,111,692)	$—	$(9,111,692)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Global Total Return Fund     89

Schedule of Investments (continued)

as of October 31, 2023

Reverse repurchase agreements:

During the reporting period ended October 31, 2023, the Fund held reverse repurchase agreements the entire period with an average value of $4,158,928 and a daily weighted average interest rate of 4.786%. At October 31, 2023, the Fund did not hold any reverse repurchase agreements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$17,890,165	$(10,825,956)	$22,935,360	$(34,887,072)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$11,900,000	$11,462,489
JPS	3,112,000	15,754,761

Total	$15,012,000	$27,217,250

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$1,666,306	$—
Cayman Islands	—	102,378,170	—
Ireland.	—	189,957,435	—
Spain	—	1,093,580	2,667,065
United Kingdom	—	3,491,876	—
United States	—	34,891,828	—

See Notes to Financial Statements.

90

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Commercial Mortgage-Backed Securities
Canada	$—	$1,081,160	$—
United Kingdom	—	23,602,299	—
United States	—	193,050,477	—
Convertible Bond
Jamaica	—	12,420	—
Corporate Bonds
Australia	—	272,257	—
Brazil	—	19,862,577	—
Bulgaria	—	12,650,220	—
Canada	—	21,709,153	—
China	—	15,951,706	—
Denmark	—	5,278,722	—
France	—	57,850,104	—
Germany	—	11,003,558	—
Hong Kong	—	9,632,185	—
Hungary	—	3,444,518	—
Iceland	—	5,296,194	—
India	—	15,867,585	—
Indonesia	—	11,371,840	—
Israel	—	16,488,629	—
Italy	—	10,220,129	—
Jamaica	—	8,263,809	—
Japan	—	7,177,099	—
Kazakhstan	—	9,921,704	—
Luxembourg	—	10,034,431	—
Malta	—	3,150,940	—
Mexico	—	36,636,892	—
Netherlands	—	23,809,439	—
Norway	—	2,205,311	—
Peru	—	874,931	—
Philippines	—	4,091,544	—
Poland	—	6,724,257	—
Qatar	—	1,146,709	—
Russia	—	17,968,512	—
Slovenia	—	14,068,110	—
South Africa	—	12,081,750	—
South Korea	—	18,403,331	—
Spain	—	22,475,499	—
Supranational Bank	—	11,737,965	1,922,030
Switzerland	—	21,108,725	—
United Arab Emirates	—	9,664,921	—
United Kingdom	—	70,559,560	—
United States	—	621,914,800	23,699,245
Floating Rate and Other Loans
Jamaica	—	394,515	—

See Notes to Financial Statements.

PGIM Global Total Return Fund     91

Schedule of Investments (continued)

as of October 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Floating Rate and Other Loans (continued)
United Kingdom	$—	$20,184,522	$—
United States	—	173,227	—
Municipal Bond
Puerto Rico	—	5,432,304	—
Residential Mortgage-Backed Securities
Spain	—	1,757,725	—
United States	—	113,682,665	—
Sovereign Bonds
Albania	—	1,009,576	—
Andorra	—	340,539	—
Argentina	—	2,025,992	—
Austria	—	1,619,655	—
Brazil	—	21,051,377	—
Bulgaria	—	7,321,450	—
Canada	—	1,000,393	—
Chile	—	2,221,743	—
China	—	50,048,157	—
Colombia	—	58,771,357	—
Cyprus	—	22,718,820	—
Denmark	—	3,195,989	—
Egypt	—	501,110	—
Finland	—	1,075,863	—
France	—	19,913,669	—
Germany	—	24,685	—
Greece	—	71,441,938	—
Hungary	—	4,279,812	—
Indonesia	—	41,899,187	—
Israel	—	4,574,041	—
Italy	—	142,509,326	—
Japan	—	2,131,728	—
Kazakhstan	—	6,977,217	—
Mexico	—	19,331,620	—
Montenegro	—	761,903	—
Panama	—	14,540,866	—
Peru	—	18,131,741	—
Philippines	—	25,829,209	—
Poland	—	721,623	—
Portugal	—	4,187,416	—
Romania	—	16,224,263	—
Saudi Arabia	—	9,847,518	—
Serbia	—	26,416,457	—
Slovenia	—	3,130,905	—
South Korea	—	2,306,017	—
Spain	—	56,785,620	—
Sweden	—	1,047,272	—

See Notes to Financial Statements.

92

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Tunisia	$—	$276,893	$—
Ukraine	—	10,279,281	—
United Kingdom	—	8,237,625	—
Uruguay	—	554,326	—
U.S. Government Agency Obligations	—	18,525,647	734,250
U.S. Treasury Obligations	—	9,250,634	—
Common Stocks
United States	3,161,804	466,795	—
Preferred Stock
United States	114,680	—	—
Short-Term Investments
Affiliated Mutual Funds	68,572,220	—	—
Option Purchased	—	11,125	—

Total	$71,848,704	$2,557,288,505	$29,022,590

Liabilities
Options Written	$—	$(356,732)	$(254)

Other Financial Instruments*
Assets
Futures Contracts	$16,007,943	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,747,073	—
OTC Packaged Credit Default Swap Agreements	—	17,295,306	—
OTC Credit Default Swap Agreements	—	16,336,416	28,151
OTC Currency Swap Agreement	—	235,003	—
Centrally Cleared Interest Rate Swap Agreements	—	34,561,276	—
OTC Interest Rate Swap Agreements	—	2,135,908	—

Total	$16,007,943	$72,310,982	$28,151

Liabilities
Futures Contracts	$(24,393,464)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(7,554,699)	—
OTC Packaged Credit Default Swap Agreements	—	(17,269,629)	—
OTC Credit Default Swap Agreements	—	(11,450,692)	—
OTC Currency Swap Agreements	—	(491,680)	—
Centrally Cleared Interest Rate Swap Agreements	—	(140,335,456)	—
OTC Interest Rate Swap Agreements	—	(2,594,594)	—
OTC Total Return Swap Agreements	—	(9,111,692)	—

Total	$(24,393,464)	$(188,808,442)	$—

See Notes to Financial Statements.

PGIM Global Total Return Fund     93

Schedule of Investments (continued)

as of October 31, 2023

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Spain	Corporate Bonds- Supranational Bank	Corporate Bonds- United States	Residential Mortgage-Backed Securities
Balance as of 10/31/22	$3,352,191	$—	$23,647,391	$5,623,505
Realized gain (loss)	(35,856)	—	—	—
Change in unrealized appreciation (depreciation)	(4,709)	59,634	(56,802)	28,259
Purchases/Exchanges/Issuances	—	—	—	—
Sales/Paydowns	(644,561)	—	—	(5,651,764)
Accrued discount/premium	—	8,670	(169,096)	—
Transfers into Level 3*	—	1,853,726	277,752	—
Transfers out of Level 3*	—	—	—	—

Balance as of 10/31/23	$2,667,065	$1,922,030	$23,699,245	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(4,709)	$59,634	$(56,802)	$—

	U.S. Government Agency Obligations	Common Stocks	Options Written	OTC Credit Default Swap Agreements
Balance as of 10/31/22	$—	$569,523	$(2,026)	$19,312
Realized gain (loss)	11,100	—	—	5,130
Change in unrealized appreciation (depreciation)	6,444	2,307	1,772	28,151
Purchases/Exchanges/Issuances	952,500	—	—	—
Sales/Paydowns	(250,000)	—	—	(24,442)
Accrued discount/premium	14,206	—	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	(571,830)	—	—

Balance as of 10/31/23	$734,250	$—	$(254)	$28,151

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$6,444	$—	$1,074	$28,151

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from

See Notes to Financial Statements.

94

Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of October 31, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities-Spain	$1	Market	Contingent Value	Property Price Appreciation Forecast
Asset-Backed Securities-Spain	2,667,064	Market	Transaction Based	Unadjusted Trade Price

	$2,667,065

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of October 31, 2023, the aggregate value of these securities and/or derivatives was $26,383,422. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2023 were as follows:

Sovereign Bonds	25.7%
Banks	12.2
Collateralized Loan Obligations	11.0
Commercial Mortgage-Backed Securities	8.2
Electric	4.7
Residential Mortgage-Backed Securities	4.5
Oil & Gas	3.5
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	2.5
Real Estate Investment Trusts (REITs)	2.6
Telecommunications	2.5
Pipelines	1.8
Media	1.7
Diversified Financial Services	1.7
Foods	1.2
Retail	1.1
Commercial Services	1.1
Insurance	1.0
Home Builders	0.7
U.S. Government Agency Obligations	0.7
Auto Manufacturers	0.7
Real Estate	0.6

Transportation	0.6%
Healthcare-Services	0.5
Internet	0.5
Chemicals	0.5
Entertainment	0.5
Multi-National	0.5
Automobiles	0.5
Semiconductors	0.5
Engineering & Construction	0.4
Pharmaceuticals	0.4
Healthcare-Products	0.4
Software	0.4
Aerospace & Defense	0.4
Consumer Loans	0.4
U.S. Treasury Obligations	0.4
Electronics	0.3
Lodging	0.3
Gas	0.3
Office/Business Equipment	0.3
Agriculture	0.2
Auto Parts & Equipment	0.2
Municipal Bond	0.2
Student Loans	0.2

See Notes to Financial Statements.

PGIM Global Total Return Fund     95

Schedule of Investments (continued)

as of October 31, 2023

Industry Classification (continued):

Coal	0.2%
Other	0.2
Airlines	0.2
Building Materials	0.1
Credit Cards	0.1
Oil, Gas & Consumable Fuels	0.1
Mining	0.1
Packaging & Containers	0.1
Home Equity Loans	0.0	*
Machinery-Diversified	0.0	*
Household Products/Wares	0.0	*
Gas Utilities	0.0	*

Forest Products & Paper	0.0	*%
Option Purchased	0.0	*

	99.7
Options Written	(0.0	)*
Other assets in excess of liabilities	0.3

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$17,890,136		Premiums received for OTC swap agreements	$10,825,268

Credit contracts	—	—		Options written outstanding, at value	254
Credit contracts	Unrealized appreciation on OTC swap agreements	20,564,452		Unrealized depreciation on OTC swap agreements	22,689,768
Foreign exchange contracts	Due from/to broker-variation margin futures	6,218,673*		Due from/to broker-variation margin futures	7,102,323*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,747,073		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,554,699
Interest rate contracts	Due from/to broker-variation margin futures	9,789,270	*	Due from/to broker-variation margin futures	17,291,141	*

See Notes to Financial Statements.

96

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$34,561,276	*	Due from/to broker-variation margin swaps	$140,335,456	*
Interest rate contracts	Premiums paid for OTC swap agreements	29		Premiums received for OTC swap agreements	688
Interest rate contracts	Unaffiliated investments	11,125		Options written outstanding, at value	356,732
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,370,908		Unrealized depreciation on OTC swap agreements	12,197,304

		$93,152,942			$218,353,633

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(1,651,988)	$47,574,353	$—	$—	$(44,543,845)
Equity contracts	—	—	—	—	1,779,106
Foreign exchange contracts	—	—	(30,656,972)	(35,512,364)	—
Interest rate contracts	(1,103,861)	701,692	2,391,121	—	(33,100,552)

Total	$(2,755,849)	$48,276,045	$(28,265,851)	$(35,512,364)	$(75,865,291)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$1,772	$—	$—	$(1,229,225)
Foreign exchange contracts	—	—	8,790,097	18,551,419	—
Interest rate contracts	(3,591,216)	3,687,420	11,106,316	—	(4,648,548)

Total	$(3,591,216)	$3,689,192	$19,896,413	$18,551,419	$(5,877,773)

See Notes to Financial Statements.

PGIM Global Total Return Fund     97

Schedule of Investments (continued)

as of October 31, 2023

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$690,857
Options Written (2)	221,294,108
Futures Contracts - Long Positions (2)	693,318,210
Futures Contracts - Short Positions (2)	1,194,284,739
Forward Foreign Currency Exchange Contracts - Purchased (3)	620,249,420
Forward Foreign Currency Exchange Contracts - Sold (3)	402,930,425
Cross Currency Exchange Contracts (4)	11,562,982
Interest Rate Swap Agreements (2)	3,550,288,505
Credit Default Swap Agreements - Buy Protection (2)	267,082,602
Credit Default Swap Agreements - Sell Protection (2)	503,704,194
Currency Swap Agreements (2)	13,018,197
Total Return Swap Agreements (2)	26,687,510
Inflation Swap Agreements (2)	17,792,880

*	Average volume is based on average quarter end balances as noted for the year ended October 31, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,778,546	$(37,778,546)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$ 6,595,245	$ (6,664,208)	$ (68,963)	$ 68,963	$—

See Notes to Financial Statements.

98

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$403,115	$(1,242,529)	$(839,414)	$839,414	$—
BOA	499,574	(168,547)	331,027	(296,664)	34,363
CITI	2,969,794	(2,453,793)	516,001	(516,001)	—
DB	412,386	(612,427)	(200,041)	200,041	—
GSI	12,565,859	(12,140,606)	425,253	—	425,253
HSBC	7,450,633	(8,044,609)	(593,976)	—	(593,976)
JPM	1,971,691	(11,849,249)	(9,877,558)	8,622,847	(1,254,711)
MSI	9,651,231	(9,831,180)	(179,949)	179,949	—
SCB	64,195	(211,041)	(146,846)	—	(146,846)
SSB	—	(402,155)	(402,155)	402,155	—
TD	—	(4,369)	(4,369)	—	(4,369)

	$42,583,723	$(53,624,713)	$(11,040,990)	$9,500,704	$(1,540,286)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund     99

Statement of Assets and Liabilities

as of October 31, 2023

Assets

Investments at value, including securities on loan of $37,778,546:
Unaffiliated investments (cost $3,171,503,324)	$2,589,587,579
Affiliated investments (cost $68,553,236)	68,572,220
Cash	16,648
Foreign currency, at value (cost $1,916,472)	1,913,445
Cash segregated for counterparty - OTC	13,735,131
Dividends and interest receivable	29,162,641
Unrealized appreciation on OTC swap agreements	22,935,360
Premiums paid for OTC swap agreements	17,890,165
Deposit with broker for centrally cleared/exchange-traded derivatives	15,012,000
Receivable for investments sold	6,710,944
Receivable for Fund shares sold	3,641,168
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,747,073
Due from broker—variation margin swaps	1,434,342
Tax reclaim receivable	25,437
Prepaid expenses	23,653

Total Assets	2,772,407,806

Liabilities

Payable to broker for collateral for securities on loan	38,852,822
Unrealized depreciation on OTC swap agreements	34,887,072
Premiums received for OTC swap agreements	10,825,956
Unrealized depreciation on OTC forward foreign currency exchange contracts	7,554,699
Payable for Fund shares purchased	7,254,126
Due to broker—variation margin futures	2,594,753
Payable for investments purchased	2,155,147
Accrued expenses and other liabilities	1,631,303
Management fee payable	1,278,903
Dividends payable	376,042
Options written outstanding, at value (premiums received $8,781)	356,986
Distribution fee payable	48,684
Affiliated transfer agent fee payable	31,148
Directors’ fees payable	3,254

Total Liabilities	107,850,895

Net Assets	$2,664,556,911

Net assets were comprised of:
Common stock, at par	$5,541,352
Paid-in capital in excess of par	4,111,350,822
Total distributable earnings (loss)	(1,452,335,263)

Net assets, October 31, 2023	$2,664,556,911

See Notes to Financial Statements.

100

Class A

Net asset value and redemption price per share,
($161,661,203 ÷ 33,910,778 shares of common stock issued and outstanding)	$4.77
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$4.93

Class C

Net asset value, offering price and redemption price per share,
($15,099,271 ÷ 3,173,526 shares of common stock issued and outstanding)	$4.76

Class Z

Net asset value, offering price and redemption price per share,
($993,605,624 ÷ 207,300,604 shares of common stock issued and outstanding)	$4.79

Class R2

Net asset value, offering price and redemption price per share,
($4,392,699 ÷ 910,289 shares of common stock issued and outstanding)	$4.83

Class R4

Net asset value, offering price and redemption price per share,
($11,582,305 ÷ 2,397,841 shares of common stock issued and outstanding)	$4.83

Class R6

Net asset value, offering price and redemption price per share,
($1,478,215,809 ÷ 306,442,129 shares of common stock issued and outstanding)	$4.82

See Notes to Financial Statements.

PGIM Global Total Return Fund     101

Statement of Operations

Year Ended October 31, 2023

Net Investment Income (Loss)

Income
Interest income (net of $581 foreign withholding tax)	$127,445,167
Unaffiliated dividend income	433,310
Affiliated dividend income	284,719
Income from securities lending, net (including affiliated income of $243,593)	243,868

Total income	128,407,064

Expenses
Management fee	14,846,846
Distribution fee(a)	643,663
Shareholder servicing fees(a)	16,914
Transfer agent’s fees and expenses (including affiliated expense of $183,196)(a)	1,910,840
Shareholders’ reports	313,613
Custodian and accounting fees	138,812
Registration fees(a)	106,313
Audit fee	68,900
Professional fees	60,183
Directors’ fees	48,787
Miscellaneous	541,269

Total expenses	18,696,140
Less: Fee waiver and/or expense reimbursement(a)	(481,055)

Net expenses	18,215,085

Net investment income (loss)	110,191,979

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $35,476)	(173,053,697)
Futures transactions	(28,265,851)
Forward and cross currency contract transactions	(35,512,364)
Options written transactions	48,276,045
Swap agreement transactions	(75,865,291)
Foreign currency transactions	(61,367,253)

(325,788,411)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,194)	407,202,272
Futures	19,896,413
Forward and cross currency contracts	18,551,419
Options written	3,689,192
Swap agreements	(5,877,773)
Foreign currencies	1,962,062

445,423,585

Net gain (loss) on investment and foreign currency transactions	119,635,174

Net Increase (Decrease) In Net Assets Resulting From Operations	$229,827,153

See Notes to Financial Statements.

102

(a)    Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	452,392	179,625	—	11,646	—	—
Shareholder servicing fees	—	—	—	4,658	12,256	—
Transfer agent’s fees and expenses	324,496	23,793	1,413,378	11,278	20,897	116,998
Registration fees	16,388	11,216	31,092	6,201	6,951	34,465
Fee waiver and/or expense reimbursement	(157,333)	(16,866)	(295,786)	(8,019)	(3,051)	—

See Notes to Financial Statements.

PGIM Global Total Return Fund    103

Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$110,191,979	$121,405,667
Net realized gain (loss) on investment and foreign currency transactions	(325,788,411)	(395,489,590)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	445,423,585	(1,203,023,686)

Net increase (decrease) in net assets resulting from operations	229,827,153	(1,477,107,609)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,591,039)	(1,884,548)
Class C	(207,879)	(174,602)
Class Z	(17,226,169)	(16,129,577)
Class R2	(63,272)	(43,177)
Class R4	(177,628)	(102,780)
Class R6	(25,701,554)	(18,672,780)

	(45,967,541)	(37,007,464)

Tax return of capital distributions
Class A	(4,498,457)	(8,092,166)
Class C	(360,910)	(749,735)
Class Z	(29,907,380)	(69,259,710)
Class R2	(109,851)	(185,403)
Class R4	(308,391)	(441,331)
Class R6	(44,622,003)	(80,180,115)

	(79,806,992)	(158,908,460)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	798,034,832	1,390,121,445
Net asset value of shares issued in reinvestment of dividends and distributions	120,225,775	187,460,081
Cost of shares purchased	(1,692,708,500)	(2,647,557,772)

Net increase (decrease) in net assets from Fund share transactions	(774,447,893)	(1,069,976,246)

Total increase (decrease)	(670,395,273)	(2,742,999,779)

Net Assets:

Beginning of year	3,334,952,184	6,077,951,963

End of year	$2,664,556,911	$3,334,952,184

See Notes to Financial Statements.

104

Financial Highlights

Class A Shares
	Year Ended October 31,
	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.67		$6.67	$6.96	$7.07	$6.36
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.13	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	(c)	(1.91)	(0.17)	0.16	0.78
Total from investment operations	0.30		(1.78)	(0.06)	0.29	0.94
Less Dividends and Distributions:
Dividends from net investment income*	(0.07)		(0.03)	(0.23)	(0.23)	(0.23)
Tax return of capital distributions	(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-
Total dividends and distributions	(0.20)		(0.22)	(0.23)	(0.40)	(0.23)
Net asset value, end of year	$4.77		$4.67	$6.67	$6.96	$7.07
Total Return(d):	6.22%		(27.22)%	(0.97)%	4.35%	15.05%

Ratios/Supplemental Data:
Net assets, end of year (000)	$161,661		$185,414	$337,257	$326,416	$216,708
Average net assets (000)	$180,957		$257,676	$344,592	$285,380	$188,633
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.89	%(f)	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.98%		0.93%	0.91%	0.96%	1.02%
Net investment income (loss)	3.40%		2.29%	1.58%	1.94%	2.40%
Portfolio turnover rate(g)	6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    105

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.66		$6.66	$6.95	$7.06	$6.35
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.09	0.06	0.08	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13		(1.90)	(0.17)	0.16	0.78
Total from investment operations	0.26		(1.81)	(0.11)	0.24	0.89
Less Dividends and Distributions:
Dividends from net investment income*	(0.03)		-	(0.18)	(0.18)	(0.18)
Tax return of capital distributions	(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-
Total dividends and distributions	(0.16)		(0.19)	(0.18)	(0.35)	(0.18)
Net asset value, end of year	$4.76		$4.66	$6.66	$6.95	$7.06
Total Return(b):	5.43%		(27.82)%	(1.72)%	3.57%	14.21%

Ratios/Supplemental Data:
Net assets, end of year (000)	$15,099		$19,422	$42,012	$46,157	$37,486
Average net assets (000)	$17,962		$29,474	$45,988	$42,925	$34,321
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.64	%(d)	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.73%		1.69%	1.66%	1.68%	1.69%
Net investment income (loss)	2.65%		1.51%	0.83%	1.20%	1.65%
Portfolio turnover rate(e)	6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

106

Class Z Shares
	Year Ended October 31,
	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.69		$6.71	$7.00	$7.11	$6.40
Income (loss) from investment operations:
Net investment income (loss)	0.18	(b)	0.15	0.13	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	(c)	(1.94)	(0.17)	0.16	0.78
Total from investment operations	0.31		(1.79)	(0.04)	0.31	0.96
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)		(0.04)	(0.25)	(0.25)	(0.25)
Tax return of capital distributions	(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-
Total dividends and distributions	(0.21)		(0.23)	(0.25)	(0.42)	(0.25)
Net asset value, end of year	$4.79		$4.69	$6.71	$7.00	$7.11
Total Return(d):	6.47%		(27.16)%	(0.70)%	4.61%	15.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$993,606		$1,303,382	$2,907,890	$2,264,938	$1,254,507
Average net assets (000)	$1,131,695		$2,068,163	$2,809,784	$1,726,788	$888,961
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.64	%(f)	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.67%		0.65%	0.65%	0.68%	0.68%
Net investment income (loss)	3.65%		2.51%	1.82%	2.18%	2.61%
Portfolio turnover rate(g)	6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    107

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,
	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.72		$6.76	$7.05	$7.16	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.16	(b)	0.12	0.10	0.11	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14	(c)	(1.95)	(0.17)	0.17	0.79
Total from investment operations	0.30		(1.83)	(0.07)	0.28	0.94
Less Dividends and Distributions:
Dividends from net investment income*	(0.06)		(0.02)	(0.22)	(0.22)	(0.22)
Tax return of capital distributions	(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-
Total dividends and distributions	(0.19)		(0.21)	(0.22)	(0.39)	(0.22)
Net asset value, end of year	$4.83		$4.72	$6.76	$7.05	$7.16
Total Return(d):	6.20%		(27.57)%	(1.12)%	4.13%	14.81%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,393		$4,350	$9,324	$18,443	$185
Average net assets (000)	$4,659		$6,242	$14,831	$9,990	$78
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.26%		1.29%	1.13%	1.25%	19.82%
Net investment income (loss)	3.20%		2.08%	1.38%	1.62%	2.11%
Portfolio turnover rate(g)	6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

108

Class R4 Shares
	Year Ended October 31,
	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.73		$6.76	$7.05	$7.16	$6.45
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.14	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	(c)	(1.95)	(0.17)	0.17	0.79
Total from investment operations	0.30		(1.81)	(0.06)	0.30	0.95
Less Dividends and Distributions:
Dividends from net investment income*	(0.07)		(0.03)	(0.23)	(0.24)	(0.24)
Tax return of capital distributions	(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-
Total dividends and distributions	(0.20)		(0.22)	(0.23)	(0.41)	(0.24)
Net asset value, end of year	$4.83		$4.73	$6.76	$7.05	$7.16
Total Return(d):	6.24%		(27.24)%	(0.87)%	4.39%	14.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$11,582		$12,251	$14,654	$8,932	$1,453
Average net assets (000)	$12,256		$14,017	$12,787	$5,178	$804
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.84	%(f)	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.86%		0.86%	0.87%	1.13%	2.63%
Net investment income (loss)	3.45%		2.40%	1.63%	1.91%	2.34%
Portfolio turnover rate(g)	6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund    109

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.72		$6.75	$7.04	$7.16	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.15	0.14	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	(c)	(1.94)	(0.17)	0.15	0.80
Total from investment operations	0.32		(1.79)	(0.03)	0.31	0.98
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.05)	(0.26)	(0.26)	(0.26)
Tax return of capital distributions	(0.13)		(0.19)	-	-	-
Distributions from net realized gains	-		-	-	(0.17)	-
Total dividends and distributions	(0.22)		(0.24)	(0.26)	(0.43)	(0.26)
Net asset value, end of year	$4.82		$4.72	$6.75	$7.04	$7.16
Total Return(d):	6.56%		(27.06)%	(0.58)%	4.69%	15.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,478,216		$1,810,132	$2,766,815	$1,787,693	$1,139,781
Average net assets (000)	$1,651,821		$2,351,483	$2,396,559	$1,513,154	$925,868
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.54	%(f)	0.53%	0.52%	0.55%	0.56%
Expenses before waivers and/or expense reimbursement	0.54%		0.53%	0.52%	0.55%	0.56%
Net investment income (loss)	3.74%		2.66%	1.93%	2.27%	2.67%
Portfolio turnover rate(g)	6%		13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

110

Notes to Financial Statements

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Global Total Return Fund    111

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued

112

using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Global Total Return Fund    113

Notes to Financial Statements (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon

114

entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on

PGIM Global Total Return Fund    115

Notes to Financial Statements (continued)

swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk

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exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

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Notes to Financial Statements (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the

118

participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Reverse Repurchase Agreements: The Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the

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Notes to Financial Statements (continued)

right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

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Notes to Financial Statements (continued)

differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

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The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.50% on average daily net assets up to $2 billion;	0.50%

0.485% of average daily net assets over $ 2 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.88%

C	1.63

Z	0.63

R2	1.08

R4	0.83

R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Global Total Return Fund     123

Notes to Financial Statements (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.25%	0.25%	N/A%

C	1.00	1.00	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the year ended October 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$95,890	$639

C	—	747

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market

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Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$161,133,960	$1,037,370,366

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2023, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wb)

$ —	$369,911,429	$340,372,768	$ —	$—	$29,538,661	29,538,661	$284,719

PGIM Institutional Money Market Fund(1)(b)(wb)

123,119,971	320,570,905	404,698,987	6,194	35,476	39,033,559	39,053,086	243,593(2)

$123,119,971	$690,482,334	$745,071,755	$6,194	$35,476	$68,572,220		$528,312

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Global Total Return Fund     125

Notes to Financial Statements (continued)

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$45,967,541	$—	$79,806,992	$125,774,533

For the year ended October 31, 2022, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$37,007,464	$—	$158,908,460	$195,915,924

As of October 31, 2023, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$3,278,107,433	$81,428,732	$(826,588,182)	$(745,159,450)

The differences between GAAP basis and tax basis is primarily attributable to deferred losses on wash sales, amortization of premiums, interest accrual on defaulted securities, straddle loss deferrals, mark-to-market of futures contracts, swaps, and other GAAP to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$624,134,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

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required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 16,575,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	900,000,000

B	50,000,000

C	300,000,000

Z	8,000,000,000

T	125,000,000

R2	100,000,000

R4	100,000,000
R6	7,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	4	58.8

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Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A

Year ended October 31, 2023:

Shares sold	3,767,793	$18,848,635

Shares issued in reinvestment of dividends and distributions	1,345,311	6,713,132

Shares purchased	(10,671,742)	(53,154,739)

Net increase (decrease) in shares outstanding before conversion	(5,558,638)	(27,592,972)

Shares issued upon conversion from other share class(es)	851,850	4,235,539

Shares purchased upon conversion into other share class(es)	(1,107,271)	(5,520,685)

Net increase (decrease) in shares outstanding	(5,814,059)	$(28,878,118)

Year ended October 31, 2022:

Shares sold	5,662,013	$33,565,516

Shares issued in reinvestment of dividends and distributions	1,640,896	9,336,907

Shares purchased	(18,400,439)	(105,289,993)

Net increase (decrease) in shares outstanding before conversion	(11,097,530)	(62,387,570)

Shares issued upon conversion from other share class(es)	1,095,732	6,164,308

Shares purchased upon conversion into other share class(es)	(806,242)	(4,638,386)

Net increase (decrease) in shares outstanding	(10,808,040)	$(60,861,648)

Class C

Year ended October 31, 2023:

Shares sold	411,729	$2,043,191

Shares issued in reinvestment of dividends and distributions	108,049	538,164

Shares purchased	(1,194,338)	(5,932,167)

Net increase (decrease) in shares outstanding before conversion	(674,560)	(3,350,812)

Shares purchased upon conversion into other share class(es)	(321,257)	(1,596,270)

Net increase (decrease) in shares outstanding	(995,817)	$(4,947,082)

Year ended October 31, 2022:

Shares sold	485,420	$2,719,675

Shares issued in reinvestment of dividends and distributions	150,903	865,125

Shares purchased	(2,392,336)	(13,711,545)

Net increase (decrease) in shares outstanding before conversion	(1,756,013)	(10,126,745)

Shares purchased upon conversion into other share class(es)	(381,924)	(2,146,526)

Net increase (decrease) in shares outstanding	(2,137,937)	$(12,273,271)

128

Share Class	Shares	Amount

Class Z

Year ended October 31, 2023:

Shares sold	69,270,261	$348,122,170

Shares issued in reinvestment of dividends and distributions	8,866,477	44,484,549

Shares purchased	(146,553,067)	(735,914,893)

Net increase (decrease) in shares outstanding before conversion	(68,416,329)	(343,308,174)

Shares issued upon conversion from other share class(es)	1,255,255	6,297,796

Shares purchased upon conversion into other share class(es)	(3,283,756)	(16,230,800)

Net increase (decrease) in shares outstanding	(70,444,830)	$(353,241,178)

Year ended October 31, 2022:

Shares sold	119,435,727	$704,572,056

Shares issued in reinvestment of dividends and distributions	13,876,384	79,920,248

Shares purchased	(285,801,898)	(1,644,229,227)

Net increase (decrease) in shares outstanding before conversion	(152,489,787)	(859,736,923)

Shares issued upon conversion from other share class(es)	1,446,413	8,643,019

Shares purchased upon conversion into other share class(es)	(4,560,430)	(26,397,564)

Net increase (decrease) in shares outstanding	(155,603,804)	$(877,491,468)

Class R2

Year ended October 31, 2023:

Shares sold	225,590	$1,132,535

Shares issued in reinvestment of dividends and distributions	34,171	172,503

Shares purchased	(270,207)	(1,349,188)

Net increase (decrease) in shares outstanding	(10,446)	$(44,150)

Year ended October 31, 2022:

Shares sold	211,199	$1,244,101

Shares issued in reinvestment of dividends and distributions	39,230	226,544

Shares purchased	(709,823)	(4,205,815)

Net increase (decrease) in shares outstanding before conversion	(459,394)	(2,735,170)

Shares issued upon conversion from other share class(es)	1,024	6,890

Shares purchased upon conversion into other share class(es)	(1,050)	(5,564)

Net increase (decrease) in shares outstanding	(459,420)	$(2,733,844)

Class R4

Year ended October 31, 2023:

Shares sold	703,023	$3,541,791

Shares issued in reinvestment of dividends and distributions	60,922	308,043

Shares purchased	(956,751)	(4,827,447)

Net increase (decrease) in shares outstanding	(192,806)	$(977,613)

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Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	933,545	$5,483,827

Shares issued in reinvestment of dividends and distributions	64,362	364,931

Shares purchased	(574,471)	(3,243,341)

Net increase (decrease) in shares outstanding	423,436	$2,605,417

Class R6

Year ended October 31, 2023:

Shares sold	83,582,493	$424,346,510

Shares issued in reinvestment of dividends and distributions	13,474,590	68,009,384

Shares purchased	(176,475,165)	(891,530,066)

Net increase (decrease) in shares outstanding before conversion	(79,418,082)	(399,174,172)

Shares issued upon conversion from other share class(es)	2,823,491	14,022,182

Shares purchased upon conversion into other share class(es)	(237,969)	(1,207,762)

Net increase (decrease) in shares outstanding	(76,832,560)	$(386,359,752)

Year ended October 31, 2022:

Shares sold	108,033,044	$642,536,270

Shares issued in reinvestment of dividends and distributions	16,892,556	96,746,326

Shares purchased	(154,558,538)	(876,877,851)

Net increase (decrease) in shares outstanding before conversion	(29,632,938)	(137,595,255)

Shares issued upon conversion from other share class(es)	3,864,792	22,565,057

Shares purchased upon conversion into other share class(es)	(680,308)	(4,191,234)

Net increase (decrease) in shares outstanding	(26,448,454)	$(119,221,432)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023

Total Commitment	$ 1,200,000,000	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

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	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended October 31, 2023. The average daily balance for the 98 days that the Fund had loans outstanding during the period was approximately $11,067,612, borrowed at a weighted average interest rate of 5.36%. The maximum loan outstanding amount during the period was $49,149,000. At October 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for

PGIM Global Total Return Fund     131

Notes to Financial Statements (continued)

the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and

132

political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration

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Notes to Financial Statements (continued)

risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the

134

Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor

PGIM Global Total Return Fund     135

Notes to Financial Statements (continued)

guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

136

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Global Total Return Fund, Inc. and Shareholders of PGIM Global Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Global Total Return Fund (one of the funds constituting Prudential Global Total Return Fund, Inc., referred to hereafter as the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the four years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for the period ended October 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 19, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2023

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Global Total Return Fund    137

Tax Information (unaudited)

For the year ended October 31, 2023, the Fund reports the maximum amount allowable but not less than 85.27% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

For the year ended October 31, 2023 the Fund reports the maximum amount allowable but not less than 100.00% as interest dividends that are eligible to be treated as interest income in accordance with Section 163(j) of the Internal Revenue Code.

In January 2024, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2023.

138

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 100	Chief Executive Officer and President, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); formerly Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); formerly Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 101	Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; formerly President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (September 2008-August 2023).	Since July 2008

PGIM Global Total Return Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 98	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 101	Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 101	Retired; formerly Member (November 2014-September 2022) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); formerly Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 98	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 101	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); formerly Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Global Total Return Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 101	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

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Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 101	President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and Principal Executive Officer (“PEO”) (since December 2023) of the PGIM Credit Income Fund; President and PEO (since September 2022) of the PGIM Private Credit Fund; President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).	None.	Since January 2012

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 101	Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since December 2023) of the PGIM Credit Income Fund; Vice President (since September 2022) of the PGIM Private Credit Fund; Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

PGIM Global Total Return Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer (since December 2023) of the PGIM Credit Income Fund; Chief Legal Officer (since September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew Donohue 1972 Chief Compliance Officer	Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund, PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October 2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); Chief Compliance Officer (since December 2023) of the PGIM Credit Income Fund; formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).	Since May 2023

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; Secretary (since December 2023) of the PGIM Credit Income Fund; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

George Hoyt 1965 Assistant Secretary	Vice President and Corporate Counsel of Prudential (since September 2023); formerly Associate General Counsel of Franklin Templeton and Secretary and Chief Legal Officer of certain funds in the Franklin Templeton complex (2020- 2023) and Managing Director (2016-2020) and Associate General Counsel for Legg Mason, Inc. and its predecessors (2004-2020).	Since December 2023

Devan Goolsby 1991 Assistant Secretary	Vice President and Corporate Counsel of Prudential (since May 2023); formerly Associate at Eversheds Sutherland (US) LLP (2021-2023); Compliance Officer at Bloomberg LP (2019-2021); and an Examiner at the Financial Industry Regulatory Authority (2015-2019).	Since December 2023

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since March 2015

PGIM Global Total Return Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Christian J. Kelly 1975 Chief Financial Officer	Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer (since December 2023) of the PGIM Credit Income Fund; Chief Financial Officer of PGIM Private Credit Fund (since September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Russ Shupak 1973 Treasurer and Principal Accounting Officer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and Principal Accounting Officer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM Investments Fund Administration.	Since October 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM Investments Fund Administration.	Since April 2014

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since March 2023); Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM Investments Fund Administration.	Since October 2019

Robert W. McCormack 1973 Assistant Treasurer	Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since March 2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).	Since March 2023

Kelly Florio 1978 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019-December 2021) at New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018-October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006-2009) at MetLife.	Since June 2022

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM Global Total Return Fund

∎

“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the Board Member. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM Credit Income Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

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Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Global Total Return Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Global Total Return Fund is a series of Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant

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information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Global Total Return Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years

	4th Quartile	4th Quartile	4th Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the ten-year period and underperformed its benchmark index over the remaining periods.

●

The Board also considered that Fund outperformed its benchmark index and peer group in the fourth quarter of 2022 and first quarter of 2023 (ranking in the 11th and 28th percentiles, respectively). The Board also noted that the Fund has outperformed its peer group median in eight out of the last ten calendar years and has outperformed its benchmark in six out of the last ten calendar years.

●

The Board noted that PGIM Investments is encouraged by the Fund’s strong returns versus peers over the long term as demonstrated by its ten-year performance and calendar year performance prior to 2021.

●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.88% for Class A shares, 1.63% for Class C shares, 0.63% for Class Z shares, 1.08% for Class R2 shares, 0.83% for Class R4 shares, and 0.58% for Class R6 shares through February 29, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Global Total Return Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online,go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	C	Z	R2	R4	R6

NASDAQ	GTRAX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX

CUSIP	74439A103	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

ANNUAL REPORT

OCTOBER 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the 12-month period that ended October 31, 2023.

Although central banks raised interest rates aggressively to tame surging inflation during the period, the global economy and financial markets demonstrated resilience. Employers continued hiring, consumers continued spending, home prices rose, and recession fears receded.

Early in the period, stocks began a rally that eventually ended a bear market and continued to rise globally for much of 2023 as inflation cooled and the Federal Reserve (the Fed) slowed the pace of its rate hikes. However, stocks declined late in the period when the Fed signaled that rates may remain elevated longer than investors had expected. For the entire period, large-cap US stocks and equities in international markets posted gains, while small-cap US stocks declined.

Bond markets benefited during the period as the Fed moderated its rate-hiking cycle, and the higher level of interest rates offered investors an additional cushion from fixed income volatility. US and global investment-grade bonds, along with US high yield corporate bonds and emerging market debt, all posted gains.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return (USD Hedged) Fund

December 15, 2023

PGIM Global Total Return (USD Hedged) Fund    3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 10/31/23

	One Year (%)	Five Years (%)	Since Inception (%)

Class A

(with sales charges)	2.25	0.11	-0.34 (12/12/2017)

(without sales charges)	5.69	0.77	0.22 (12/12/2017)

Class C

(with sales charges)	3.77	0.00	-0.55 (12/12/2017)

(without sales charges)	4.77	0.00	-0.55 (12/12/2017)

Class Z

(without sales charges)	5.82	1.00	0.45 (12/12/2017)

Class R6

(without sales charges)	6.01	1.08	0.52 (12/12/2017)

Bloomberg Global Aggregate (USD Hedged) Index

	1.72	0.47	0.40

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Bloomberg Global Aggregate (USD Hedged) Index by portraying the initial account values at the commencement of operations for Class Z shares (December 12, 2017) and the account values at the end of the current fiscal year (October 31, 2023) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

PGIM Global Total Return (USD Hedged) Fund    5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg Global Aggregate (USD Hedged) Index—The Bloomberg Global Aggregate (USD Hedged) Index is an unmanaged index which tracks the performance of global investment-grade fixed income markets, including Treasury, government-related, corporate, and securitized fixed rate bonds from both developed and emerging market issuers. The index includes hedge financial instruments to reduce any gains or losses that could be attributed to non-U.S. dollar exposure.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 10/31/23 (%)

AAA	32.8

AA	7.5

A	17.2

BBB	26.5

BB	8.2

B	2.5

CCC	0.5

Not Rated	0.4

Cash/Cash Equivalents	4.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 10/31/23

	Total Distributions	SEC 30-Day	SEC 30-Day
	Paid for	Subsidized	Unsubsidized
	One Year ($)	Yield* (%)	Yield** (%)

Class A	0.40	5.18	5.74

Class C	0.34	4.60	11.90

Class Z	0.42	5.61	5.16

Class R6	0.42	5.66	5.57

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Global Total Return (USD Hedged) Fund    7

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Global Total Return (USD Hedged) Fund’s Class Z shares returned 5.82% in the 12-month reporting period that ended October 31, 2023, outperforming the 1.72% return of the Bloomberg Global Aggregate (US Hedged) Index (the Index).

What were the market conditions?

•

In the US, interest rate volatility increased as markets sought to price in both the aggressive Federal Open Market Committee (FOMC) policy tightening and the potential for a hard economic landing. Toward the end of the reporting period, macroeconomic and market conditions raised hopes of a soft landing as the FOMC held interest rates steady, and Federal Reserve (Fed) Chairman Jerome Powell acknowledged that higher yields on US Treasuries have aided in the tightening of financial conditions. (When central banks raise interest rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing. When they raise rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing.) The 10-year/2-year US Treasury spread narrowed from –0.41% as of October 31, 2022 to –0.19% as of October 31, 2023, while the 10-year US Treasury yield rose by 79 basis points (bps) to end the reporting period at 4.88%. (One basis point equals 0.01%.)

•

Despite the debt ceiling debate and threats of a government shutdown, inflation that remained above the Fed’s 2% target, and geopolitical risks abroad, the economy proved resilient, posting strong growth for the third quarter of 2023 (i.e., annualized gross domestic product (GDP) of 4.9%) that was driven by consumer spending. With that stated, the durability of the third quarter’s economic momentum doesn’t appear to be repeatable. While September’s payrolls report of 336,000 jobs added came in much stronger than expected, October’s payrolls report of 150,000 jobs added surprised to the downside and provided further evidence of labor market rebalancing.

•

In Europe, German 10-year bond yields rose to end the reporting period at 2.83%. While the decision of the European Central Bank (ECB) to keep monetary policy unchanged appeared prudent and justified, headwinds from higher global interest rates, high energy prices, and persistent inflation continued to paint a challenging picture for the euro economy. Similarly, United Kingdom 10-year bond yields rose over the reporting period, ending it at 4.54%. The Bank of England also remained on hold in October 2023. This was the second meeting at which the Bank of England kept its key rate at 5.25%, reflecting the fact that the real economy and inflation both came in slightly weaker than what was expected at the time of its August 2023 report.

•

Euro-area inflation fell off a bit more than expected to 2.9% year-over-year in October 2023, down from 4.3% the previous month. The decline was led mostly by energy, while core inflation dropped a bit as well to 4.2% year-over-year from 4.5% in September. With inflation now within striking distance of the ECB’s 2% target and core inflation starting to show some signs of a downward trend, barring any major changes, the ECB increasingly appears to have hit peak rates.

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•

In the elevated volatility environment, US investment-grade corporate spreads tightened as expectations for a hard landing dissipated, and fundamentals remained solid. US high yield bonds posted gains over the reporting period amid limited new issuance, resilient economic data, and an ongoing supply deficit. Securitized credit spreads were mixed, with high-quality collateralized loan obligation (CLO) spreads tightening over the reporting period and commercial mortgage-backed securities (CMBS) spreads widening slightly as the commercial real estate sector remained challenged. The emerging-markets sector posted positive total returns, and spreads tightened through October 2023. Meanwhile, agency mortgage-backed securities (MBS) posted negative returns over the reporting period, as elevated interest-rate volatility weighed on the sector over the first half of the reporting period.

What worked?

•

The Fund’s duration and yield curve positioning contributed to performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

•

Overall security selection contributed to performance, with selection in developed-markets high yield corporates, emerging-markets agencies, developed-markets other asset-backed securities (ABS), and developed-markets sovereigns contributing the most.

•

Overall sector allocation contributed, with overweights relative to the Index to developed-markets investment-grade corporates, emerging-markets sovereigns, and developed-markets other ABS contributing.

•	Within credit, positioning in foreign non-corporates, retailers & restaurants, and telecom contributed.

•	In individual security selection, the Fund benefited from positioning in the Republic of Ukraine, the Republic of Greece, and EG Global Finance plc (banking).

What didn’t work?

•	Within security selection, positions in developed CMBS detracted the most from performance during the reporting period.

•

Within sector allocation, an overweight relative to the Index to developed-markets high yield corporates, along with underweights relative to the Index to developed-markets agencies and developed-markets local authorities, detracted from performance.

•	Within credit, positioning in media & entertainment and other financial detracted.

•	In individual security selection, the Fund’s positioning in the Republic of the Philippines (emerging sovereigns) and Diamond Sports Group (media & entertainment) detracted from performance.

PGIM Global Total Return (USD Hedged) Fund    9

Strategy and Performance Overview* (continued)

Did the Fund use derivatives?

The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used interest-rate futures, options, and swaps to help manage duration positioning and yield curve exposure, which detracted from performance. Credit default swaps and credit default swap index positions may be used to either add risk exposure to certain issuers or to hedge credit risk imposed by certain issuers. Overall, credit derivative exposure detracted from performance during the reporting period. In addition, the Fund traded foreign-exchange derivatives, which had a negative impact on performance over the reporting period.

Current outlook

•

The main forces pushing the yield curve higher are the central banks and a heavy supply of government bond issuance. In PGIM Fixed Income’s view, upward momentum in long-dated yields could easily continue through year-end—pushing US Treasuries toward 5% and German Bunds to 3%—and yields could go beyond those levels if fundamentals heat up again.

•

PGIM Fixed Income believes that the Fed is at or nearing the end of its aggressive tightening cycle. With inflation in the US receding, the real question is where it troughs and whether it is within an acceptable tolerance band for the Fed. After a series of hikes, the Fed once again held rates steady at the November 2023 FOMC meeting. While there were no surprises in the “higher-for-longer” interest rate messaging, it was reiterated that monetary policy works with an uncertain lag. Fed officials are increasingly expressing a desire to “wait and watch” the incoming data for signs that the effects of prior hikes transmit to the real economy and whether the October surge in market-determined rates provided the last dose of tightening in financial conditions.

•

As the economic backdrop slows and revenue growth begins to run slower than wage growth, PGIM Fixed Income expects companies will first cut hours, then wages, and then head count. If revenue growth continues to run slower than wage growth, the risk of further cuts to head count would grow—a scenario consistent with PGIM Fixed Income’s baseline US economic view whereby tight monetary, fiscal, and credit conditions slow momentum to a below-trend pace of real GDP. Under this “weakflation” scenario, PGIM Fixed Income still expects real GDP growth of between 1.0%-1.5%, inflation descending to 2.5%-3.0%, and the Fed “fine-tuning” its policy rates, with 50 bps of easing next year.

•

PGIM Fixed Income maintains its positive view of the spread sectors over the medium to long term, and the Fund is overweight investment-grade corporates, high yield, securitized products (CLOs and CMBS), and emerging markets. The Fund holds a significant underweight relative to the Index to MBS and US Treasuries in favor of more attractive opportunities across spread sectors.

•

From a long-term perspective, exposure to developed-markets duration is becoming more compelling after the broad repricing and with the looming moderation in global growth. While acknowledging the immediate trajectory of inflation is going to dictate

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market volatility and the path of the US Treasury 10-year yield, PGIM Fixed Income’s base case is that implied volatility will ultimately decline, and the 10-year yield will stay below the terminal rate of this hiking cycle when it is eventually reached. In the meantime, the best course will be to focus on the micro-alpha opportunities within and across sectors. (Alpha is a measure of an investment’s active return compared to a market or index.)

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

PGIM Global Total Return (USD Hedged) Fund    11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended October 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 990.00	0.89%	$4.46

	Hypothetical	$1,000.00	$1,020.72	0.89%	$4.53

Class C	Actual	$1,000.00	$ 986.30	1.64%	$8.21

	Hypothetical	$1,000.00	$1,016.94	1.64%	$8.34

Class Z	Actual	$1,000.00	$ 991.20	0.64%	$3.21

	Hypothetical	$1,000.00	$1,021.98	0.64%	$3.26

Class R6	Actual	$1,000.00	$ 991.60	0.59%	$2.96

	Hypothetical	$1,000.00	$1,022.23	0.59%	$3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2023, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Global Total Return (USD Hedged) Fund    13

Schedule of Investments

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.9%

ASSET-BACKED SECURITIES 16.2%

Cayman Islands 11.8%

Atlas Static Senior Loan Fund Ltd.,
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.994%(c)	07/15/30	410	$412,378
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.262%)	6.634(c)	04/23/31	237	236,272
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.834(c)	10/21/34	500	495,000
Balboa Bay Loan Funding Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.794(c)	01/20/32	1,000	997,783
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.708(c)	05/17/31	247	245,448
Broad River BSL Funding CLO Ltd.,
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.847(c)	07/20/34	750	741,978
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.682(c)	04/30/31	244	242,431
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.634(c)	04/17/31	238	237,007
CIFC Funding Ltd.,
Series 2014-02RA, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.710(c)	04/24/30	399	397,528
Clover CLO Ltd.,
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.740(c)	10/25/33	500	495,315
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.665(c)	04/15/31	246	245,320
Greywolf CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.670(c)	04/26/31	749	745,566
Jamestown CLO Ltd.,
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	10/20/34	250	246,047
Madison Park Funding Ltd.,
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.684(c)	10/15/32	750	744,492

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    15

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.291%(c)	02/20/31		250	$244,584
Oaktree CLO Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.784(c)	04/22/30		900	892,985
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.414(c)	04/17/31		250	246,761
Palmer Square CLO Ltd.,
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.771(c)	05/21/34		750	743,524
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.832(c)	10/29/34		250	246,752
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.837(c)	04/20/34		750	744,047
Telos CLO Ltd.,
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.904(c)	01/17/30		137	135,735
Trimaran Cavu Ltd.,
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.884(c)	04/23/32		500	496,588
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.610(c)	04/25/31		220	219,172
Wellfleet CLO Ltd.,
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.927(c)	01/20/32		750	746,276
Wind River CLO Ltd.,
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.865(c)	10/15/34		250	246,498

					11,445,487

Ireland 1.6%

Ares European CLO DAC,
Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	462,390
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	228	228,959

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value
ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Carlyle Euro CLO DAC,
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.955%(c)	10/15/35	EUR	300		$308,877
Carlyle Global Market Strategies Euro CLO Ltd.,
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.531(c)	11/15/31	EUR	500		518,018

						1,518,244

Spain 0.0%

TFS,
Series 2018-03, Class A1^	0.000(cc)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	7.122(c)	03/15/26	EUR	50		44,825

						44,826

United States 2.8%

Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A	5.400	06/25/30		200		187,928
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560	04/22/30		200		198,254
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D	1.550	06/15/27		100		91,647
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600	02/15/36		100		96,689
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A	4.920	05/15/28		200		195,735
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.021(c)	03/25/54		24		23,750
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190	08/21/34		80		77,402
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100		96,826
Series 2019-01A, Class D, 144A	4.680	04/14/31		100		93,693
Series 2023-01A, Class D, 144A	7.070	02/14/33		200		194,770
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38		300		287,229
Series 2023-02A, Class C, 144A	6.740	09/15/36		100		97,435
Series 2023-02A, Class D, 144A	7.520	09/15/36		100		97,493
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29		38		38,076

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    17

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Regional Management Issuance Trust,
Series 2022-01, Class A, 144A	3.070%	03/15/32		100	$93,339
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28		200	193,680
Series 2022-06, Class C	4.960	11/15/28		100	97,186
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.626(c)	07/20/31		602	605,034

					2,766,166

TOTAL ASSET-BACKED SECURITIES (cost $16,191,866)					15,774,723

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.8%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	18	11,626

Ireland 0.1%

Last Mile Logistics Pan Euro Finance DAC,
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.687(c)	08/17/33	EUR	98	96,280

United Kingdom 0.6%

Deco DAC,
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.820(c)	08/07/30	GBP	167	191,804
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	6.719(c)	08/17/31	GBP	94	109,832
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.969(c)	08/17/31	GBP	94	108,478
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	7.319(c)	08/17/31	GBP	93	106,422

					516,536

United States 8.1%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		243	218,298

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

BANK, (cont’d.)
Series 2020-BN26, Class A3	2.155%	03/15/63	200	$156,242
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	380	284,041
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	200	188,097
Series 2020-B17, Class A4	2.042	03/15/53	75	57,570
Series 2020-B20, Class A3	1.945	10/15/53	100	79,989
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.449(c)	10/15/36	85	83,714
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.749(c)	10/15/36	85	83,244
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.099(c)	10/15/36	517	504,243
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.375(c)	01/17/39	400	381,640
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.035(c)	01/15/39	350	333,777
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51	150	135,397
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.216(c)	11/15/37	98	97,066
Commercial Mortgage Trust,
Series 2014-CR17, Class A5	3.977	05/10/47	1,000	985,942
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	974,231
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.532(c)	05/15/36	199	196,340
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.628(cc)	11/25/25	4,219	43,516
Series K111, Class X1, IO	1.571(cc)	05/25/30	318	24,635
Series K113, Class X1, IO	1.380(cc)	06/25/30	914	63,279
Series KG03, Class X1, IO	1.377(cc)	06/25/30	1,047	69,130
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5	3.629	11/10/47	1,000	965,313
Series 2018-GS09, Class A3	3.727	03/10/51	125	113,658

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    19

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)	8.089%(c)	06/15/38	150	$109,004
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.198(c)	03/15/36	100	90,303
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month SOFR + 2.314% (Cap N/A, Floor 2.200%)	7.649(c)	01/15/36	100	85,500
Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)	8.199(c)	01/15/36	100	77,000
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	178,742
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	213	194,126
Series 2021-C59, Class A3	1.958	04/15/54	600	489,357
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.849(c)	05/15/31	100	92,096
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.949(c)	05/15/31	600	524,157

				7,879,647

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,198,228)				8,504,089

CONVERTIBLE BOND 0.0%

Jamaica
Digicel Group Holdings Ltd.,
Sub. Notes, 144A, Cash coupon 7.000% (original cost $763; purchased 03/21/23 - 04/03/23)(f) (cost $763)	7.000	11/16/23(d)(oo)	5	259

CORPORATE BONDS 36.1%

Belgium 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46	140	115,889

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Brazil 0.4%

Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	100	$106,063
Gtd. Notes	6.625	01/16/34	GBP	300	320,499

					426,562

Bulgaria 0.3%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	260,293

Canada 1.1%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	23,982
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		9	8,966
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	23,156
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	77,000
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	26,600
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	11,350
Sr. Unsec’d. Notes	3.750	02/15/52		10	6,235
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes	5.625	08/16/32		300	275,986
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	179,884
Local Gov’t. Gtd. Notes, Series JN	5.000	02/15/50	CAD	50	36,733
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	101,719
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	274,490
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		60	48,084

					1,094,185

China 1.8%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	853,617
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		46	44,198

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    21

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)

China Development Bank,
Sr. Unsec’d. Notes	4.300%	08/02/32	CNH	5,000	$737,756
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	141,392

					1,776,963

Denmark 0.2%

Danske Bank A/S,
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	155,422

France 2.3%

Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	175,526
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		200	162,601
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	304,070
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	217,715
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	103,768
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	170,952
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	63	55,242
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	69,429
Societe Generale SA,
Gtd. Notes, 144A	2.797(ff)	01/19/28		200	175,719
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	178,355
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	242,699
Sr. Unsec’d. Notes, EMTN	0.250	07/08/27	EUR	400	367,304

					2,223,380

Germany 1.2%

Allianz SE,
Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	103,607
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	3.800	09/27/27	AUD	100	59,332
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898	05/28/24		265	256,988
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	204,975
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	129,622

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)

Deutsche Bank AG, (cont’d.)
Sub. Notes, EMTN	3.662%(ff)	04/10/25	CNH	1,000	$134,592
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	145,879
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	99,821

					1,134,816

Hong Kong 0.3%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	187,057
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	133,918

					320,975

Hungary 0.1%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	93,401

India 0.5%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	300	295,289
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	177,990

					473,279

Indonesia 0.2%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	100	101,759
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	80,607

					182,366

Israel 0.2%

Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	152,000

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    23

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy 0.7%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, 144A	5.750%	05/05/26		200	$195,812
Nexi SpA,
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	414	358,876
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	105,429

					660,117

Jamaica 0.2%

Digicel Group Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $5,816; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25(d)		15	2,964
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $97,375; purchased 04/16/21)(f)	8.000	12/31/26(d)		100	2,000
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $3,502; purchased 10/19/23)(f)	13.000	12/31/25(d)		5	3,452
Sr. Sec’d. Notes, 144A (original cost $180,806; purchased 10/19/23)(f)	8.750	05/25/24		200	183,186
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23(d)		200	5,000

					196,602

Japan 0.3%

Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	185,419
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.999	01/22/32		200	150,775

					336,194

Kazakhstan 0.3%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	300	320,055

Luxembourg 0.3%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	400	332,218

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Malta 0.2%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250%	05/15/28		200	$210,063

Mexico 1.0%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		141	115,078
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	176,536
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	190,411
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	163,788
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	338,931

					984,744

Netherlands 0.7%

ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A, MTN	6.575(ff)	10/13/26		300	299,431
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	53,196
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	128,810
OCI NV,
Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	232,702

					714,139

Norway 0.2%

Aker BP ASA,
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	150,389

Peru 0.0%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		37	35,232

Philippines 0.5%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	317,209
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	7.390	12/02/24		123	124,341

					441,550

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    25

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Poland 0.3%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN	5.375%	05/22/33		200	$186,000
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	100	97,874

					283,874

Portugal 0.1%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	113,321

Russia 0.3%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	300	288,062

Saudi Arabia 0.3%

Gaci First Investment Co.,
Gtd. Notes	4.750	02/14/30		300	281,625

Singapore 0.1%

Singapore Telecommunications Ltd.,
Sr. Unsec’d. Notes, 144A	7.375	12/01/31		67	73,222

Slovenia 0.1%

United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	150	130,492

South Africa 0.6%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		600	543,000

Spain 0.9%

Banco Santander SA,
Sr. Unsec’d. Notes	1.722(ff)	09/14/27		200	173,034
Sr. Unsec’d. Notes	5.147	08/18/25		200	194,608
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	240,231
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	84,819
Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	183,889

					876,581

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank 0.4%

Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.500%	03/07/28	EUR	200	$213,733
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	17,316
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	37,858
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26		100	90,343

					359,250

Switzerland 1.3%

Credit Suisse AG,
Sr. Unsec’d. Notes	5.000	07/09/27		450	429,515
Sr. Unsec’d. Notes	7.500	02/15/28		250	259,732
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	177,436
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	173,268
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	240,616

					1,280,567

United Arab Emirates 1.1%

DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	197,587
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	104,729
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	241,251
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	200	215,509
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	123,225
Gtd. Notes, GMTN	0.375	03/10/27	EUR	200	185,923

					1,068,224

United Kingdom 3.2%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	227,146
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	197,184
Sr. Unsec’d. Notes	5.501(ff)	08/09/28		240	227,596

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    27

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

BAT Capital Corp.,
Gtd. Notes	2.259%	03/25/28		80	$67,178
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	209,361
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	89,853
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		150	142,500
DS Smith PLC,
Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	95,851
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	185	191,833
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	92	96,086
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27		200	176,119
Sr. Unsec’d. Notes	2.013(ff)	09/22/28		200	167,863
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	150,168
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	117,038
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	304,971
Sherwood Financing PLC,
Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	176,399
TalkTalk Telecom Group Ltd.,
Gtd. Notes	3.875	02/20/25	GBP	200	183,685
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	293,571

					3,114,402

United States 14.3%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		50	39,014
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		25	21,313
Allied Universal Holdco LLC/Allied Universal Finance
Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		175	163,831
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27		50	47,161

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	$97,252
American Medical Systems Europe BV,
Gtd. Notes	1.625	03/08/31	EUR	100	90,109
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26		75	70,316
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30		125	120,023
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26		150	151,395
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	24,160
Gtd. Notes, 144A	9.000	11/01/27		25	31,600
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	20,265
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	19,515
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	23,277
Sr. Unsec’d. Notes	3.650	09/15/59		69	39,896
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	205,945
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	61,453
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		18	17,279
Ball Corp.,
Gtd. Notes	6.000	06/15/29		50	47,888
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	238,195
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		130	97,446
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	149,545
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	247,407
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	71,262
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		135	60,656
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	1,850
Gtd. Notes, 144A	5.250	01/30/30		25	8,656
Gtd. Notes, 144A	6.250	02/15/29		10	3,625
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	49,555
Gtd. Notes	7.250	10/15/29		20	18,251

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    29

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Black Knight InfoServ LLC,
Gtd. Notes, 144A	3.625%	09/01/28	100	$89,188
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.350	11/13/40	10	6,005
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	10	7,354
Sr. Unsec’d. Notes	4.125	05/15/29	65	56,943
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	240	184,122
Gtd. Notes, 144A	3.500	02/15/41	30	19,932
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	102	71,909
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	65	50,524
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34	330	265,341
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	59,863
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	50,594
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	8,073
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	44,748
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27	235	218,037
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	50	38,904
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	67,129
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	100	89,600
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	40	30,870
Gtd. Notes	5.375	03/15/44	40	32,508
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	25	24,563
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	40	28,594
Sr. Sec’d. Notes	3.900	06/01/52	135	76,462
Sr. Sec’d. Notes	4.800	03/01/50	35	23,066
Sr. Sec’d. Notes	6.384	10/23/35	100	90,431
Cigna Group (The),
Sr. Unsec’d. Notes	2.400	03/15/30	25	20,181
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	150	125,580
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	300	264,002

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.520%(ff)	11/03/32	35	$26,036
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	75,918
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	286,197
Sub. Notes	6.174(ff)	05/25/34	35	32,642
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	100	89,707
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	66,488
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	230	188,141
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	135	131,497
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	101,120
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	50	39,137
Sr. Unsec’d. Notes	5.375	11/15/27	25	22,990
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	35,961
Gtd. Notes, 144A	4.625	06/01/30	100	78,402
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $43,125; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27(d)	45	454
Discovery Communications LLC,
Gtd. Notes	5.300	05/15/49	60	43,261
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26	100	66,951
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	37	35,906
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	100	84,925
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	71,986
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	100	84,088
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	50	45,319
Sr. Unsec’d. Notes	5.000	05/15/50	20	14,993
Sr. Unsec’d. Notes	6.050	12/01/26	240	239,694
Sr. Unsec’d. Notes	6.250	04/15/49	25	22,048

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    31

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Enterprise Products Operating LLC,
Gtd. Notes	3.700%	01/31/51		15	$10,048
Gtd. Notes	4.450	02/15/43		20	15,769
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	95,650
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		125	90,787
Forward Air Corp.,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		50	48,742
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	72,948
General Motors Co.,
Sr. Unsec’d. Notes	5.150	04/01/38		50	40,214
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.700	06/10/31		75	56,446
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	100,444
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	260,834
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	14,681
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	148,565
Sr. Unsec’d. Notes	4.482(ff)	08/23/28		375	351,098
HCA, Inc.,
Gtd. Notes	5.250	04/15/25		100	98,604
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	22,206
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	21,822
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	101,798
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	39,422
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		50	48,059
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31		150	110,585
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	186,936
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		190	157,864
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	84,574
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		90	68,199
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		105	81,056
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	57,000

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Kimco Realty OP LLC,
Gtd. Notes	1.900%	03/01/28		135	$112,140
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		53	43,877
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		93	86,874
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		50	41,332
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	6.500	03/01/41		50	47,432
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	58,897
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30		50	39,625
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		50	42,196
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	21,287
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	187,749
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	97,692
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	47,977
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	36,892
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	130,484
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	22,907
Sr. Unsec’d. Notes	4.950	09/01/32		450	399,828
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	13,248
Gtd. Notes, 144A	6.000	01/15/27		35	32,575
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	49,771
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	24,125
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	18,311
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49		120	82,213
Gtd. Notes	5.550	11/01/26		100	98,793
Gtd. Notes	5.650	11/01/28		65	63,438
Gtd. Notes	6.050	09/01/33		250	239,731
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	21,367

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    33

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000%	10/15/27		25	$21,991
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	68,610
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.875(ff)	10/20/34		90	89,946
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	40,585
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,213
Sr. Unsec’d. Notes	2.850	12/15/32		5	3,788
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	209,636
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	3.000	06/01/31		40	30,654
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	55,481
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27		180	173,749
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	20,453
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	96,911
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		50	47,611
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	85,272
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	44,004
Gtd. Notes, 144A	7.500	10/01/25		50	49,383
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		40	33,168
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	23,437
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	8,427
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		50	46,257
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	101,509

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

T-Mobile USA, Inc.,
Gtd. Notes	4.375%	04/15/40		30	$23,194
Gtd. Notes	4.500	04/15/50		40	29,171
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28		50	44,700
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	22,752
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		90	90,520
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	140,319
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	150	128,361
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		21	17,187
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	55,806
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	8,454
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	54,871
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	105,978
Ventas Realty LP,
Gtd. Notes	2.500	09/01/31		130	97,674
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,171
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,028
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		31	24,204
Sr. Unsec’d. Notes	2.650	11/20/40		45	27,203
Sr. Unsec’d. Notes	3.400	03/22/41		20	13,478
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	68,356
Gtd. Notes	4.000	06/22/50		15	8,608
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30		160	142,590
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,853
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	118,761
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	41,285
Gtd. Notes, 144A	5.625	02/15/27		75	70,584

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    35

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Warnermedia Holdings, Inc.,
Gtd. Notes	3.755%	03/15/27		100	$92,072
Gtd. Notes	5.050	03/15/42		65	48,069
Gtd. Notes	5.141	03/15/52		130	92,026
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	80,410
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	106,248
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	40,722
Gtd. Notes	3.100	01/15/30		70	58,100
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51		30	18,173
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	100	80,197

					13,847,846

TOTAL CORPORATE BONDS (cost $40,761,164)					35,051,300

FLOATING RATE AND OTHER LOANS 0.0%

Jamaica 0.0%

Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		10	9,069

United States 0.0%

Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		5	1,999
Second Lien Term Loan, 6 Month SOFR + 3.500%	8.669(c)	08/24/26		149	1,672

					3,671

TOTAL FLOATING RATE AND OTHER LOANS (cost $70,287)					12,740

MUNICIPAL BOND 0.2%

Puerto Rico

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C (cost $159,899)	0.000(cc)	11/01/43		283	145,474

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.2%

Spain 0.0%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000%(c)	07/30/75	EUR	16	$16,606

United States 2.2%

Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.471(c)	12/25/41		110	109,657
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.571(c)	03/25/42		25	27,216
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.571(c)	03/25/42		20	21,184
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.421(c)	06/25/43		100	101,983
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.021(c)	07/25/43		100	100,815
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.321(c)	09/26/33		150	150,087
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.321(c)	11/25/50		35	37,103
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.921(c)	11/25/50		79	79,689
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.971(c)	01/25/51		10	9,763
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.121(c)	01/25/51		55	54,994
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.821(c)	10/25/33		45	45,928
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.971(c)	01/25/34		13	13,096
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.421(c)	09/25/41		70	67,987
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.171(c)	01/25/42		100	98,501
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.221(c)	04/25/42		140	142,625
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A	2.487	11/25/49		131	118,437

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    37

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858%	09/25/59		50	$49,444
Series 2020-GS01, Class A1, 144A	5.882	10/25/59		61	60,031
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		147	125,294
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.921(c)	04/25/34		217	216,415
PMT Credit Risk Transfer Trust,
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.720(c)	03/27/25		187	187,419
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.289(c)	02/25/25		100	99,999
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.089(c)	08/25/25		100	99,941
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.021(c)	07/25/33		150	150,887

					2,168,495

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,212,329)					2,185,101

SOVEREIGN BONDS 21.5%

Andorra 0.2%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	170,269

Austria 0.2%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	280	211,621

Brazil 0.9%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		846	819,864

Bulgaria 0.3%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	54,162

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Bulgaria (cont’d.)

Bulgaria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.125%	09/23/29	EUR	100	$103,620
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	89,155

					246,937

Canada 0.1%

Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	50	28,402
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	100	55,207

					83,609

Chile 0.1%

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	105,236

China 0.9%

China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	280,864
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	218,783
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	73,521
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	78,109
China Government International Bond,
Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	83,205
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	137,256

					871,738

Colombia 0.8%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	153,600
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	45,414
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	610,297

					809,311

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    39

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Croatia 0.4%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125%	06/19/29	EUR	200	$181,437
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	300	245,297

					426,734

Cyprus 0.8%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	87,531
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	252,293
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	13,206
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	99,218
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	105,022
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	184,848
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	22,954
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	53,700

					818,772

Denmark 0.0%

Denmark Government Bond,
Bonds, Series 30YR	0.250	11/15/52	DKK	300	19,221

Dominican Republic 0.1%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950	01/25/27		100	96,091

Estonia 0.2%

Estonia Government International Bond,
Sr. Unsec’d. Notes	4.000	10/12/32	EUR	200	213,874

France 0.2%

Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	200	138,489

Germany 0.2%

Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000	08/15/31	EUR	100	86,186
Bonds	1.700	08/15/32	EUR	110	107,137

					193,323

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 2.1%

Hellenic Republic Government Bond,
Bonds	4.300%	02/24/24	EUR	21	$21,593
Bonds	4.300	02/24/25	EUR	13	13,709
Bonds	4.300	02/24/26	EUR	34	34,857
Bonds	4.300	02/24/27	EUR	65	66,586
Bonds	4.300	02/24/28	EUR	42	43,773
Bonds	4.300	02/24/29	EUR	25	25,351
Bonds	4.300	02/24/30	EUR	10	10,013
Bonds	4.300	02/24/31	EUR	23	22,849
Bonds	4.300	02/24/32	EUR	24	23,598
Bonds	4.300	02/24/33	EUR	46	44,388
Bonds	4.300	02/24/34	EUR	22	21,009
Bonds	4.300	02/24/35	EUR	33	31,223
Bonds	4.300	02/24/36	EUR	24	21,972
Bonds	4.300	02/24/37	EUR	16	15,739
Bonds	4.300	02/24/38	EUR	15	14,783
Bonds	4.300	02/24/39	EUR	23	21,619
Bonds	4.300	02/24/40	EUR	23	19,328
Bonds	4.300	02/24/41	EUR	23	18,952
Bonds	4.300	02/24/42	EUR	37	34,133
Bonds, 144A	0.750	06/18/31	EUR	500	419,749
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	843,884
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	345	210,546
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	54,090

					2,033,744

Hong Kong 0.3%

Airport Authority,
Sr. Unsec’d. Notes, 144A	2.500	01/12/32		245	194,518
Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	123,787

					318,305

Hungary 0.3%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	94,632
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	71,754
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	143,880

					310,266

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    41

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Iceland 0.1%

Iceland Government International Bond,
Sr. Unsec’d. Notes	0.000%	04/15/28	EUR	100	$89,285

India 0.1%

Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	1,000	133,462

Indonesia 1.2%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	93,736
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	227,232
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	224,950
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	96,707
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	203,128
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	103,748
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	206,156

					1,155,657

Israel 0.4%

Israel Government Bond - Fixed,
Bonds, Series 0537	1.500	05/31/37	ILS	300	49,050
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	94,658
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	240,536

					384,244

Italy 2.6%

Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10YR, 144A	0.950	12/01/31	EUR	100	81,094
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	250	181,731
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	715	477,022
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	309,170
Sr. Unsec’d. Notes, Series 31YR, 144A	1.700	09/01/51	EUR	150	81,771
Sr. Unsec’d. Notes, Series 50YR, 144A	2.800	03/01/67	EUR	105	67,939
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	167	138,421
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	64,568

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875%	10/17/29		200	$169,565
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	318,838
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	50,420
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	122,566
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	372,767
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		100	93,006

					2,528,878

Kazakhstan 0.3%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	187,495
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	108,540

					296,035

Latvia 0.3%

Latvia Government International Bond,
Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	300	251,408

Lithuania 0.2%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	170,919

Mexico 1.2%

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	91,831
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	149,002
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	94,059
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	100	121,363
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	662,276

					1,118,531

New Zealand 0.1%

New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	46,499

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    43

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Panama 0.4%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160%	01/23/30		200	$160,400
Sr. Unsec’d. Notes	3.875	03/17/28		200	179,200

					339,600

Peru 0.4%

Peru Government Bond,
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	7,133
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	80,359
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	304,514
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	24,167

					416,173

Philippines 0.5%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	438,201
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	65,833

					504,034

Portugal 0.9%

Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	166,371
Sr. Unsec’d. Notes, 144A	0.900	10/12/35	EUR	150	114,833
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	56,041
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	210,209
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	141,625
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	46,451
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	131,470

					867,000

Qatar 0.2%

Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	193,300

Romania 0.5%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	165,044
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	200	160,324

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.500%	04/03/34	EUR	50	$41,140
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	82,697
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	38,942

					488,147

Saudi Arabia 0.3%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	304,245

Serbia 0.5%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	69,822
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	239,223
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	146,364

					455,409

Singapore 0.0%

Singapore Government Bond,
Bonds	2.750	03/01/46	SGD	40	26,866

Slovakia 0.1%

Slovakia Government Bond,
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	130,589

Slovenia 0.8%

Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	244,876
Slovenia Government International Bond,
Bonds, 144A	5.000	09/19/33		600	571,740

					816,616

Spain 1.3%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	99,766
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	56,176
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	30,685
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	250	207,635

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    45

Schedule of Investments  (continued)

as of October 31, 2023

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	0.850%	07/30/37		EUR	110	$76,427
Sr. Unsec’d. Notes, 144A	1.000	10/31/50		EUR	190	93,047
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35		EUR	285	241,521
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/43		EUR	300	276,863
Sr. Unsec’d. Notes, 144A	3.450	07/30/66		EUR	60	49,675
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29		GBP	100	121,422

						1,253,217

Ukraine 0.2%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32	(d)	EUR	641	151,121
Sr. Unsec’d. Notes	6.750	06/20/28	(d)	EUR	200	52,376

						203,497

United Arab Emirates 0.2%

UAE International Government Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31			205	160,700

United Kingdom 0.6%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34		GBP	100	119,861
Unsec’d. Notes	5.625	03/29/30		GBP	100	124,474
United Kingdom Gilt,
Bonds(k)	4.250	12/07/46		GBP	330	360,728

						605,063

Uruguay 0.0%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27			39	38,921

TOTAL SOVEREIGN BONDS (cost $27,270,180)						20,865,699

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
Federal Home Loan Bank	3.280	03/28/29		USD	9	7,747

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Tennessee Valley Authority
Sr. Unsec’d. Notes	5.625%	06/07/32	GBP	100	$124,440

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $192,437)					132,187

U.S. TREASURY OBLIGATIONS 11.8%
U.S. Treasury Bonds(k)	1.875	02/15/41		2,255	1,389,996
U.S. Treasury Bonds(k)	2.375	05/15/51		145	86,366
U.S. Treasury Bonds(k)	2.750	08/15/47		280	184,406
U.S. Treasury Bonds	3.000	02/15/47		1,650	1,145,977
U.S. Treasury Bonds	3.000	08/15/48		2,040	1,404,412
U.S. Treasury Bonds	3.250	05/15/42		750	571,055
U.S. Treasury Bonds	3.875	05/15/43		600	498,187
U.S. Treasury Bonds(k)	4.375	08/15/43		2,635	2,349,267
U.S. Treasury Notes(k)	1.125	02/15/31		1,490	1,154,052
U.S. Treasury Notes	5.000	08/31/25		1,500	1,496,895
U.S. Treasury Notes	5.000	09/30/25		1,215	1,212,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,068,720)					11,493,382

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 1.0%
iShares Floating Rate Bond ETF				13,700	697,193
iShares Preferred & Income Securities ETF(a)				10,000	285,800

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $1,011,465)					982,993

TOTAL LONG-TERM INVESTMENTS (cost $110,137,338)					95,147,947

SHORT-TERM INVESTMENTS 1.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wb)				1,547,455	1,547,455

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    47

Schedule of Investments  (continued)

as of October 31, 2023

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $262,660; includes $261,452 of cash collateral for securities on loan)(b)(wb)	262,818	$262,686

TOTAL SHORT-TERM INVESTMENTS (cost $1,810,115)		1,810,141

TOTAL INVESTMENTS 99.8% (cost $111,947,453)		96,958,088
Other assets in excess of liabilities(z) 0.2%		235,542

NET ASSETS 100.0%		$97,193,630

Below is a list of the abbreviation(s) used in the annual report:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo

Sol PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

See Notes to Financial Statements.

48

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CORRA—Canadian Overnight Repo Rate Average

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

USOIS—United States Overnight Index Swap

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    49

Schedule of Investments  (continued)

as of October 31, 2023

WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $44,826 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $257,220; cash collateral of $261,452 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $331,387. The aggregate value of $192,315 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
10	3 Month EuroSTR	Dec. 2023	$2,541,821	$316
54	2 Year U.S. Treasury Notes	Dec. 2023	10,930,781	(6,709)
3	10 Year U.S. Treasury Notes	Dec. 2023	318,516	183
2	10 Year U.S. Ultra Treasury Notes	Dec. 2023	217,656	497
19	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	2,138,688	(254,123)

				(259,836)

Short Positions:
1	5 Year Euro-Bobl	Dec. 2023	123,046	1,146
126	5 Year U.S. Treasury Notes	Dec. 2023	13,164,047	212,462
26	10 Year Euro-Bund	Dec. 2023	3,548,592	70,047
12	20 Year U.S. Treasury Bonds	Dec. 2023	1,313,250	49,836
32	British Pound Currency	Dec. 2023	2,430,800	82,699

See Notes to Financial Statements.

50

Futures contracts outstanding at October 31, 2023 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
113	Euro Currency	Dec. 2023	$14,976,031	$255,042
33	Euro Schatz Index	Dec. 2023	3,672,427	10,504

				681,736

				$421,900

Forward foreign currency exchange contracts outstanding at October 31, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/02/23	SCB	AUD	375	$237,430	$238,037	$607	$—
British Pound,
Expiring 11/02/23	BNP	GBP	851	1,032,462	1,034,869	2,407	—
Expiring 11/02/23	JPM	GBP	152	186,476	185,151	—	(1,325)
Chinese Renminbi,
Expiring 11/16/23	MSI	CNH	1,035	142,295	141,083	—	(1,212)
Euro,
Expiring 11/02/23	BNP	EUR	428	453,244	452,559	—	(685)
Expiring 11/02/23	BNYM	EUR	8,801	9,306,526	9,313,421	6,895	—
Hungarian Forint,
Expiring 01/19/24	BARC	HUF	71,672	194,239	196,045	1,806	—
Japanese Yen,
Expiring 11/02/23	SCB	JPY	38,455	256,965	253,779	—	(3,186)
Expiring 11/02/23	UAG	JPY	55,470	370,380	366,073	—	(4,307)
Expiring 01/19/24	MSI	JPY	36,828	246,366	246,266	—	(100)
Norwegian Krone,
Expiring 01/19/24	HSBC	NOK	553	51,039	49,613	—	(1,426)
Polish Zloty,
Expiring 01/19/24	HSBC	PLN	912	213,351	215,958	2,607	—
South Korean Won,
Expiring 12/20/23	JPM	KRW	192,755	145,739	142,873	—	(2,866)

				$12,836,512	$12,835,727	14,322	(15,107)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    51

Schedule of Investments  (continued)

as of October 31, 2023

Forward foreign currency exchange contracts outstanding at October 31, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/02/23	CITI	AUD	375	$241,177	$238,037	$3,140	$—
Expiring 12/04/23	SCB	AUD	375	237,679	238,297	—	(618)
British Pound,
Expiring 11/02/23	BARC	GBP	1,004	1,225,876	1,220,019	5,857	—
Expiring 12/04/23	BNP	GBP	851	1,032,643	1,035,096	—	(2,453)
Canadian Dollar,
Expiring 01/19/24	JPM	CAD	414	304,984	298,687	6,297	—
Chinese Renminbi,
Expiring 11/16/23	BNP	CNH	731	100,258	99,709	549	—
Expiring 11/16/23	CITI	CNH	745	102,232	101,656	576	—
Expiring 11/16/23	MSI	CNH	23,141	3,174,284	3,155,867	18,417	—
Colombian Peso,
Expiring 12/20/23	CITI	COP	273,723	67,911	65,756	2,155	—
Euro,
Expiring 11/02/23	BNP	EUR	9,229	9,789,666	9,765,979	23,687	—
Expiring 12/04/23	BNYM	EUR	8,801	9,318,504	9,326,676	—	(8,172)
Expiring 01/19/24	TD	EUR	99	105,449	105,571	—	(122)
Indonesian Rupiah,
Expiring 12/20/23	BOA	IDR	1,526,380	99,022	95,743	3,279	—
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	167	43,852	41,349	2,503	—
Japanese Yen,
Expiring 11/02/23	MSI	JPY	93,925	634,584	619,852	14,732	—
Expiring 12/04/23	UAG	JPY	55,470	372,262	368,072	4,190	—
Mexican Peso,
Expiring 12/20/23	BARC	MXN	3,835	214,955	210,934	4,021	—
Singapore Dollar,
Expiring 12/20/23	JPM	SGD	41	29,895	29,657	238	—
Swiss Franc,
Expiring 01/19/24	GSI	CHF	278	311,539	308,503	3,036	—

				$27,406,772	$27,325,460	92,677	(11,365)

						$106,999	$(26,472)

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at October 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000	%(Q)		134	$16,218	$17,060	$(842)	HSBC
Gazprom PAO	06/20/24	1.000	%(Q)		121	14,645	24,683	(10,038)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)		115	1,006	2,560	(1,554)	BNP
Republic of Italy	12/20/27	1.000	%(Q)	EUR	70	(1,093)	(2,192)	1,099	BARC
Republic of South Africa	12/20/28	1.000	%(Q)		400	29,633	39,318	(9,685)	MSI

						$60,409	$81,429	$(21,020)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%	(Q)	100	1.397%	$(320)	$107	$(427)	BARC
Emirate of Abu Dhabi	06/20/24	1.000%	(Q)	110	0.197%	685	605	80	BNP
Federative Republic of Brazil	12/20/23	1.000%	(Q)	300	0.209%	675	308	367	CITI
Generalitat de Catalunya	12/20/25	1.000%	(Q)	100	0.405%	1,324	(408)	1,732	DB
Halliburton Co.	12/20/26	1.000%	(Q)	50	0.360%	990	301	689	GSI
Hellenic Republic	12/20/31	1.000%	(Q)	140	1.265%	(2,240)	(3,477)	1,237	BARC
International Bank for Reconstruction & Development	03/20/24	0.250%	(Q)	740	0.059%	760	281	479	BOA
Kingdom of Spain	06/20/25	1.000%	(Q)	1,000	0.223%	13,423	(3,018)	16,441	BOA
Kingdom of Spain	06/20/25	1.000%	(Q)	170	0.223%	2,282	(535)	2,817	BOA
Kingdom of Spain	06/20/25	1.000%	(Q)	15	0.223%	201	64	137	BARC
Republic of Estonia	12/20/26	1.000%	(Q)	50	0.572%	680	297	383	JPM
Republic of Italy	06/20/30	1.000%	(Q)	100	1.341%	(1,753)	(1,909)	156	BARC
Republic of Panama	12/20/26	1.000%	(Q)	45	1.211%	(221)	81	(302)	CITI
Republic of Poland	06/20/24	1.000%	(Q)	145	0.136%	960	72	888	BNP

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    53

Schedule of Investments  (continued)

as of October 31, 2023

Credit default swap agreements outstanding at October 31, 2023 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	12/20/23	1.000%	(Q)	300	0.725%	$462	$(434)	$896	BOA
Verizon Communications, Inc.	06/20/26	1.000%	(Q)	170	0.811%	988	1,880	(892)	GSI

						$18,896	$(5,785)	$24,681

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2023(4)	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	17,795	5.161%	$173,038	$(6,456)	$(179,494)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

54

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at October 31, 2023:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
IDR 1,400,000	8.22%(S)	97	6 Month LIBOR(S)/ 5.871%	CITI	11/29/23	$(7,858)	$—	$(7,858)

Interest rate swap agreements outstanding at October 31, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/4.750%	$(2,433)	$(143,306)	$(140,873)
AUD	225	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/4.750%	(18,860)	(28,696)	(9,836)
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/4.750%	(9,566)	(14,521)	(4,955)
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/5.580%	(1,703)	(55,171)	(53,468)
CAD	455	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/5.050%	3,955	(8,908)	(12,863)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/5.580%	418	(5,615)	(6,033)
CAD	340	12/03/29	2.650%(S)	3 Month CDOR(2)(S)/5.580%	(12,808)	(26,369)	(13,561)
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/5.050%	871	(2,005)	(2,876)
CAD	315	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/5.050%	(5,810)	(10,164)	(4,354)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    55

Schedule of Investments  (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	60	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/5.580%	$(2,495)	$(6,279)	$(3,784)
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)/5.580%	(1)	(7,355)	(7,354)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)/5.580%	15,611	(19,464)	(35,075)
CAD	60	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/5.050%	(3,818)	(4,171)	(353)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/5.580%	(1,375)	(12,462)	(11,087)
CAD	295	12/03/51	2.800%(S)	3 Month CDOR(2)(S)/5.580%	(28,390)	(56,794)	(28,404)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/5.050%	(4,825)	(9,300)	(4,475)
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/1.702%	(207)	(3,446)	(3,239)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/1.702%	(458)	(9,365)	(8,907)
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/1.702%	(208)	(3,750)	(3,542)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/1.702%	(19,667)	(31,235)	(11,568)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/9.000%	—	(5,531)	(5,531)
CLP	190,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/9.000%	—	14,504	14,504
CLP	76,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/9.000%	—	3,296	3,296
CLP	157,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/9.000%	—	6,962	6,962
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(1)	377	378
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	725	725

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	$—	$1,274	$1,274
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(3)	1,804	1,807
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(1)	1,594	1,595
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(1)	1,591	1,592
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(5)	3,014	3,019
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	1,308	1,308
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	2	1,948	1,946
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(2)	3,274	3,276
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(4)	4,148	4,152
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	6	8,478	8,472
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(10)	11,250	11,260
CNH	7,230	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	3,754	3,754
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(79)	4,474	4,553
CNH	4,750	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	16,547	16,547

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    57

Schedule of Investments  (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	$—	$4,576	$4,576
CNH	10,025	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	10,554	14,413	3,859
CNH	5,400	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	—	3,203	3,203
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/6.880%	—	(47,385)	(47,385)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/4.140%	(3,153)	(9,355)	(6,202)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(225,346)	(225,346)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(215,029)	(215,029)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/3.880%	692	14,216	13,524
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(70,709)	(70,709)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/3.880%	(129)	(74,352)	(74,223)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/3.880%	683	17,753	17,070
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/4.092%	4,128	(38,897)	(43,025)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/4.092%	—	(11,369)	(11,369)
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/4.092%	(7,326)	(92,128)	(84,802)

See Notes to Financial Statements.

58

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/4.092%	$—	$23,006	$23,006
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/4.092%	—	30,234	30,234
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.972%	—	(31,279)	(31,279)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/4.092%	—	71,751	71,751
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.972%	—	(74,324)	(74,324)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/4.092%	—	86,308	86,308
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/3.972%	—	(89,757)	(89,757)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/4.092%	332	22,639	22,307
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.972%	(203)	(22,150)	(21,947)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/4.092%	5,402	(40,098)	(45,500)
GBP	200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/5.186%	(16,802)	(18,977)	(2,175)
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/5.186%	5,939	8,633	2,694
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/5.186%	(48,424)	(63,567)	(15,143)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/5.186%	(77,351)	(94,948)	(17,597)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/5.186%	46,483	(125,773)	(172,256)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/5.186%	(32,843)	(97,404)	(64,561)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    59

Schedule of Investments  (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/5.186%	$(97,156)	$(110,859)	$(13,703)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/5.186%	—	(26,986)	(26,986)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/5.186%	(3,605)	(37,604)	(33,999)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/11.180%	—	(49,996)	(49,996)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/(0.020)%	—	1,669	1,669
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/(0.020)%	7	(11,604)	(11,611)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/(0.020)%	(471)	(5,197)	(4,726)
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/(0.020)%	(12,489)	(23,355)	(10,866)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/(0.020)%	—	(13,569)	(13,569)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/(0.020)%	5	(38,997)	(39,002)
JPY	25,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/(0.020)%	(3,212)	(7,401)	(4,189)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/(0.020)%	(19,902)	(33,310)	(13,408)
JPY	60,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/(0.020)%	(17,006)	(28,178)	(11,172)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/(0.020)%	(9,551)	(70,966)	(61,415)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/(0.020)%	(918)	(18,320)	(17,402)
JPY	115,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/(0.020)%	(59,804)	(71,227)	(11,423)
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/(0.020)%	(2,863)	(68,770)	(65,907)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/(0.020)%	(1,429)	(33,763)	(32,334)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/(0.020)%	(6)	(9,476)	(9,470)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/(0.020)%	(24)	(12,776)	(12,752)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/(0.020)%	(12)	(18,225)	(18,213)

See Notes to Financial Statements.

60

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/(0.020)%	$(106)	$(25,897)	$(25,791)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/(0.020)%	(18,099)	(35,304)	(17,205)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/(0.020)%	(129)	(5,191)	(5,062)
JPY	45,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/(0.020)%	(45,149)	(67,902)	(22,753)
JPY	38,600	07/08/45	0.350%(A)	1 Day TONAR(2)(A)/(0.020)%	(42,104)	(62,677)	(20,573)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/(0.020)%	(3,179)	(102,069)	(98,890)
JPY	75,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/(0.020)%	(92,139)	(128,458)	(36,319)
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/(0.020)%	(25,252)	(58,486)	(33,234)
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(4,433)	(4,433)
KRW	230,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(6,674)	(6,674)
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/3.820%	(20,183)	(67,640)	(47,457)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(10,065)	(10,065)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/3.820%	—	(2,909)	(2,909)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/3.820%	(8,988)	(61,233)	(52,245)
KRW	261,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/3.820%	(4,116)	(15,086)	(10,970)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/5.030%	2,906	(10,301)	(13,207)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/5.640%	—	(12,078)	(12,078)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    61

Schedule of Investments  (continued)

as of October 31, 2023

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/5.560%	$14,982	$(18,038)	$(33,020)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/5.560%	—	(36,689)	(36,689)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/4.062%	(3,138)	(31,914)	(28,776)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.690%	894	(19,526)	(20,420)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/2.481%	—	(1,175)	(1,175)
THB	3,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/2.481%	—	(10,261)	(10,261)
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.494%	—	5,316	5,316
TWD	8,480	07/21/33	1.410%(Q)	3 Month TAIBOR(1)(Q)/1.494%	—	8,598	8,598
	7,960	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/5.350%	—	(21,250)	(21,250)
	12,055	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/5.350%	—	(6,094)	(6,094)
	11,870	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/5.350%	—	(512)	(512)
	3,760	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/5.350%	—	(852)	(852)
	10,265	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/5.350%	—	(6,117)	(6,117)
	19,100	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/5.350%	—	(30,594)	(30,594)
	10,290	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/5.350%	—	4,392	4,392
	3,604	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/5.350%	—	(20,258)	(20,258)
	10,150	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/5.350%	(15,992)	136,079	152,071
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/5.350%	—	2,324	2,324
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/5.350%	—	74,011	74,011

See Notes to Financial Statements.

62

Interest rate swap agreements outstanding at October 31, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/5.350%	$—	$30,423	$30,423
980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/5.350%	—	6,822	6,822

				$(692,113)	$(2,820,328)	$(2,128,215)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	$415	$—	$415	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	(6,588)	—	(6,588)	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.500%	4,273	—	4,273	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(2,685)	(8)	(2,677)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(6,537)	(7)	(6,530)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(1,048)	—	(1,048)	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(894)	(2)	(892)	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/3.650%	(1,931)	(1)	(1,930)	GSI

					$(14,995)	$(18)	$(14,977)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    63

Schedule of Investments  (continued)

as of October 31, 2023

Total return swap agreements outstanding at October 31, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR-245bps(T)/2.900%	DB	09/21/24	1,000	$(18,811)	$—	$(18,811)
U.S. Treasury Bonds(T)	1 Day USOIS-10bps(T)/5.230%	JPM	11/29/23	655	(70,075)	—	(70,075)

					$(88,886)	$—	$(88,886)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$87,617	$(11,991)	$32,089	$(140,149)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

JPS	$—	$3,627,160

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

64

The following is a summary of the inputs used as of October 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$11,445,487	$—
Ireland	—	1,518,244	—
Spain	—	—	44,826
United States	—	2,766,166	—
Commercial Mortgage-Backed Securities
Canada	—	11,626	—
Ireland	—	96,280	—
United Kingdom	—	516,536	—
United States	—	7,879,647	—
Convertible Bond
Jamaica	—	259	—
Corporate Bonds
Belgium	—	115,889	—
Brazil	—	426,562	—
Bulgaria	—	260,293	—
Canada	—	1,094,185	—
China	—	1,776,963	—
Denmark	—	155,422	—
France	—	2,223,380	—
Germany	—	1,134,816	—
Hong Kong	—	320,975	—
Hungary	—	93,401	—
India	—	473,279	—
Indonesia	—	182,366	—
Israel	—	152,000	—
Italy	—	660,117	—
Jamaica	—	196,602	—
Japan	—	336,194	—
Kazakhstan	—	320,055	—
Luxembourg	—	332,218	—
Malta	—	210,063	—
Mexico	—	984,744	—
Netherlands	—	714,139	—
Norway	—	150,389	—
Peru	—	35,232	—
Philippines	—	441,550	—
Poland	—	283,874	—
Portugal	—	113,321	—
Russia	—	288,062	—
Saudi Arabia	—	281,625	—
Singapore	—	73,222	—
Slovenia	—	130,492	—
South Africa	—	543,000	—
Spain	—	876,581	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    65

Schedule of Investments  (continued)

as of October 31, 2023

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Supranational Bank	$—	$359,250	$—
Switzerland	—	1,280,567	—
United Arab Emirates	—	1,068,224	—
United Kingdom	—	3,114,402	—
United States	—	13,847,846	—
Floating Rate and Other Loans
Jamaica	—	9,069	—
United States	—	3,671	—
Municipal Bond
Puerto Rico	—	145,474	—
Residential Mortgage-Backed Securities
Spain	—	16,606	—
United States	—	2,168,495	—
Sovereign Bonds
Andorra	—	170,269	—
Austria	—	211,621	—
Brazil	—	819,864	—
Bulgaria	—	246,937	—
Canada	—	83,609	—
Chile	—	105,236	—
China	—	871,738	—
Colombia	—	809,311	—
Croatia	—	426,734	—
Cyprus	—	818,772	—
Denmark	—	19,221	—
Dominican Republic	—	96,091	—
Estonia	—	213,874	—
France	—	138,489	—
Germany	—	193,323	—
Greece	—	2,033,744	—
Hong Kong	—	318,305	—
Hungary	—	310,266	—
Iceland	—	89,285	—
India	—	133,462	—
Indonesia	—	1,155,657	—
Israel	—	384,244	—
Italy	—	2,528,878	—
Kazakhstan	—	296,035	—
Latvia	—	251,408	—
Lithuania	—	170,919	—
Mexico	—	1,118,531	—
New Zealand	—	46,499	—
Panama	—	339,600	—
Peru	—	416,173	—
Philippines	—	504,034	—

See Notes to Financial Statements.

66

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Portugal	$—	$867,000	$—
Qatar	—	193,300	—
Romania	—	488,147	—
Saudi Arabia	—	304,245	—
Serbia	—	455,409	—
Singapore	—	26,866	—
Slovakia	—	130,589	—
Slovenia	—	816,616	—
Spain	—	1,253,217	—
Ukraine	—	203,497	—
United Arab Emirates	—	160,700	—
United Kingdom	—	605,063	—
Uruguay	—	38,921	—
U.S. Government Agency Obligations	—	132,187	—
U.S. Treasury Obligations	—	11,493,382	—
Unaffiliated Exchange-Traded Funds	982,993	—	—
Short-Term Investments
Affiliated Mutual Funds	1,810,141	—	—

Total	$2,793,134	$94,120,128	$44,826

Other Financial Instruments*
Assets
Futures Contracts	$682,732	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	106,999	—
OTC Credit Default Swap Agreements	—	84,932	—
Centrally Cleared Interest Rate Swap Agreements	—	654,578	—
OTC Interest Rate Swap Agreements	—	4,688	—

Total	$682,732	$851,197	$—

Liabilities
Futures Contracts	$(260,832)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(26,472)	—
Centrally Cleared Credit Default Swap Agreement	—	(179,494)	—
OTC Credit Default Swap Agreements	—	(5,627)	—
OTC Currency Swap Agreement	—	(7,858)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,782,793)	—
OTC Interest Rate Swap Agreements	—	(19,683)	—
OTC Total Return Swap Agreements	—	(88,886)	—

Total	$(260,832)	$(3,110,813)	$—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    67

Schedule of Investments  (continued)

as of October 31, 2023

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2023 were as follows:

Sovereign Bonds	21.5%
Banks	14.1
Collateralized Loan Obligations	14.0
U.S. Treasury Obligations	11.8
Commercial Mortgage-Backed Securities	8.8
Electric	2.8
Residential Mortgage-Backed Securities	2.2
Oil & Gas	2.0
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	1.9
Pipelines	1.8
Automobiles	1.5
Diversified Financial Services	1.1
Telecommunications	1.1
Commercial Services	1.1
Unaffiliated Exchange-Traded Funds	1.0
Media	1.0
Insurance	1.0
Real Estate Investment Trusts (REITs)	0.9
Transportation	0.9
Real Estate	0.8
Consumer Loans	0.7
Investment Companies	0.6
Foods	0.5
Engineering & Construction	0.5
Multi-National	0.4
Semiconductors	0.4
Healthcare-Products	0.4
Healthcare-Services	0.4
Retail	0.3
Pharmaceuticals	0.3

Home Builders	0.3%
Entertainment	0.3
Chemicals	0.3
Auto Manufacturers	0.3
Airlines	0.3
Beverages	0.3
Internet	0.2
Gas	0.2
Packaging & Containers	0.2
Software	0.2
Agriculture	0.2
Machinery-Diversified	0.2
Municipal Bond	0.2
Aerospace & Defense	0.1
U.S. Government Agency Obligations	0.1
Biotechnology	0.1
Building Materials	0.1
Auto Parts & Equipment	0.1
Electronics	0.1
Office/Business Equipment	0.1
Lodging	0.1
Coal	0.0	*
Apparel	0.0	*
Home Equity Loans	0.0	*

	99.8
Other assets in excess of liabilities	0.2

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for

See Notes to Financial Statements.

68

additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	—	$—		Due from/to broker-variation margin swaps	$179,494*
Credit contracts	Premiums paid for OTC swap agreements	87,617		Premiums received for OTC swap agreements	11,973
Credit contracts	Unrealized appreciation on OTC swap agreements	27,401		Unrealized depreciation on OTC swap agreements	23,740
Foreign exchange contracts	Due from/to broker-variation margin futures	337,741*		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	106,999		Unrealized depreciation on OTC forward foreign currency exchange contracts	26,472
Interest rate contracts	Due from/to broker-variation margin futures	344,991	*	Due from/to broker-variation margin futures	260,832	*
Interest rate contracts	Due from/to broker-variation margin swaps	654,578	*	Due from/to broker-variation margin swaps	2,782,793	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	18
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,688		Unrealized depreciation on OTC swap agreements	116,409

		$1,564,015			$3,401,731

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    69

Schedule of Investments  (continued)

as of October 31, 2023

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$152	$—	$—	$291,366
Foreign exchange contracts	—	—	(1,000,995)	(23,968)	—
Interest rate contracts	(12,193)	10,615	212,926	—	(21,157)

Total	$(12,193)	$10,767	$(788,069)	$(23,968)	$270,209

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$(211,695)
Foreign exchange contracts	—	—	233,073	28,777	—
Interest rate contracts	(35,535)	39,806	533,785	—	(601,594)

Total	$(35,535)	$39,806	$766,858	$28,777	$(813,289)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 8,188

Options Written (2)	1,361,000

Futures Contracts - Long Positions (2)	12,734,817

Futures Contracts - Short Positions (2)	44,015,830

Forward Foreign Currency Exchange Contracts - Purchased (3)	12,340,811

Forward Foreign Currency Exchange Contracts - Sold (3)	26,319,818

Interest Rate Swap Agreements (2)	83,113,798

Credit Default Swap Agreements - Buy Protection (2)	2,994,206

Credit Default Swap Agreements - Sell Protection (2)	18,994,665

Currency Swap Agreements (2)	96,718

Total Return Swap Agreements (2)	331,000

Inflation Swap Agreements (2)	254,184

*	Average volume is based on average quarter end balances as noted for the year ended October 31, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

See Notes to Financial Statements.

70

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$257,220	$(257,220)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$41,670	$(18,043)	$23,627	$—	$23,627
BNP	30,848	(4,692)	26,156	—	26,156
BNYM	6,895	(8,172)	(1,277)	—	(1,277)
BOA	24,193	(3,987)	20,206	—	20,206
CITI	6,627	(9,054)	(2,427)	—	(2,427)
DB	1,732	(19,219)	(17,487)	—	(17,487)
GSI	5,906	(2,823)	3,083	—	3,083
HSBC	19,667	(8,805)	10,862	—	10,862
JPM	7,215	(74,266)	(67,051)	—	(67,051)
MSI	72,882	(21,318)	51,564	—	51,564
SCB	4,880	(3,804)	1,076	—	1,076
TD	—	(122)	(122)	—	(122)
UAG	4,190	(4,307)	(117)	—	(117)

	$226,705	$(178,612)	$48,093	$—	$48,093

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    71

Statement of Assets and Liabilities

as of October 31, 2023

Assets

Investments at value, including securities on loan of $257,220:
Unaffiliated investments (cost $110,137,338)	$95,147,947
Affiliated investments (cost $1,810,115)	1,810,141
Foreign currency, at value (cost $172,242)	170,938
Dividends and interest receivable	854,392
Receivable for Fund shares sold	137,083
Due from broker—variation margin swaps	131,883
Unrealized appreciation on OTC forward foreign currency exchange contracts	106,999
Receivable for investments sold	100,818
Premiums paid for OTC swap agreements	87,617
Due from broker—variation margin futures	47,646
Unrealized appreciation on OTC swap agreements	32,089
Prepaid expenses and other assets	1,100

Total Assets	98,628,653

Liabilities

Payable for Fund shares purchased	735,340
Payable to broker for collateral for securities on loan	261,452
Unrealized depreciation on OTC swap agreements	140,149
Payable for investments purchased	99,294
Accrued expenses and other liabilities	66,551
Audit fees payable	43,990
Management fee payable	30,943
Unrealized depreciation on OTC forward foreign currency exchange contracts	26,472
Premiums received for OTC swap agreements	11,991
Shareholders’ reports fee payable	10,319
Professional fees payable	6,474
Directors’ fees payable	983
Affiliated transfer agent fee payable	905
Distribution fee payable	149
Dividends payable	11

Total Liabilities	1,435,023

Net Assets	$97,193,630

Net assets were comprised of:
Common stock, at par	$123,043
Paid-in capital in excess of par	116,792,212
Total distributable earnings (loss)	(19,721,625)

Net assets, October 31, 2023	$97,193,630

See Notes to Financial Statements.

72

Class A

Net asset value, offering price and redemption price per share, ($468,544 ÷ 59,332 shares of common stock issued and outstanding)	$7.90
Maximum sales charge (3.25% of offering price)	0.27

Maximum offering price to public	$8.17

Class C

Net asset value, offering price and redemption price per share, ($58,411 ÷ 7,400 shares of common stock issued and outstanding)	$7.89

Class Z

Net asset value, offering price and redemption price per share, ($10,692,784 ÷ 1,354,587 shares of common stock issued and outstanding)	$7.89

Class R6

Net asset value, offering price and redemption price per share, ($85,973,891 ÷ 10,882,976 shares of common stock issued and outstanding)	$7.90

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    73

Statement of Operations

Year Ended October 31, 2023

Net Investment Income (Loss)

Income
Interest income	$3,752,927
Unaffiliated dividend income	109,688
Affiliated dividend income	67,876
Affiliated income from securities lending, net	1,408

Total income	3,931,899

Expenses
Management fee	433,464
Distribution fee(a)	1,722
Custodian and accounting fees	59,820
Audit fee	43,990
Professional fees	43,809
Registration fees(a)	32,822
Shareholders’ reports	30,717
Fund data services	21,880
Transfer agent’s fees and expenses (including affiliated expense of $6,101)(a)	14,701
Directors’ fees	10,942
Miscellaneous	23,599

Total expenses	717,466
Less: Fee waiver and/or expense reimbursement(a)	(203,400)

Net expenses	514,066

Net investment income (loss)	3,417,833

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $467)	(631,485)
Futures transactions	(788,069)
Forward currency contract transactions	(23,968)
Options written transactions	10,767
Swap agreement transactions	270,209
Foreign currency transactions	(276,500)

(1,439,046)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $26)	2,295,406
Futures	766,858
Forward currency contracts	28,777
Options written	39,806
Swap agreements	(813,289)
Foreign currencies	(15,653)

2,301,905

Net gain (loss) on investment and foreign currency transactions	862,859

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,280,692

See Notes to Financial Statements.

74

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	1,127	595	—	—
Registration fees	6,528	5,778	11,578	8,938
Transfer agent’s fees and expenses	1,328	389	5,084	7,900
Fee waiver and/or expense reimbursement	(8,449)	(6,244)	(24,705)	(164,002)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    75

Statements of Changes in Net Assets

	Year Ended October 31,

	2023	2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,417,833	$2,169,263
Net realized gain (loss) on investment and foreign currency transactions	(1,439,046)	1,362,084
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,301,905	(20,035,154)

Net increase (decrease) in net assets resulting from operations	4,280,692	(16,503,807)

Dividends and Distributions
Distributions from distributable earnings
Class A	(20,492)	(21,897)
Class C	(2,273)	(5,305)
Class Z	(295,803)	(300,048)
Class R6	(3,808,260)	(3,029,090)

	(4,126,828)	(3,356,340)

Tax return of capital distributions
Class A	(1,739)	—
Class C	(193)	—
Class Z	(25,095)	—
Class R6	(323,086)	—

	(350,113)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	42,782,589	51,891,519
Net asset value of shares issued in reinvestment of dividends and distributions	4,476,015	3,349,091
Cost of shares purchased	(24,605,971)	(34,793,306)

Net increase (decrease) in net assets from Fund share transactions	22,652,633	20,447,304

Total increase (decrease)	22,456,384	587,157

Net Assets:

Beginning of year	74,737,246	74,150,089

End of year	$97,193,630	$74,737,246

See Notes to Financial Statements.

76

Financial Highlights

Class A Shares
	Year Ended October 31,

	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85		$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.20	0.15	0.21	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16		(2.03)	(0.27)	0.30	1.33
Total from investment operations	0.45		(1.83)	(0.12)	0.51	1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.35)	(0.26)	(0.28)	(0.56)
Tax return of capital distributions	(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-	-	(0.11)	-
Total dividends and distributions	(0.40)		(0.35)	(0.26)	(0.53)	(0.56)
Net asset value, end of year	$7.90		$7.85	$10.03	$10.41	$10.43
Total Return(b):	5.69%		(18.63)%	(1.22)%	5.12%	16.40%

Ratios/Supplemental Data:
Net assets, end of year (000)	$469		$465	$841	$729	$2,036
Average net assets (000)	$451		$570	$825	$1,716	$234
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89	%(d)	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	2.76%		3.10%	2.96%	2.30%	8.27%
Net investment income (loss)	3.64%		2.27%	1.48%	2.03%	1.69%
Portfolio turnover rate(e)	20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    77

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85		$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.14	0.08	0.12	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(2.04)	(0.28)	0.31	1.27
Total from investment operations	0.38		(1.90)	(0.20)	0.43	1.44
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.28)	(0.18)	(0.20)	(0.49)
Tax return of capital distributions	(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-	-	(0.11)	-
Total dividends and distributions	(0.34)		(0.28)	(0.18)	(0.45)	(0.49)
Net asset value, end of year	$7.89		$7.85	$10.03	$10.41	$10.43
Total Return(b):	4.77%		(19.24)%	(1.96)%	4.32%	15.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$58		$119	$139	$162	$39
Average net assets (000)	$59		$166	$150	$85	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.64	%(d)	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	12.14%		7.58%	10.05%	15.56%	97.66%
Net investment income (loss)	2.89%		1.54%	0.74%	1.15%	1.70%
Portfolio turnover rate(e)	20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class Z Shares
	Year Ended October 31,

	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85		$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.23	0.17	0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(2.04)	(0.27)	0.32	1.36
Total from investment operations	0.46		(1.81)	(0.10)	0.54	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.37)	(0.28)	(0.31)	(0.59)
Tax return of capital distributions	(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-	-	(0.11)	-
Total dividends and distributions	(0.42)		(0.37)	(0.28)	(0.56)	(0.59)
Net asset value, end of year	$7.89		$7.85	$10.03	$10.41	$10.43
Total Return(b):	5.82%		(18.42)%	(0.98)%	5.37%	16.71%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,693		$5,442	$10,982	$8,864	$3,854
Average net assets (000)	$6,320		$7,255	$17,287	$6,563	$1,214
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.03%		1.12%	1.09%	1.56%	3.11%
Net investment income (loss)	3.88%		2.53%	1.65%	2.17%	1.72%
Portfolio turnover rate(e)	20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund    79

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85		$10.04	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.24	0.18	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		(2.06)	(0.26)	0.31	1.28
Total from investment operations	0.47		(1.82)	(0.08)	0.54	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.37)	(0.29)	(0.31)	(0.59)
Tax return of capital distributions	(0.03)		-	-	(0.14)	-
Distributions from net realized gains	-		-	-	(0.11)	-
Total dividends and distributions	(0.42)		(0.37)	(0.29)	(0.56)	(0.59)
Net asset value, end of year	$7.90		$7.85	$10.04	$10.41	$10.43
Total Return(b):	6.01%		(18.47)%	(0.82)%	5.42%	16.79%

Ratios/Supplemental Data:
Net assets, end of year (000)	$85,974		$68,712	$62,187	$30,314	$28,565
Average net assets (000)	$79,863		$73,367	$37,302	$29,230	$26,482
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.59	%(d)	0.58%	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.80%		0.76%	0.89%	1.19%	1.49%
Net investment income (loss)	3.95%		2.69%	1.74%	2.25%	2.66%
Portfolio turnover rate(e)	20%		30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended October 31, 2023.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Notes to Financial Statements

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Global Total Return (USD Hedged) Fund    81

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued

82

using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

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Notes to Financial Statements (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of

84

the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

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Notes to Financial Statements (continued)

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

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payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

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Notes to Financial Statements (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

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Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements

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Notes to Financial Statements (continued)

are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation

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in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and

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Notes to Financial Statements (continued)

gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Fund has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% on average daily net assets up to $2 billion;	0.50%
0.485% of average daily net assets over $2 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

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Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.88%
C	1.63
Z	0.63
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the year ended October 31, 2023, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the year ended October 31, 2023, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and

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Notes to Financial Statements (continued)

shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$24,322,376	$12,415,397

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the year ended October 31, 2023, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wb)
$ —	$29,660,757	$28,113,302	$—	$ —	$1,547,455	1,547,455	$67,876

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Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

PGIM Institutional Money Market Fund(1)(b)(wb)
$878,894	$ 5,801,782	$ 6,418,483	$26	$467	$ 262,686	262,818	$ 1,408	(2)
$878,894	$ 35,462,539	$ 34,531,785	$26	$467	$1,810,141		$69,284

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$4,126,828	$—	$350,113	$4,476,941

For the year ended October 31, 2022, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$3,356,340	$—	$—	$3,356,340

As of October 31, 2023, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$112,909,753	$1,008,031	$(18,797,412)	$(17,789,381)

The differences between GAAP and tax basis were primarily attributable to bond premium amortization, mark-to-market of options, futures and forward contracts, straddles, interest accrual on defaulted securities, and other GAAP to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains

PGIM Global Total Return (USD Hedged) Fund    95

Notes to Financial Statements (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,794,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share, 1,500,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	200,000,000
C	300,000,000
Z	600,000,000
R6	400,000,000

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As of October 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,227	16.6%
R6	2,418,570	22.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	19.6%
Unaffiliated	2	71.8

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended October 31, 2023:
Shares sold	9,440	$76,719
Shares issued in reinvestment of dividends and distributions	2,751	22,230
Shares purchased	(12,058)	(97,613)
Net increase (decrease) in shares outstanding	133	$1,336

Year ended October 31, 2022:
Shares sold	20,179	$197,882
Shares issued in reinvestment of dividends and distributions	2,442	21,782
Shares purchased	(47,130)	(455,935)
Net increase (decrease) in shares outstanding before conversion	(24,509)	(236,271)
Shares purchased upon conversion into other share class(es)	(137)	(1,130)
Net increase (decrease) in shares outstanding	(24,646)	$(237,401)

Class C
Year ended October 31, 2023:
Shares sold	965	$7,774
Shares issued in reinvestment of dividends and distributions	305	2,466
Shares purchased	(8,972)	(70,532)
Net increase (decrease) in shares outstanding	(7,702)	$(60,292)

Year ended October 31, 2022:
Shares sold	13,681	$133,973
Shares issued in reinvestment of dividends and distributions	588	5,264
Shares purchased	(13,062)	(115,662)
Net increase (decrease) in shares outstanding	1,207	$23,575

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Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended October 31, 2023:
Shares sold	774,874	$6,289,087
Shares issued in reinvestment of dividends and distributions	39,795	320,757
Shares purchased	(153,572)	(1,240,474)
Net increase (decrease) in shares outstanding before conversion	661,097	5,369,370
Shares issued upon conversion from other share class(es)	27	218
Net increase (decrease) in shares outstanding	661,124	$5,369,588

Year ended October 31, 2022:
Shares sold	366,207	$3,138,737
Shares issued in reinvestment of dividends and distributions	32,847	293,266
Shares purchased	(800,314)	(7,312,632)
Net increase (decrease) in shares outstanding before conversion	(401,260)	(3,880,629)
Shares issued upon conversion from other share class(es)	241	2,062
Net increase (decrease) in shares outstanding	(401,019)	$(3,878,567)

Class R6
Year ended October 31, 2023:
Shares sold	4,494,847	$36,409,009
Shares issued in reinvestment of dividends and distributions	510,799	4,130,562
Shares purchased	(2,872,277)	(23,197,352)
Net increase (decrease) in shares outstanding before conversion	2,133,369	17,342,219
Shares purchased upon conversion into other share class(es)	(27)	(218)
Net increase (decrease) in shares outstanding	2,133,342	$17,342,001

Year ended October 31, 2022:
Shares sold	5,392,636	$48,420,927
Shares issued in reinvestment of dividends and distributions	344,850	3,028,779
Shares purchased	(3,184,359)	(26,909,077)
Net increase (decrease) in shares outstanding before conversion	2,553,127	24,540,629
Shares purchased upon conversion into other share class(es)	(103)	(932)
Net increase (decrease) in shares outstanding	2,553,024	$24,539,697

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

98

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended October 31, 2023. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $1,486,875, borrowed at a weighted average interest rate of 5.70%. The maximum loan outstanding amount during the period was $2,535,000. At October 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of

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Notes to Financial Statements (continued)

foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce

100

inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

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Notes to Financial Statements (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund

102

may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

PGIM Global Total Return (USD Hedged) Fund    103

Notes to Financial Statements (continued)

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Global Total Return Fund, Inc. and Shareholders of PGIM Global Total Return (USD Hedged) Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Global Total Return (USD Hedged) Fund (one of the funds constituting Prudential Global Total Return Fund, Inc., referred to hereafter as the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the four years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for the period ended October 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 19, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent, brokers and agent banks. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2023

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

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Tax Information (unaudited)

For the year ended October 31, 2023, the Fund reports the maximum amount allowable but not less than 28.57% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

For the tax year ended October 31, 2023, the Fund reports the maximum amount allowable but not less than 85.71% of interest dividends that are eligible to be treated as interest income in accordance with Section 163(j) of the Internal Revenue Code.

In January 2024, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2023.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from Interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 3.56% of the dividends paid by the Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

106

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 100

Chief Executive Officer and President, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); formerly Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); formerly Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).

		None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 101

Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; formerly President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

		Director of Urstadt Biddle Properties (equity real estate investment trust) (September 2008-August 2023).	Since July 2008

PGIM Global Total Return (USD Hedged) Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 98

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).

Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 101

Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).

Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).

Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 101

Retired; formerly Member (November 2014-September 2022) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); formerly Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).

		None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 98

A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).

Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 101

Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); formerly Director, ICI Mutual Insurance Company (2012-2017).

		None.	Since March 2018

PGIM Global Total Return (USD Hedged) Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 101

Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

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Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 101

President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and Principal Executive Officer (“PEO”) (since December 2023) of the PGIM Credit Income Fund; President and PEO (since September 2022) of the PGIM Private Credit Fund; President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).

		None.	Since January 2012

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 101

Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since December 2023) of the PGIM Credit Income Fund; Vice President (since September 2022) of the PGIM Private Credit Fund; Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).

		None.	Since March 2010

PGIM Global Total Return (USD Hedged) Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer

Chief Legal Officer (since December 2023) of the PGIM Credit Income Fund; Chief Legal Officer (since September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Since December 2005

Andrew Donohue 1972 Chief Compliance Officer

Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund, PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October 2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); Chief Compliance Officer (since December 2023) of the PGIM Credit Income Fund; formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).

Since May 2023

Andrew R. French 1962 Secretary

Vice President (since December 2018) of PGIM Investments LLC; Secretary (since December 2023) of the PGIM Credit Income Fund; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.

Since October 2006

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Melissa Gonzalez 1980 Assistant Secretary

Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.

Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary

Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.

Since June 2020

Debra Rubano 1975 Assistant Secretary

Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).

Since December 2020

George Hoyt 1965 Assistant Secretary

Vice President and Corporate Counsel of Prudential (since September 2023); formerly Associate General Counsel of Franklin Templeton and Secretary and Chief Legal Officer of certain funds in the Franklin Templeton complex (2020-2023) and Managing Director (2016-2020) and Associate General Counsel for Legg Mason, Inc. and its predecessors (2004-2020).

Since December 2023

Devan Goolsby 1991 Assistant Secretary

Vice President and Corporate Counsel of Prudential (since May 2023); formerly Associate at Eversheds Sutherland (US) LLP (2021-2023); Compliance Officer at Bloomberg LP (2019-2021); and an Examiner at the Financial Industry Regulatory Authority (2015-2019).

Since December 2023

Kelly A. Coyne 1968 Assistant Secretary

Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.

Since March 2015

PGIM Global Total Return (USD Hedged) Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Christian J. Kelly 1975 Chief Financial Officer

Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer (since December 2023) of the PGIM Credit Income Fund; Chief Financial Officer of PGIM Private Credit Fund (since September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).

Since January 2019

Russ Shupak 1973 Treasurer and Principal Accounting Officer

Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and Principal Accounting Officer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM Investments Fund Administration.

Since October 2019

Lana Lomuti 1967 Assistant Treasurer

Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM Investments Fund Administration.

Since April 2014

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Elyse M. McLaughlin 1974 Assistant Treasurer

Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since March 2023); Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM Investments Fund Administration.

Since October 2019

Robert W. McCormack 1973 Assistant Treasurer

Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since March 2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).

Since March 2023

Kelly Florio 1978 Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019-December 2021) at New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018-October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006-2009) at MetLife.

Since June 2022

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM Global Total Return (USD Hedged) Fund

∎

“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the Board Member. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM Credit Income Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

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Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Global Total Return (USD Hedged) Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreements with each of PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIML. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a

1PGIM Global Total Return (USD Hedged) Fund is a series of Prudential Global Total Return Fund, Inc.

PGIM Global Total Return (USD Hedged) Fund

Approval of Advisory Agreements (continued)

management agreement, and between each of PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, and PGIML, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services

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provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2022 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and

PGIM Global Total Return (USD Hedged) Fund

Approval of Advisory Agreements (continued)

PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2022. The Board considered that the Fund commenced operations on December 12, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended October 31, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertions that the Fund’s meaningful exposure to credit may detract during periods of heightened volatility and global risk-off sentiment, and that the Fund is expected to rebound versus the benchmark and peers as credit markets recover.

•

The Board also considered that the Fund outperformed its benchmark index in the fourth quarter of 2022 and outperformed its benchmark index and peer group in the first quarter of 2023 (ranking in the 17th percentile). The Board also noted that the Fund outperformed its peer group average for the five-year period and outperformed its benchmark index for the three-year period ended March 31, 2023.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.88% for Class A shares, 1.63% for Class C shares, 0.63% for Class Z shares and 0.58% for Class R6 shares through February 29, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Global Total Return (USD Hedged) Fund

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PHEAX	PHECX	PHEZX	PHEQX

CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)   Audit Fees

For the fiscal years ended October 31, 2023 and October 31, 2022, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $112,890 and $108,800, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended October 31, 2023 and October 31, 2022: none.

(c) Tax Fees

For the fiscal years ended October 31, 2023 and October 31, 2022: none.

(d) All Other Fees

For the fiscal years ended October 31, 2023 and October 31, 2022: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2022
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2023 and October 31, 2022 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2023